UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM N-Q


         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


              Investment Company Act file number 811- 05201


                        Thornburg Investment Trust
             (Exact name of registrant as specified in charter)


              119 East Marcy Street, Santa Fe, New Mexico 87501
             (Address of principal executive offices) (Zip code)


         Garrett Thornburg, 119 East Marcy Street, Santa Fe, New Mexico 87501
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 505-984-0200


Date of fiscal year end:   September 30, 2005


Date of reporting period:  June 30, 2005

Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

     Thornburg Limited Term Municipal Fund
     Thornburg California Limited Term Municipal Fund
     Thornburg Intermediate Municipal Fund
     Thornburg New Mexico Intermediate Municipal Fund
     Thornburg Florida Intermediate Municipal Fund
     Thornburg New York Intermediate Municipal Fund
     Thornburg Limited Term U.S. Government Fund
     Thornburg Limited Term Income Fund
     Thornburg Value Fund
     Thornburg International Value Fund
     Thornburg Core Growth Fund
     Thornburg Investment Income Builder Fund





SCHEDULE OF INVESTMENTS

Thornburg Limited Term Municipal Fund
June 30, 2005


CUSIPS: CLASS A - 885-215-459, CLASS C - 885-215-442, CLASS I - 885-215-434
NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX



                                                                         Credit Rating+    Principal
Issuer-Description                                                          Moody's/S&P     Amount             Value
------------------                                                        -------------   ----------          ------

Alabama -- 1.77%
  Birmingham  Carraway Alabama Special,  6.25% due 8/15/2009  (Insured:
  Connie Lee)                                                               NR/AAA     $ 10,000,000  $   10,731,000
  Huntsville  Health  Care  Authority  Series  A,  5.00%  due  6/1/2013
  (Insured: MBIA)                                                           Aaa/AAA       2,000,000       2,192,120
  Scottsboro   Industrial   Development  Board  Refunding,   5.25%  due
  5/1/2009 (LOC: PNC Bank)                                                   NR/NR        1,920,000       1,941,197
  Shelby County Series A, 7.20% due 8/1/2005 (ETM)                          Aaa/AAA         500,000         502,005
  Wilsonville  Industrial  Development  Board Pollution Control Revenue
  Refunding,  4.20% due 6/1/2019 put 6/1/2006 (Southern Electric Gaston
  Project; Insured: AMBAC)                                                  Aaa/AAA       8,955,000       9,068,639
Alaska -- 0.46%
  Alaska Energy Authority Power Revenue  Refunding Third Series,  6.00%
  due 7/1/2008 (Bradley Lake Project; Insured: FSA)                         Aaa/AAA       2,800,000       3,043,684
  Alaska  Student  Loan  Corp.  Revenue  Series A,  5.25% due  1/1/2012
  (Capital Project; Insured: FSA)                                           NR/AAA        3,000,000       3,330,600
Arizona -- 1.16%
  Arizona State  Transportation  Board Grant  Anticipation Notes Series
  A, 5.00% due 7/1/2009                                                     Aa3/AA-       2,500,000       2,689,225
  Maricopa  County  Arizona  School  District  97,  5.50% due  7/1/2008
  (Insured: FGIC)                                                           Aaa/NR          650,000         699,432
  Maricopa  County School  District 008,  7.50% due 7/1/2008  (Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,129,990
  Maricopa County Unified School District 41 Gilbert Refunding,  0% due
  1/1/2006 (Insured: FGIC)                                                  Aaa/AAA       1,000,000         987,100
  Mohave   County   Industrial   Development   Authority   Correctional
  Facilities  Contract  Revenue  Series A, 5.00% due  4/1/2009  (Mohave
  Prison LLC Project; Insured: XLCA)                                        NR/AAA        4,595,000       4,893,445
  Mohave County  Industrial  Development  Authority Series A, 5.00% due
  4/1/2014 (Mohave Prison LLC Project; Insured: XLCA)                       NR/AAA        3,135,000       3,437,183
  Pima  County  Industrial   Development  Authority  Education  Revenue
  Series C, 6.40% due 7/1/2013 (Arizona Charter Schools Project)            Baa3/NR       1,000,000       1,066,500
  Pima  County  Industrial  Development  Authority  Industrial  Revenue
  Refunding Lease Obligation A, 7.25% due 7/15/2010 (Insured: FSA)          Aaa/AAA         570,000         589,836
  Tucson Water Revenue Series D, 9.75% due 7/1/2008                         Aa3/A+          500,000         596,225
Arkansas -- 0.53%
  Conway Electric Revenue Refunding, 5.00% due 8/1/2007                      A2/NR        2,000,000       2,080,120
  Jefferson County Hospital Revenue Refunding & Improvement,  5.50% due
  6/1/2010 (Regional Medical Center Project)                                 NR/A         1,000,000       1,093,370
  Jefferson County Hospital Revenue Refunding & Improvement,  5.50% due
  6/1/2011 (Regional Medical Center Project)                                 NR/A         1,075,000       1,184,252
  Little Rock Hotel & Restaurant  Gross Receipts Tax Refunding,  7.125%
  due 8/1/2009                                                               A3/NR        2,645,000       2,930,554
California -- 2.32%
  Bay Area Government  Association Rapid Transit,  4.875% due 6/15/2009
  (Insured: AMBAC)                                                          Aaa/AAA         620,000         621,153
  California  Health Facilities  Financing  Authority Revenue Series 83
  C, 9.25% due 12/1/2006 (Mercy Health Care Project) (ETM)                  Aaa/AAA       1,600,000       1,745,648
  California  Health  Facilities  Financing  Authority Revenue Series B
  Refunding, 5.25% due 10/1/2013 (Kaiser Permanente Project) (ETM)          A3/AAA        2,620,000       2,833,530
  California  State  Department of Water  Resources Power Supply Series
  A, 5.50% due 5/1/2008                                                     A2/BBB+       2,050,000       2,189,010
  California  State  Department of Water  Resources Power Supply Series
  A, 5.50% due 5/1/2012                                                     A2/BBB+       2,600,000       2,916,940
  California  State  Department of Water  Resources Power Supply Series
  A, 6.00% due 5/1/2013                                                     A2/BBB+       2,550,000       2,961,468
  California Statewide Community  Development  Authority Revenue Series
  D, 4.35% due 11/1/2036 put 3/1/2007 (Kaiser Permanente Project)          VMIG2/A-1      2,000,000       2,030,500
  Central  Valley  Financing  Authority  Revenue,  6.00%  due  7/1/2009
  (Carson Ice Project)                                                      NR/BBB          500,000         517,800
  Northern  California  Power  Agency  Public Power  Revenue  Series A,
  5.00% due 7/1/2009 (Geothermal Project Number 3)                          Baa2/A-       6,100,000       6,107,930
  Sacramento County  Sanitation  District  Financing  Authority Revenue
  Series A, 5.875% due 12/1/2027 Crossover refunded 12/1/2005               Aa3/AA        2,500,000       2,556,600
  San Jose  Financing  Authority  Lease  Revenue  Series  D,  5.00% due
  6/1/2039  mandatory  put 6/1/2006  (Civic  Center  Project;  Insured:
  AMBAC)                                                                    Aaa/AAA       3,000,000       3,063,000
  Santa Clara County Financing  Authority,  5.00% due 8/1/2005 (Measure
  B Transportation Improvement Program Project)                              A2/NR        1,250,000       1,252,138
  Santa Clara County  Refunding  Grove  Gardens A, 2.20% due  2/15/2027
  put 7/1/2005 (daily demand notes)                                         NR/A-1+       1,000,000       1,000,000
  Torrance Hospital Revenue Series A, 7.10% due 12/1/2015  pre-refunded
  12/1/2005 (Little Co. of Mary Hospital Project)                           NR/AAA        1,305,000       1,329,704
  Tri City  Hospital  District  Revenue  Refunding  Series B, 6.00% due
  2/15/2006 (Insured: MBIA)                                                 Aaa/AAA       1,000,000       1,020,310
Colorado -- 4.30%
  Adams County Communication Center Series A, 4.75% due 12/1/2006           Baa1/NR       1,025,000       1,038,827
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  2/1/2012 (Insured: FHA, MBIA)                                             NR/AAA        1,310,000       1,427,468
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  8/1/2012 (Insured: FHA, MBIA)                                             NR/AAA        1,345,000       1,470,865
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  2/1/2013 (Insured: FHA, MBIA)                                             NR/AAA        1,380,000       1,510,576
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  8/1/2013 (Insured: FHA, MBIA)                                             NR/AAA        1,420,000       1,558,876
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  2/1/2015 (Insured: FHA, MBIA)                                             NR/AAA        1,530,000       1,684,958
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  8/1/2015 (Insured: FHA, MBIA)                                             NR/AAA        1,565,000       1,727,572
  Adams County School District 012  Series A, 4.375% due 12/15/2007         Aa3/AA-       1,000,000       1,037,690
  Central  Platte  Valley  Metropolitan  District  Refunding  Series A,
  5.00% due 12/1/2031 put 12/1/2009 (LOC: US Bank)                          NR/A-1       12,200,000      12,962,012
  Colorado  Department of Transport Revenue  Anticipation  Notes, 6.00%
  due 6/15/2008 (Insured: AMBAC)                                            Aaa/AAA       1,500,000       1,632,405
  Colorado  Educational  &  Cultural  Facilities,  4.90%  due  4/1/2008
  (Nashville Public Radio Project)                                          NR/BBB+       1,000,000       1,026,880
  Colorado Health Facilities  Authority,  5.00% due 9/1/2007  (Catholic
  Health Initiatives Project)                                               Aa2/AA        5,705,000       5,941,814
  Colorado Health  Facilities  Authority Series A, 5.375% due 12/1/2009
  (Catholic Health Initiatives Project)                                     Aa2/AA          515,000         552,111
  Colorado Housing Finance Authority, 5.25% due 10/1/2007                   A1/AA+          110,000         110,437
  Colorado  Springs   Utilities   Revenue  Systems   Subordinated  Lien
  Refunding & Improvement Series A, 5.00% due 11/15/2005                    Aa2/AA        2,230,000       2,249,446
  Denver  City & County  COP  Series A,  5.50% due  5/1/2006  (Insured:
  MBIA)                                                                     Aaa/AAA         500,000         511,590
  Denver  Convention  Center  Senior  Series  A,  5.00%  due  12/1/2011
  (Insured: XLCA)                                                           Aaa/AAA       3,335,000       3,641,720
  Dove Valley  Metropolitan  District Arapahoe County,  Series B, 3.30%
  due 11/1/2025 put 11/1/2005 (LOC: BNP Paribas)                            NR/A-1+       1,820,000       1,823,422
  El Paso  County  School  District  Number  49  Series  A,  6.00%  due
  12/1/2009 (Insured: FSA)                                                  Aaa/AAA       1,000,000       1,096,970
  Highlands  Ranch Metro  District 2 GO, 6.50% due 6/15/2012  (Insured:
  FSA)                                                                      Aaa/AAA       1,000,000       1,193,580
  Highlands  Ranch  Metropolitan  District 3 Refunding  Series B, 5.25%
  due 12/1/2008 (Insured: ACA)                                               NR/A         1,760,000       1,862,291
  Highlands  Ranch   Metropolitan   District  3  Series  A,  5.25%  due
  12/1/2008 (Insured: ACA)                                                   NR/A         1,520,000       1,608,342
  Lakewood COP, 4.40% due 12/1/2008 (Insured: MBIA)                         Aaa/AAA       1,000,000       1,046,250
  Metropolitan  Football  Stadium  District  Colorado Sales Tax Revenue
  Capital Appreciation Series A, 0.01% due 1/1/2008 (Insured: MBIA)         Aaa/AAA       1,025,000         949,744
  Pinery  West  Metropolitan   District  3,  4.70%  due  12/1/2021  put
  12/1/2007 (LOC: Compass Bank)                                             NR/A-2          970,000         992,970
  Plaza  Metropolitan  District 1 Revenue,  7.60% due 12/1/2016 (Public
  Improvement Fee/Tax Increment Project)                                     NR/NR        6,000,000       6,673,080
  Regional  Transportation  District  of  Colorado  Series A, 5.00% due
  6/1/2009 (Transit Vehicles Project; Insured: AMBAC)                       Aaa/AAA       1,000,000       1,072,650
  Southland  Metropolitan  District  Number 1 unlimited  GO,  6.75% due
  12/1/2016                                                                  NR/NR        1,000,000       1,104,820
Connecticut -- 0.12%
  Bridgeport GO, 6.00% due 3/1/2006 (Insured: AMBAC)                        Aaa/AAA       1,325,000       1,354,230
  Capitol Region Education Council, 6.375% due 10/15/2005                   NR/BBB          350,000         352,877
Delaware -- 0.62%
  Delaware  State Economic  Development  Authority  Revenue,  5.50% due
  7/1/2025 put 7/1/2010 (Delmarva Power & Light Project)                   Baa1/BBB       2,045,000       2,178,538
  Delaware  State  Health  Facilities  Authority  Revenue,   6.25%  due
  10/1/2006 (ETM)                                                           Aaa/AAA       2,000,000       2,005,560
  Delaware State Health  Facilities  Authority  Revenue Series A, 5.25%
  due 6/1/2011 (Beebe Medical Center Project)                              Baa1/BBB       1,275,000       1,370,115
  Delaware State Health  Facilities  Authority  Revenue Series A, 5.25%
  due 5/1/2012 (Nanticoke Memorial Hospital Project; Insured: Radian)        NR/AA        1,370,000       1,495,424
  Delaware State Health  Facilities  Authority  Revenue Series A, 5.25%
  due 5/1/2013 (Nanticoke Memorial Hospital Project; Insured: Radian)        NR/AA        1,445,000       1,568,215
District Of Columbia -- 2.15%
  District of Columbia, 5.50% due 6/1/2008 (Insured: AMBAC)                 Aaa/AAA       1,915,000       2,051,539
  District  of  Columbia  COP,  5.00%  due  1/1/2008  (Public  Safety &
  Emergency Project; Insured: AMBAC)                                        Aaa/AAA       1,000,000       1,049,600
  District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)             Aaa/AAA       5,950,000       6,557,614
  District  of  Columbia   Hospital   Revenue,   5.70%  due   8/15/2008
  (Medlantic Healthcare Project) (ETM)                                      Aaa/AAA       4,430,000       4,659,563
  District of Columbia Hospital Revenue Refunding,  5.10% due 8/15/2008
  (Medlantic Healthcare Group A Project) (ETM)                              Aaa/AAA       1,500,000       1,586,355
  District  of  Columbia  Revenue,   6.00%  due  8/15/2005   (Medlantic
  Healthcare Project) (ETM)                                                 Aaa/AAA       1,330,000       1,335,692
  District of Columbia Revenue, 5.50% due 10/1/2005 (Insured: MBIA)         Aaa/AAA         500,000         503,505
  District of Columbia  Revenue,  6.00% due 1/1/2007  (American  Assoc.
  for Advancement of Science Project; Insured: AMBAC)                       Aaa/AAA         500,000         522,935
  District of Columbia  Revenue,  6.00% due 1/1/2009  (American  Assoc.
  for Advancement of Science Project; Insured: AMBAC)                       Aaa/AAA       1,000,000       1,096,260
  District of Columbia Series A, 5.50% due 6/1/2009 (Insured: MBIA)         Aaa/AAA       4,700,000       5,124,034
  District of  Columbia  Tax  Increment  Capital  Appreciation,  0% due
  7/1/2009 (Mandarin Oriental Project; Insured: FSA)                        Aaa/AAA       2,000,000       1,750,960
  District of  Columbia  Tax  Increment  Capital  Appreciation,  0% due
  7/1/2011 (Mandarin Oriental Project; Insured: FSA)                        Aaa/AAA       1,990,000       1,597,831
  District of  Columbia  Tax  Increment  Capital  Appreciation,  0% due
  7/1/2012 (Mandarin Oriental Project; Insured: FSA)                        Aaa/AAA       1,480,000       1,133,917
  Washington  DC  Convention  Center  Authority  Dedicated Tax Revenue,
  5.00% due 10/1/2006 (Insured: AMBAC)                                      Aaa/AAA         750,000         770,610
Florida -- 6.04%
  Broward  County  Resource  Recovery  Revenue  Refunding,  5.375%  due
  12/1/2009 (Wheelabrator South Project)                                     A3/AA        5,000,000       5,382,000
  Capital  Projects  Finance  Authority  Student  Housing,   5.50%  due
  10/1/2012 (Capital Projects Student Housing; Insured: MBIA)               Aaa/AAA       1,000,000       1,108,830
  Crossings at Fleming Island  Community  Development  Refunding Series
  B, 5.45% due 5/1/2010 (Insured: MBIA)                                     Aaa/AAA       2,996,000       3,209,016
  Dade  County  Solid  Waste   Systems   Special   Obligation   Revenue
  Refunding, 6.00% due 10/1/2007 (Insured: AMBAC)                           Aaa/AAA       7,000,000       7,482,230
  Escambia County Health  Facilities  Revenue Baptist  Hospital Baptist
  Manor, 5.125% due 10/1/2014                                               A3/BBB+       2,755,000       2,866,715
  Florida Housing Finance Corp.  Multifamily  Housing Charleston Series
  I A, 2.27% due 7/1/2031 put 7/1/2005 (daily demand notes)                 NR/A-1+       1,400,000       1,400,000
  Florida  State   Refunding,   6.00%  due  7/1/2006   (Department   of
  Transportation Right of Way Project)                                      Aa1/AAA       1,465,000       1,513,096
  Gulf Breeze  Florida  Revenue  Local  Government  Series C, 4.00% due
  12/1/2015 put 12/1/2007 (Insured: FGIC)                                   Aaa/AAA       1,900,000       1,926,847
  Gulf Breeze  Florida  Revenue  Local  Government  Series E, 4.00% due
  12/1/2020 put 12/1/2007 (Insured: FGIC)                                   Aaa/AAA       1,170,000       1,186,532
  Hillsborough  County  Industrial  Development  Authority,  5.10%  due
  10/1/2013 (Tampa Electric Co. Project)                                   Baa2/BBB-      6,000,000       6,355,020
  Jacksonville   Electric  St.   John's  River  Park  Systems   Revenue
  Refunding Issue-2 17th Series, 5.25% due 10/1/2012                        Aa2/AA-       5,000,000       5,534,050
  Miami Dade  County  School  Board COP  Series A,  5.00% due  5/1/2006
  (Insured: MBIA)                                                           Aaa/AAA       1,910,000       1,947,551
  Miami Dade County  School  Board COP Series B, 5.50% due 5/1/2031 put
  5/1/2011 (Insured: MBIA)                                                  Aaa/AAA       1,010,000       1,112,212
  Miami Dade  County  School  Board COP  Series C,  5.00% due  8/1/2007
  (Insured: MBIA)                                                           Aaa/AAA       3,390,000       3,544,042
  Miami  Dade  County  Special  Housing  Revenue  Refunding,  5.80% due
  10/1/2012 (HUD Section 8)                                                 Baa3/NR       3,700,000       3,586,928
  Orange  County  Health  Facilities  Authority,  5.80% due  11/15/2009
  (Adventist Health System Project)                                          A2/A         1,395,000       1,529,032
  Orange County Health Facilities  Authority Revenue  Refunding,  6.25%
  due 11/15/2008 (Adventist Health Systems Project; Insured: AMBAC)         Aaa/AAA       3,120,000       3,221,681
  Orange County Health Facilities  Authority Revenue Unrefunded Balance
  Series A, 6.25% due 10/1/2007  (Orlando  Regional  Hospital  Project;
  Insured: MBIA)                                                            Aaa/AAA         925,000         991,008
  Orange  County  School Board  Series A, 6.00% due 8/1/2008  (Insured:
  MBIA)                                                                     Aaa/NR       10,000,000      10,898,300
  Palm Beach County Industrial  Development  Revenue Series 1996, 6.00%
  due 12/1/2006 (Lourdes-Noreen McKeen Residence Project) (ETM)              NR/A           940,000         980,749
  Palm Beach County Solid Waste Authority  Revenue  Refunding Series A,
  5.00% due 10/1/2005                                                       Aa3/AA-       2,420,000       2,432,729
  Pasco  County  Housing   Finance   Authority   Multi  Family  Revenue
  Refunding  Series A, 5.35% due 6/1/2027 put 6/1/2008  (Oak Trail Apts
  Project; Insured: AXA)                                                    NR/AA-        1,000,000       1,011,810
  Pelican Marsh  Community  Development  District  Refunding  Series A,
  5.00% due 5/1/2011 (Insured: Radian)                                       NR/NR        3,025,000       3,157,767
  St Johns County Florida  Industrial  Development  Authority Series A,
  5.50% due 8/1/2014 (Presbyterian Retirement Project)                       NR/NR        1,755,000       1,929,552
  Tampa  Solid  Waste  System  Revenue  Series A,  4.35% due  10/1/2008
  (Insured: AMBAC)                                                          Aaa/AAA       6,045,000       6,284,442
  University   Athletic   Association  Inc.  Florida  Athletic  Program
  Revenue Refunding,  2.20% due 10/1/2031 put 10/1/2005 (LOC:  Suntrust
  Bank)                                                                     Aa3/NR        3,000,000       2,996,160
Georgia -- 0.87%
  Atlanta Water & Wastewater  Revenue Series C, 2.25% due 11/1/2041 put
  7/1/2005 (daily demand notes)                                           VMIG1/A-1+      3,600,000       3,600,000
  Floyd County Sales Tax, 3.50% due 1/1/2006                                Aa3/NR        1,500,000       1,506,705
  Georgia Municipal  Association Inc. COP, 5.00% due 12/1/2006 (Atlanta
  City Court Project; Insured: AMBAC)                                       Aaa/AAA       1,000,000       1,031,840
  Georgia  Municipal  Electric Power Authority Revenue Series DD, 7.00%
  due 1/1/2008 (Insured: MBIA) (ETM)                                        Aaa/AAA          55,000          60,504
  Georgia  Municipal  Electric Power Authority  Revenue Series Y, 6.30%
  due 1/1/2006                                                               A1/A+          730,000         742,738
  Georgia  Municipal   Electric  Power  Authority  Revenue   Unrefunded
  Balance Series DD, 7.00% due 1/1/2008 (Insured: MBIA)                     Aaa/AAA       1,495,000       1,640,045
  Monroe County  Development  Authority  Pollution  Control,  6.75% due
  1/1/2010 (Oglethorpe Power Scherer A Refunding; Insured: MBIA)            Aaa/AAA       2,000,000       2,296,440
  Monroe  County  Development   Authority   Pollution  Control  Revenue
  Oglethorpe Power Scherer A, 6.80% due 1/1/2012 (Insured: MBIA)            Aaa/AAA       1,000,000       1,195,450
Hawaii -- 0.31%
  Hawaii State  Department of Budget & Finance Special Purpose Hawaiian
  Electric Co., 4.95% due 4/1/2012 (Insured: MBIA)                          Aaa/AAA       2,000,000       2,169,840
  Hawaii State Refunding Series Cb, 5.75% due 1/1/2007                      Aa2/AA-       1,000,000       1,043,870
  Honolulu City & County Refunding Series A, 7.35% due 7/1/2006             Aa2/AA-       1,000,000       1,045,060
Illinois -- 10.58%
  Champaign County Community No 116 Series C, 0% due 1/1/2009 (ETM)         Aaa/AAA       1,205,000       1,080,789
  Champaign  County  Community No 116  Unrefunded  Balance Series C, 0%
  due 1/1/2009 (Insured: FGIC)                                              Aaa/AAA       2,140,000       1,908,195
  Chicago Board of Education, 6.00% due 12/1/2009 (Insured: FGIC)           Aaa/AAA       2,000,000       2,240,660
  Chicago  Board  of  Education  School  Reform,  6.25%  due  12/1/2012
  (Insured: MBIA)                                                           Aaa/AAA         750,000         885,172
  Chicago  Housing  Authority   Capital  Program  Revenue,   5.00%  due
  7/1/2007                                                                  Aa3/AA        1,000,000       1,036,820
  Chicago  Housing  Authority   Capital  Program  Revenue,   5.25%  due
  7/1/2010                                                                  Aa3/AA        2,300,000       2,487,634
  Chicago Metropolitan Water Reclamation District, 6.90% due 1/1/2007       Aaa/AA+       2,300,000       2,394,944
  Chicago  Midway   Airport   Revenue  Series  A,  5.40%  due  1/1/2009
  (Insured: MBIA)                                                           Aaa/AAA       1,340,000       1,398,317
  Chicago  Midway   Airport   Revenue  Series  C,  5.50%  due  1/1/2013
  (Insured: MBIA)                                                           Aaa/AAA       1,180,000       1,322,143
  Chicago O'Hare  International  Airport  Revenue,  5.375% due 1/1/2007
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,032,900
  Chicago  O'Hare  International  Airport  Revenue,  5.00% due 1/1/2012
  (Insured: MBIA)                                                           Aaa/AAA       1,105,000       1,207,367
  Chicago  O'Hare  International  Airport  Revenue 2nd Lien Series C-1,
  5.00% due 1/1/2010 (Insured: MBIA)                                        Aaa/AAA       1,000,000       1,075,790
  Chicago O'Hare  International  Airport  Revenue  Refunding  Series A,
  4.90% due 1/1/2006 (Insured: MBIA)                                        Aaa/AAA         675,000         681,858
  Chicago Park District,  6.60% due 11/15/2014  partially  pre-refunded
  5/15/2005                                                                 Aa3/AA          760,000         777,632
  Chicago Park District  Parking Facility  Revenue,  5.75% due 1/1/2010
  (ETM)                                                                     Baa1/A        1,000,000       1,111,020
  Chicago  Public  Commerce   Building  Revenue  Series  C,  5.50%  due
  2/1/2006 (Insured: FGIC)                                                  Aaa/AAA       2,000,000       2,032,840
  Chicago Refunding Series A, 5.375% due 1/1/2013 (Insured: MBIA)           Aaa/AAA       2,000,000       2,217,340
  Chicago Refunding Series A-2, 6.125% due 1/1/2012 (Insured: AMBAC)        Aaa/AAA       1,000,000       1,157,780
  Chicago Tax Increment  Allocation  Central Series A, 0% due 12/1/2005
  (Insured: AMBAC)                                                          Aaa/AAA       5,000,000       4,944,550
  Chicago Water Revenue, 6.50% due 11/1/2011 (Insured: FGIC)                Aaa/AAA       1,810,000       2,133,302
  Cook & Will Counties  Township High School  District 206 Series C, 0%
  due 12/1/2005 (Insured: FSA)                                              Aaa/AAA       2,545,000       2,516,776
  Cook County Capital  Improvement,  5.50% due 11/15/2008  pre-refunded
  11/15/2006                                                                Aaa/AAA         995,000       1,042,740
  Cook County Community Capital Appreciation, 0% due 12/1/2010              Aaa/NR        2,000,000       1,654,260
  Cook  County  Community  School  District  97  Series  B,  9.00%  due
  12/1/2013 (Insured: FGIC)                                                 Aaa/NR        2,250,000       3,128,602
  Cook County School District 99, 9.00% due 12/1/2012 (Insured: FGIC)       Aaa/NR        1,000,000       1,347,810
  Du Page County Forest Preservation District, 0% due 11/1/2009             Aaa/AAA       5,000,000       4,342,700
  Glenview  Multi Family  Revenue  Refunding,  5.20% due  12/1/2027 put
  12/1/2007 (Collateralized: FNMA)                                          NR/AAA        1,485,000       1,534,213
  Hoffman  Estates  Illinois Tax  Increment  Revenue,  0% due 5/15/2006
  (Hoffman Estates Economic Dev. Project; Guaranty: Sears)                  Ba1/NR        3,075,000       2,972,695
  Hoffman  Estates  Illinois Tax Increment  Revenue Junior Lien, 0% due
  5/15/2007                                                                 Ba1/NR        1,500,000       1,394,955
  Hoffman Estates Illinois Tax Increment Revenue  Refunding,  5.25% due
  11/15/2009 (Economic Development Project; Insured: AMBAC)                 Aaa/AAA       5,100,000       5,110,761
  Illinois  Development  Finance  Authority  Pollution  Control Revenue
  Refunding,  5.70% due  1/15/2009  (Commonwealth  Edison Co.  Project;
  Insured: MBIA)                                                            Aaa/AAA       3,000,000       3,254,220
  Illinois  Development  Finance  Authority  Pollution Series A, 7.375%
  due 7/1/2021 pre-refunded 7/1/2006 (Illinois Power Co. Project)           Baa1/NR       5,000,000       5,321,650
  Illinois Development Finance Authority Revenue,  4.00% due 11/15/2005
  (Insured: XLCA)                                                           Aaa/AAA         860,000         864,111
  Illinois Development Finance Authority Revenue,  6.00% due 11/15/2009
  (Adventist Health Project; Insured: MBIA)                                 Aaa/AAA       3,635,000       4,012,131
  Illinois Development Finance Authority Revenue,  6.00% due 11/15/2010
  (Adventist Health Project; Insured: MBIA)                                 Aaa/AAA       3,860,000       4,322,505
  Illinois   Development  Finance  Authority  Revenue  Community  Rehab
  Providers A, 5.00% due 7/1/2006                                           NR/BBB        1,255,000       1,264,513
  Illinois  Development Finance Authority Revenue Provena Health Series
  A, 5.50% due 5/15/2011 (Insured: MBIA)                                    Aaa/AAA       1,000,000       1,072,070
  Illinois  Development  Finance Authority Revenue Refunding  Community
  Rehab Providers A, 5.60% due 7/1/2005                                     NR/BBB        1,000,000       1,000,040
  Illinois  Development  Finance Authority Revenue Refunding  Community
  Rehab Providers A, 5.60% due 7/1/2006                                     NR/BBB        1,000,000       1,015,470
  Illinois  Development  Finance Authority Revenue Refunding  Community
  Rehab Providers Series A, 6.00% due 7/1/2015                              NR/BBB        4,500,000       4,676,535
  Illinois  Development  Finance  Authority Revenue Series A, 5.75% due
  5/15/2014 (Provena Health Project; Insured: MBIA)                         Aaa/AAA       6,035,000       6,511,041
  Illinois  Educational  Facilities  Authority  Revenues,   6.375%  due
  10/1/2015 pre-refunded 10/1/2005 (Mercy Center Project)                   Baa2/NR       1,000,000       1,029,190
  Illinois   Educational   Facilities   Authority  Revenues  Unrefunded
  Balance Loyola A, 6.00% due 7/1/2009 (Insured: MBIA)                      Aaa/AAA       1,275,000       1,407,625
  Illinois Health Facilities  Authority  Revenue,  5.50% due 11/15/2007
  (OSF Healthcare System Project)                                            A2/A           915,000         961,015
  Illinois Health  Facilities  Authority  Revenue,  6.50% due 2/15/2008
  (Iowa Health System Project)                                               A1/NR        1,290,000       1,387,705
  Illinois Health  Facilities  Authority  Revenue,  6.50% due 2/15/2009
  (Iowa Health System Project)                                               A1/NR        1,375,000       1,510,039
  Illinois Health  Facilities  Authority  Revenue,  6.50% due 2/15/2010
  (Iowa Health System Project)                                               A1/NR        1,465,000       1,638,485
  Illinois Health  Facilities  Authority  Revenue,  6.00% due 2/15/2011
  (Iowa Health System Project; Insured: AMBAC)                              Aaa/AAA       1,560,000       1,745,016
  Illinois Health  Facilities  Authority Revenue  Refunding,  4.00% due
  8/15/2005 (University of Chicago Hospital & Health Project;  Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,001,610
  Illinois Health  Facilities  Authority Revenue  Refunding,  5.00% due
  8/15/2007 (University of Chicago Hospital & Health Project;  Insured:
  MBIA)                                                                     Aaa/AAA       1,500,000       1,564,260
  Illinois Health  Facilities  Authority Revenue  Refunding,  5.00% due
  8/15/2008 (University of Chicago Hospital & Health Project;  Insured:
  MBIA)                                                                     Aaa/AAA       1,500,000       1,586,730
  Illinois Health  Facilities  Authority Revenue  Refunding,  5.50% due
  11/15/2011 (Methodist Medical Center Project; Insured: MBIA)              Aaa/AAA       3,000,000       3,243,420
  Illinois Health Facilities  Authority Revenue  University of Chicago,
  5.00% due 8/15/2009 (Hospital Systems Project; Insured: MBIA)             Aaa/AAA       1,000,000       1,070,000
  Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)            Aaa/AAA       1,040,000       1,136,824
  Illinois State COP Central Management Department,  5.00% due 7/1/2007
  (Insured: AMBAC)                                                          Aaa/AAA         500,000         521,280
  Illinois  State  Partners  Series  A,  6.00% due  7/1/2006  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,000,000       1,032,430
  Kane County School  District  Number 129 Aurora West Side  Refunding,
  5.50% due 2/1/2012 (Insured: FGIC)                                        Aaa/NR        1,200,000       1,273,992
  Lake County  Community  Consolidated  School  District  73, 9.00% due
  1/1/2006 (Insured: FSA)                                                   Aaa/NR        1,000,000       1,030,740
  Lake  County  Community  High  School  District  117 Series B, 0% due
  12/1/2006 (Insured: FGIC)                                                 Aaa/NR        2,000,000       1,919,540
  Lake  County  Community  High  School  District  117 Series B, 0% due
  12/1/2011 (Insured: FGIC)                                                 Aaa/NR        3,235,000       2,552,900
  Lake County Consolidated High School Refunding, 3.25% due 12/1/2005       NR/AA-        2,990,000       2,997,206
  McHenry & Kane Counties Community  Consolidated  School District 158,
  0% due 1/1/2010 (Insured: FGIC)                                           Aaa/AAA       1,000,000         856,120
  McHenry & Kane Counties Il, 0% due 1/1/2012 (Insured: FGIC)               Aaa/AAA       2,200,000       1,721,214
  Mclean & Woodford  Counties  School District GO, 7.375% due 12/1/2010
  (Insured: FSA)                                                            Aaa/NR        1,500,000       1,803,240
  Metropolitan Pier & Exposition  Authority Dedicated State Tax Revenue
  Refunding  Series  A-2002,   6.00%  due  6/15/2007  (McCormick  Place
  Exposition Project; Insured: AMBAC)                                       Aaa/AAA       1,250,000       1,314,613
  Metropolitan Pier & Exposition  Authority Dedicated State Tax Revenue
  Refunding Series A-2002, 6.00% due 6/15/2007  pre-refunded  6/15/2006
  (McCormick Place Exposition Project)                                      Aaa/AAA       3,750,000       3,936,188
  Naperville  City,  Du  Page  &  Will  Counties  Economic  Development
  Revenue,  6.10% due 5/1/2008  (Hospital & Health  System  Association
  Project; LOC: American National Bank)                                     NR/AA-        1,895,000       1,936,728
  Peoria  Public  Building   Commission   School  District   Facilities
  Revenue, 0% due 12/1/2007 (Insured: FGIC)                                 Aaa/NR        1,100,000       1,022,296
  University   of   Illinois   COP  Series  A,   5.00%  due   8/15/2019
  pre-refunded 8/15/2011 (Utility Infrastructure Project)                   Aaa/AAA       5,235,000       5,749,077
  University of Illinois Revenues, 0% due 10/1/2006 (Insured: MBIA)         Aaa/AAA       6,300,000       6,081,327
Indiana -- 7.39%
  Allen  County  Economic  Development  Revenue,  5.00% due  12/30/2012
  (Indiana Institute of Technology Project)                                  NR/NR        1,370,000       1,453,460
  Allen County Economic  Development Revenue First Mortgage,  5.20% due
  12/30/2005 (Indiana Institute of Technology Project)                       NR/NR          965,000         974,978
  Allen County Economic  Development Revenue First Mortgage,  5.30% due
  12/30/2006 (Indiana Institute of Technology Project)                       NR/NR          690,000         709,831
  Allen County Economic  Development Revenue First Mortgage,  5.60% due
  12/30/2009 (Indiana Institute of Technology Project)                       NR/NR        1,110,000       1,181,018
  Allen County Jail Building Corp. First Mortgage, 5.75% due 10/1/2010      Aa3/NR        1,115,000       1,258,880
  Allen County Jail Building  Corp.  GO, 5.00% due 10/1/2011  (Insured:
  XLCA)                                                                     Aaa/AAA       2,390,000       2,599,436
  Allen County Jail Building  Corp.  GO, 5.00% due 10/1/2012  (Insured:
  XLCA)                                                                     Aaa/AAA       1,275,000       1,392,236
  Allen County Jail Building  Corp.  GO, 5.00% due 10/1/2014  (Insured:
  XLCA)                                                                     Aaa/AAA       1,000,000       1,100,200
  Allen County Jail Building  Corp.  GO, 5.00% due 10/1/2015  (Insured:
  XLCA)                                                                     Aaa/AAA       1,480,000       1,630,886
  Allen County Jail Building  Corp.  GO, 5.00% due 10/1/2016  (Insured:
  XLCA)                                                                     Aaa/AAA       1,520,000       1,672,638
  Allen  County   Redevelopment   District  Tax  Series  A,  5.00%  due
  11/15/2016                                                                              1,000,000       1,062,230
  Ball  State  University  Revenues  Student  Fee  Series K,  5.75% due
  7/1/2012 (Insured: FGIC)                                                  Aaa/AAA       1,000,000       1,134,200
  Boone County Hospital Association Lease Revenue,  5.00% due 1/15/2007
  (ETM)                                                                     Aaa/AAA       1,085,000       1,121,727
  Boonville Junior High School Building Corp.  Revenue, 0% due 7/1/2010
  (State Aid Withholding)                                                    NR/A           850,000         696,532
  Boonville Junior High School Building Corp.  Revenue, 0% due 1/1/2011
  (State Aid Withholding)                                                    NR/A           850,000         678,776
  Boonville  Junior High School Building Corp.  Revenue  Refunding,  0%
  due 7/1/2011 (State Aid Withholding)                                       NR/A           950,000         741,532
  Brownsburg 1999 School Building, 5.00% due 2/1/2011 (Insured: FSA)        NR/AAA        1,720,000       1,870,294
  Brownsburg 1999 School Building, 5.00% due 8/1/2011 (Insured: FSA)        NR/AAA        1,835,000       2,004,939
  Brownsburg 1999 School Building, 5.25% due 2/1/2012 (Insured: FSA)        NR/AAA        1,880,000       2,083,040
  Brownsburg 1999 School Building, 5.25% due 8/1/2012 (Insured: FSA)        NR/AAA        1,755,000       1,953,543
  Center  Grove  2000  Building  First  Mortgage,  5.00% due  7/15/2009
  (Insured: AMBAC)                                                          Aaa/AAA       1,175,000       1,265,052
  Center  Grove  2000  Building  First  Mortgage,  5.00% due  7/15/2010
  (Insured: AMBAC)                                                          Aaa/AAA       1,135,000       1,237,025
  Dekalb   County   Redevelopment   Authority   Lease  Rental   Revenue
  Refunding,  5.00% due 1/15/2011  (Mini Mill Local Public  Improvement
  Project; Insured: XLCA)                                                   Aaa/AAA       1,015,000       1,095,215
  Dekalb   County   Redevelopment   Authority   Lease  Rental   Revenue
  Refunding,  5.00% due 1/15/2012  (Mini Mill Local Public  Improvement
  Project; Insured: XLCA)                                                   Aaa/AAA       1,000,000       1,083,850
  Dekalb   County   Redevelopment   Authority   Lease  Rental   Revenue
  Refunding,  5.25% due 1/15/2013  (Mini Mill Local Public  Improvement
  Project; Insured: XLCA)                                                   Aaa/AAA       1,000,000       1,100,120
  Dekalb   County   Redevelopment   Authority   Lease  Rental   Revenue
  Refunding,  5.25% due 1/15/2014  (Mini Mill Local Public  Improvement
  Project; Insured: XLCA)                                                   Aaa/AAA       1,000,000       1,095,230
  Eagle Union Middle School Building Corp., 5.50% due 7/15/2009 (ETM)       Aaa/AAA         910,000         996,950
  Elberfeld J. H. Castle School Building Corp.  Indiana First Mortgage,
  0% due 1/15/2006 (State Aid Withholding)                                   NR/A         1,860,000       1,827,599
  Elberfeld J. H. Castle School  Building Corp.  Indiana First Mortgage
  Refunding, 0% due 7/5/2008 (Insured: MBIA)                                NR/AAA        1,860,000       1,692,749
  Evansville  Vanderburgh  Refunding,  5.00%  due  7/15/2014  (Insured:
  AMBAC)                                                                    NR/AAA        1,000,000       1,105,430
  Evansville  Vanderburgh  Refunding,  5.00%  due  7/15/2015  (Insured:
  AMBAC)                                                                    NR/AAA        1,000,000       1,108,020
  Goshen  Multi  School  Building  Corp.  First  Mortgage,   5.20%  due
  7/15/2007 (Insured: MBIA)                                                 Aaa/AAA         965,000       1,011,359
  Hammond  Multi-School  Building Corp.  First Mortgage  Refunding Bond
  Series 1997,  6.00% due  7/15/2008  (Lake County  Project;  State Aid
  Withholding)                                                               NR/A         2,305,000       2,445,467
  Huntington Economic Development Revenue,  6.00% due 11/1/2006 (United
  Methodist Membership Project)                                              NR/NR          295,000         303,525
  Huntington Economic Development Revenue,  6.15% due 11/1/2008 (United
  Methodist Membership Project)                                              NR/NR          700,000         745,983
  Huntington Economic Development Revenue,  6.20% due 11/1/2010 (United
  Methodist Membership Project)                                              NR/NR          790,000         837,068
  Indiana Health Facility Financing  Authority Hospital Revenue,  5.75%
  due 11/1/2005 (Daughters of Charity Project) (ETM)                        Aaa/AA+          85,000          85,901
  Indiana Health Facility  Financing  Authority Hospital Revenue Series
  D, 5.00% due 11/1/2026 pre-refunded 11/1/2007                             Aaa/NR        1,650,000       1,721,857
  Indiana  Municipal Power Supply Systems Revenue  Refunding  Series B,
  5.80% due 1/1/2008 (Insured: MBIA)                                        Aaa/AAA       1,000,000       1,069,420
  Indiana State Educational  Facilities  Authority  Revenue,  5.75% due
  10/1/2009 (University of Indianapolis Project)                             NR/A-          670,000         728,772
  Indiana  University  Revenues  Refunding,  0% due 8/1/2007  (Insured:
  AMBAC)                                                                    Aaa/AAA       2,500,000       2,349,575
  Indianapolis  Airport Authority Revenue Refunding Series A, 5.35% due
  7/1/2007 (Insured: FGIC)                                                  Aaa/AAA       1,100,000       1,148,048
  Indianapolis  Local  Public  Improvement  Bond  Bank   Transportation
  Revenue, 0% due 7/1/2005 (ETM)                                            Aa2/AA-       1,220,000       1,219,915
  Indianapolis  Local  Public  Improvement  Bond  Bank   Transportation
  Revenue, 0% due 7/1/2006 (ETM)                                            Aa2/AA-       1,240,000       1,206,619
  Indianapolis   Resource   Recovery  Revenue   Refunding,   6.75%  due
  12/1/2006 (Ogden Martin Systems, Inc. Project; Insured: AMBAC)            Aaa/AAA       2,000,000       2,099,200
  Knox  Middle  School  Building  Corp.   First  Mortgage,   6.00%  due
  7/15/2008 (Insured: FGIC)                                                 Aaa/AAA         855,000         929,488
  Knox  Middle  School  Building  Corp.   First  Mortgage,   6.00%  due
  7/15/2009 (Insured: FGIC)                                                 Aaa/AAA         455,000         504,845
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2014
  (Insured: FGIC)                                                           Aaa/AAA       1,200,000       1,323,588
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2015
  (Insured: FGIC)                                                           Aaa/AAA       1,250,000       1,381,700
  Merrillville  Multi School  Building Corp.  Refunding First Mortgage,
  6.55% due 7/1/2005 (Insured: MBIA)                                        Aaa/AAA         470,000         470,052
  Monroe County  Community  School  Building Corp.  Revenue  Refunding,
  5.00% due 1/15/2007 (Insured: AMBAC)                                      Aaa/AAA         625,000         643,144
  Mount Vernon of Hancock County  Refunding First  Mortgage,  5.00% due
  7/15/2013 (Insured: MBIA)                                                 Aaa/AAA       1,055,000       1,158,706
  Mount Vernon of Hancock County  Refunding First  Mortgage,  5.00% due
  7/15/2014 (Insured: MBIA)                                                 Aaa/AAA       1,135,000       1,251,894
  Mount Vernon of Hancock County  Refunding First  Mortgage,  5.00% due
  7/15/2015 (Insured: MBIA)                                                 Aaa/AAA       1,140,000       1,260,110
  Mount Vernon Pollution  Control & Waste General Electric Co. Project,
  2.35% due 12/1/2014 put 7/1/2005 (daily demand notes)                     Aaa/AAA       7,000,000       7,000,000
  North Adams Community Schools, 4.00% due 7/15/2005 (Insured: FSA)         Aaa/AAA         475,000         475,256
  North  Central  Campus  School  Building  Corp.  Indiana,  4.50%  due
  7/10/2005 (Insured: AMBAC)                                                Aaa/AAA       1,070,000       1,070,546
  Northwestern School Building Corp., 5.00% due 7/15/2011                   NR/AA-        1,240,000       1,343,714
  Perry Township Multi School Building  Refunding,  5.00% due 1/10/2013
  (Insured: FSA)                                                            Aaa/NR        1,225,000       1,341,338
  Perry Township Multi School Building  Refunding,  5.25% due 1/15/2013
  (Insured: MBIA)                                                           Aaa/AAA       1,235,000       1,376,976
  Perry Township Multi School Building  Refunding,  5.00% due 7/10/2013
  (Insured: FSA)                                                            Aaa/NR        2,025,000       2,223,916
  Perry Township Multi School Building  Refunding,  5.25% due 7/15/2013
  (Insured: MBIA)                                                           Aaa/AAA       1,305,000       1,460,739
  Perry Township Multi School Building  Refunding,  5.25% due 1/15/2014
  (Insured: MBIA)                                                           Aaa/AAA       1,335,000       1,497,590
  Perry Township Multi School Building  Refunding,  5.00% due 7/10/2014
  (Insured: FSA)                                                            Aaa/NR        2,130,000       2,349,284
  Peru  Community  School  Corp.  Refunding  First  Mortgage,   0%  due
  7/1/2010 (State Aid Withholding)                                           NR/A           835,000         684,241
  Plymouth Multi School  Building Corp.  Refunding,  5.50% due 7/1/2005
  (Plymouth Community School Project; Insured: MBIA)                        Aaa/AAA         835,000         835,067
  Rockport  Pollution Control Revenue Series C, 2.625% due 4/1/2025 put
  10/1/2006 (Indiana Michigan Power Co. Project)                           Baa2/BBB       4,030,000       3,990,345
  Vigo County Elementary School Building Corp.  Refunding & Improvement
  First Mortgage, 4.00% due 1/10/2008 (Insured: FSA)                        Aaa/AAA       1,635,000       1,677,232
  Warren  Township  Vision  2005  School  Building  Corp.,   3.00%  due
  1/10/2006 (Insured: FGIC)                                                 Aaa/AAA         595,000         595,952
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2010
  (State Aid Withholding)                                                   NR/AA-          995,000       1,097,246
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2011
  (State Aid Withholding)                                                   NR/AA-        1,095,000       1,220,629
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2011
  (Insured: FGIC)                                                           Aaa/AAA       2,080,000       2,356,661
  Westfield  Elementary  School  Building Corp.  First Mortgage  Series
  1997, 6.80% due 7/15/2007 (ETM)                                           Aaa/AAA       1,480,000       1,543,196
  Whitko Indiana  Middle School  Building  Corp.  Refunding,  5.35% due
  7/15/2007 (Insured: FSA)                                                  Aaa/AAA       1,305,000       1,340,992
Iowa -- 2.02%
  Ankeny Community School District Sales & Services Tax Revenue,  5.00%
  due 7/1/2010                                                               NR/A+        2,900,000       3,106,306
  Des  Moines  Limited  Obligation  Revenue,  6.25% due  12/1/2015  put
  12/1/2005 (Des Moines Parking  Associates  Project;  LOC: Wells Fargo
  Bank)                                                                      NR/NR        3,355,000       3,358,355
  Iowa Finance  Authority  Commercial  Development  Revenue  Refunding,
  5.75% due 4/1/2014 put 4/1/2010  (Governor  Square Project;  Insured:
  AXA)                                                                      NR/AA-        6,650,000       6,993,140
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.50%  due
  2/15/2007 (Iowa Health Services Project)                                   A1/NR          435,000         456,580
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.50%  due
  2/15/2009 (Iowa Health Services Project)                                   A1/NR        1,825,000       2,004,233
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.50%  due
  2/15/2010 (Iowa Health Services Project)                                   A1/NR        1,955,000       2,187,391
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.00%  due
  2/15/2011 (Iowa Health Services Project; Insured: AMBAC)                  Aaa/AAA       3,145,000       3,522,306
  Iowa Finance  Authority  Revenue  Trinity  Health Series B, 5.75% due
  12/1/2007                                                                 Aa3/AA-       1,430,000       1,518,088
  Iowa Finance  Authority  Revenue  Trinity  Health Series B, 5.75% due
  12/1/2010                                                                 Aa3/AA-       3,295,000       3,637,449
  Iowa University of Science & Technology  Revenue  Refunding Series B,
  5.20% due 7/1/2005 (Academic Building Project)                            Aa3/A+        1,170,000       1,170,082
Kansas -- 0.13%
  Dodge  Unified  School  District 443 Ford County,  8.25% due 9/1/2006
  (Insured: FSA)                                                            Aaa/AAA         500,000         531,335
  Wichita Water & Sewer Utility Revenue,  5.50% due 10/1/2011 (Insured:
  FGIC)                                                                     Aaa/AAA       1,160,000       1,209,590
Kentucky -- 1.43%
  Campbell & Kenton Counties Sanitation  District 1 Revenue,  6.50% due
  8/1/2005 (ETM)                                                            Aaa/AAA         145,000         145,497
  Kentucky  Economic   Development   Finance   Authority   Refunding  &
  Improvement  Series A, 5.00% due 2/1/2009  (Ashland Hospital Project;
  Insured: FSA)                                                             Aaa/AAA       1,580,000       1,683,711
  Kentucky  Economic   Development   Finance   Authority   Refunding  &
  Improvement  Series A, 5.00% due 2/1/2010  (Ashland Hospital Project;
  Insured: FSA)                                                             Aaa/AAA       1,000,000       1,075,080
  Kentucky  Economic  Development  Finance  Authority  Series C, 0% due
  10/1/2009  converts to 5.35% 10/1/2005  (Norton  Healthcare  Project;
  Insured: MBIA)                                                            Aaa/AAA       7,400,000       7,910,452
  Kentucky  Economic  Development  Finance  Authority  Series C, 0% due
  10/1/2010  converts to 5.40% 10/1/2005  (Norton  Healthcare  Project;
  Insured: MBIA)                                                            Aaa/AAA       7,830,000       8,483,492
  Kentucky State Turnpike Authority  Resources Recovery Revenue,  0.01%
  due 7/1/2006 (Insured: FGIC)                                              Aaa/AAA         390,000         373,491
  Louisville Water Revenue Refunding, 6.00% due 11/15/2006 (ETM)            Aaa/AAA         150,000         156,311
Louisiana -- 2.82%
  East Baton Rouge Pollution  Control Revenue,  2.30% due 11/1/2019 put
  7/1/2005 (Exxon Project) (daily demand notes)                             P1/A-1+       5,290,000       5,290,000
  Jefferson   Parish   Hospital   District   2,  5.25%  due   12/1/2015
  crossover-refunded 12/1/2005 (Insured: FGIC)                              Aaa/AAA       4,125,000       4,164,559
  Jefferson  Sales Tax District  Special  Sales Tax Revenue  Refunding,
  5.25% due 12/1/2006 (Insured: AMBAC)                                      Aaa/AAA       1,440,000       1,490,832
  Jefferson  Sales Tax District  Special  Sales Tax Revenue  Refunding,
  5.25% due 12/1/2007 (Insured: AMBAC)                                      Aaa/AAA       1,515,000       1,602,052
  Louisiana  Local Govt.  Environmental  Facilities  &  Community  Dev.
  Auth.  Multi Family Revenue  Series A, 5.00% due 9/1/2012  (Bellemont
  Apartments Project)                                                       Baa1/NR       1,000,000       1,015,580
  Louisiana  PFA Revenue,  5.375% due 12/1/2008  (Wynhoven  Health Care
  Center Project; Guaranty: Archdiocese of New Orleans)                      NR/NR        1,850,000       1,916,655
  Louisiana Public Facilities  Authority  Revenue,  5.75% due 10/1/2008
  (Loyola University Project)                                                A1/A+        1,000,000       1,082,630
  Louisiana Public Facilities  Authority Revenue  Refunding,  5.50% due
  10/1/2006 (Loyola University Project)                                      A1/A+        1,280,000       1,321,869
  Louisiana State  Correctional  Facility  Lease,  5.00% due 12/15/2008
  (Insured: Radian)                                                          NR/AA        7,135,000       7,543,122
  Louisiana State Offshore Terminal  Authority  Deepwater Port Revenue,
  4.375% due 10/1/2020 put 6/1/2007 (Loop LLC Project)                       A3/A         2,350,000       2,398,880
  Louisiana  State  Offshore  Terminal  Refunding  Series D,  4.00% due
  9/1/2023 put 9/1/2008 (Loop LLC Project)                                   A3/A         5,000,000       5,061,750
  New Orleans Parish School Board, 0% due 2/1/2008 (ETM)                    NR/AAA        6,050,000       5,203,907
  New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)                   Aaa/AAA       1,000,000         968,150
Maine -- 0.07%
  Regional Waste Systems Inc. Solid Waste  Resources  Recovery  Revenue
  Series P, 6.25% due 7/1/2010 (Insured: FSA)                               Aaa/AAA       1,000,000       1,020,100
Maryland -- 0.62%
  Baltimore Maryland, 7.00% due 10/15/2009 (Insured: MBIA)                  Aaa/AAA         580,000         672,939
  Howard  County  Retirement  Community  Revenue  Series  A,  7.25% due
  5/15/2015 pre-refunded 5/15/2010                                          NR/AAA        1,000,000       1,194,510
  Howard  County  Retirement  Community  Revenue  Series A,  7.875% due
  5/15/2021 pre-refunded 5/15/2010                                          NR/AAA        2,500,000       3,050,750
  Maryland State Health High Educational  Facilities  Refunding,  6.00%
  due 7/1/2009 (John Hopkins University Project)                            Aa2/AA        3,230,000       3,600,675
Massachusetts -- 1.87%
  Massachusetts  Development  Finance Agency Resource  Recovery Revenue
  Series A, 5.50% due 1/1/2011 (Insured: MBIA)                              Aaa/AAA       3,470,000       3,836,571
  Massachusetts  Development  Finance Agency Resource  Recovery Revenue
  Series B, 5.625% due 1/1/2012                                             Aaa/AAA       1,240,000       1,387,473
  Massachusetts   Industrial   Finance  Agency   Revenue,   8.375%  due
  2/15/2018 pre-refunded 2/15/2006 (Glenmeadow Retirement Project)           NR/NR        1,000,000       1,052,010
  Massachusetts  Municipal  Wholesale Electric Co. Power Supply Systems
  Revenue,  5.00% due  7/1/2005  (Stony Brook  Intermediate  Project A;
  Insured: MBIA)                                                            Aaa/AAA         900,000         900,054
  Massachusetts  Municipal  Wholesale Electric Co. Power Supply Systems
  Revenue  Series A, 5.00% due 7/1/2005  (Stony Brook Peaking  Project;
  Insured: MBIA)                                                            Aaa/AAA       1,000,000       1,000,060
  Massachusetts State Health & Educational Series H, 5.375% due 5/15/2012 (New
  England Medical Center Hospital Project; Insured:
  FGIC)                                                                     Aaa/AAA       3,415,000       3,796,046
  Massachusetts  State  Industrial  Finance Agency,  5.90% due 7/1/2027
  pre-refunded 7/1/2007 (Dana Hall School Project)                         Baa2/BBB       1,220,000       1,314,501
  Massachusetts  State Industrial  Finance Agency Capital  Appreciation
  Biomedical A, 0% due 8/1/2010                                             Aa3/A+       10,000,000       8,320,900
  Massachusetts State Refunding GO Series A, 6.00% due 11/1/2008            Aaa/AAA       1,000,000       1,095,750
  Massachusetts State Refunding Series A, 5.50% due 1/1/2010                Aa2/AA        1,500,000       1,648,230
  Taunton GO, 8.00% due 2/1/2006 (Insured: MBIA)                            Aaa/AAA       1,500,000       1,546,290
Michigan -- 2.34%
  Dearborn Economic  Development Corp.  Oakwood Obligation Group Series
  A, 5.75% due 11/15/2015 (Insured: FGIC)                                   Aaa/AAA       2,450,000       2,523,157
  Detroit Convention Facility, 5.25% due 9/30/2007                           NR/A         1,000,000       1,045,220
  Detroit Michigan Series A, 6.00% due 4/1/2007 (ETM)                       Aaa/AAA       1,405,000       1,483,540
  Dickinson  County  Healthcare  Systems  Hospital  Revenue  Refunding,
  5.50% due 11/1/2013 (Insured: ACA)                                         NR/A         2,500,000       2,691,600
  Jackson County Hospital Finance Authority  Hospital Revenue Series A,
  5.00% due 6/1/2006 (W.A. Foote Memorial  Hospital  Project;  Insured:
  AMBAC)                                                                    Aaa/NR        1,670,000       1,703,801
  Michigan  Hospital  Finance  Authority  Revenue,  5.375% due 7/1/2012
  (Insured: FSA)                                                            Aaa/AAA       2,000,000       2,044,060
  Michigan  Hospital  Finance  Authority  Revenue  Series A, 5.375% due
  11/15/2033 put 11/15/2007 (Ascension Health Project)                     Aa2/A-1+      10,000,000      10,508,700
  Michigan  State  Building  Authority  Revenue  Refunding   Facilities
  Program Series I, 5.00% due 10/15/2008 (Insured: FSA)                     Aaa/AAA       4,000,000       4,260,160
  Michigan State Job Development  Authority  Pollution Control Revenue,
  5.55% due 4/1/2009 (General Motors Corp. Project; Guaranty: GM)           Baa3/BB       1,925,000       1,924,846
  Michigan State Strategic Fund Refunding  Detroit  Educational,  4.85%
  due 9/1/2030 put 9/1/2011 (Insured: AMBAC)                                Aaa/NR        1,075,000       1,145,638
  Missouri  State Health &  Educational  Facilities  Authority  Revenue
  Series A, 5.00% due 6/1/2011                                              NR/AA-        1,000,000       1,080,760
  Oakland  County  Economic   Development  Corp.  Limited,   5.50%  due
  6/1/2014 pre-refunded 6/1/2007                                             A1/NR        1,000,000       1,070,670
  Oxford Area Community School District,  5.00% due 5/1/2012 (Guaranty:
  School Bond Loan Fund)                                                    Aa2/AA          800,000         873,808
Minnesota -- 0.52%
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2012
  (Healthpartners Obligation Group Project)                                Baa1/BBB+      1,000,000       1,090,050
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2013
  (Healthpartners Obligation Group Project)                                Baa1/BBB+      1,500,000       1,638,915
  Osseo Independent  School District 279 Crossover  Refunding Series B,
  5.00% due 2/1/2006 (School District Credit Program)                       Aa2/NR        1,915,000       1,941,484
  Southern  Minnesota  Municipal Power Agency Revenue  Refunding Series
  A, 5.00% due 1/1/2006 (Insured: AMBAC)                                    Aaa/AAA       1,000,000       1,011,810
  University of Minnesota Refunding Series A, 5.50% due 7/1/2006            Aa2/AA        1,450,000       1,490,629
Mississippi -- 0.53%
  Gautier  Utility  District  Systems  Revenue  Refunding,   5.50%  due
  3/1/2012 (Insured: FGIC)                                                  Aaa/NR        1,020,000       1,148,754
  Hattiesburg  Water &  Sewer  Revenue  Refunding  Systems,  5.20%  due
  8/1/2006 (Insured: AMBAC)                                                 Aaa/AAA         700,000         715,442
  Mississippi Hospital Equipment & Facilities Authority Revenue,  6.50%
  due 5/1/2006 (Refunding Mississippi Baptist Medical Center;  Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,022,970
  Mississippi  Hospital  Equipment & Facilities Baptist Memorial Health
  B2, 3.50% due 9/1/2022 put 10/1/2006                                       NR/NR        3,500,000       3,511,305
  Ridgeland   Multi  Family  Housing   Revenue,   4.95%  due  10/1/2007
  (Collateralized: FNMA)                                                    NR/AAA          905,000         917,788
Missouri -- 0.53%
  Missouri Development Finance Board Healthcare Facilities Revenue Series A,
  4.80% due 11/1/2012 (Lutheran Home Aged Project; LOC:
  Commerce Bank)                                                            Aa3/NR        1,275,000       1,328,843
  Platte County COP, 5.00% due 9/1/2008                                     NR/AA-        1,530,000       1,619,092
  Springfield  COP, 5.20% due 6/1/2006 (Law  Enforcement  Communication
  Project)                                                                  Aa3/NR          840,000         857,976
  Springfield  COP, 5.25% due 6/1/2007 (Law  Enforcement  Communication
  Project)                                                                  Aa3/NR          840,000         875,885
  St. Louis County Refunding,  5.00% due 8/15/2007 (Convention & Sports
  Facility Project B 1; Insured: AMBAC)                                     Aaa/AAA       2,495,000       2,607,649
Montana -- 1.18%
  Forsyth Pollution Control Revenue Refunding,  5.00% due 10/1/2032 put
  12/30/2008 (Insured: AMBAC)                                               Aaa/AAA      11,440,000      12,101,118
  Forsyth Pollution Control Revenue  Refunding,  5.20% due 5/1/2033 put
  5/1/2009 (Portland General Project)                                      Baa1/BBB+      4,000,000       4,203,920
Nebraska -- 0.98%
  Lancaster  County  School  District 1, 4.00% due  7/15/2007  (Lincoln
  Public School Project)                                                    Aa2/AAA       1,995,000       2,044,077
  Madison  County  Hospital  Authority  Revenue 1,  5.25% due  7/1/2010
  (Faith Regional Health Services Project; Insured: Radian)                  NR/AA        1,455,000       1,571,618
  Madison  County  Hospital  Authority  Revenue 1,  5.50% due  7/1/2012
  (Faith Regional Health Services Project; Insured: Radian)                  NR/AA        1,625,000       1,789,726
  Omaha Public  Power  District  Nebraska  Electric  Revenue  Refunding
  Systems B, 5.00% due 2/1/2013                                             Aa2/AA        5,000,000       5,506,800
  Omaha Public  Power  District  Nebraska  Electric  Revenue  Series A,
  7.50% due 2/1/2006 (ETM)                                                   NR/AA        1,090,000       1,115,801
  University of Nebraska Facilities Corp., 5.00% due 7/15/2008              Aa2/AA-       1,500,000       1,591,410
Nevada -- 1.21%
  Colorado River Commission Power Delivery A, 7.00% due 9/15/2008           Aa2/AA          840,000         916,179
  Humboldt  County  Pollution  Control  Revenue  Refunding,  6.55%  due
  10/1/2013 (Sierra Pacific Project; Insured: AMBAC)                        Aaa/AAA       5,000,000       5,253,500
  Las Vegas Special Refunding Local Improvement  District 707 Series A,
  5.125% due 6/1/2011 (Insured: FSA)                                        Aaa/AAA       1,705,000       1,833,625
  Nevada  Housing  Division FNMA Multi Family  Certificate A, 4.80% due
  4/1/2008 (Collateralized: FNMA)                                           NR/AAA        1,430,000       1,453,009
  Sparks  Redevelopment  Agency Tax Allocation Revenue Refunding Series
  A, 5.75% due 1/15/2009 (Insured: Radian)                                   NR/AA        1,000,000       1,078,050
  Sparks  Redevelopment  Agency Tax Allocation Revenue Refunding Series
  A, 5.75% due 1/15/2010 (Insured: Radian)                                   NR/AA        1,000,000       1,091,100
  Sparks  Redevelopment  Agency Tax Allocation Revenue Refunding Series
  A, 5.75% due 1/15/2011 (Insured: Radian)                                   NR/AA        1,285,000       1,407,024
  Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)          Aaa/AAA       3,500,000       3,752,595
New Hampshire -- 0.43%
  Manchester  Housing &  Redevelopment  Authority  Series A,  6.05% due
  1/1/2012 (Insured: ACA)                                                    NR/A         1,500,000       1,622,640
  New Hampshire  Industrial  Development  Authority Revenue,  3.75% due
  12/1/2009  (Central Vermont Public Services  Project;  LOC:  Citizens
  Bank)                                                                     Aa2/AA-       2,880,000       2,947,478
  New Hampshire System Revenue Series A, 7.00% due 11/1/2006  (Insured:
  FGIC)                                                                     Aaa/AAA       1,290,000       1,334,828
New Jersey -- 1.76%
  New Jersey  Economic  Development  Authority  Revenue  Cigarette Tax,
  5.00% due 6/15/2010 (Insured: FSA)                                        Aaa/AAA       1,000,000       1,078,720
  New Jersey State Transport  Trust Fund Authority  Series C, 5.00% due
  6/15/2007 (Transportation Systems Project)                                 A1/A+        3,000,000       3,116,370
  New Jersey State Transport  Trust Fund Authority  Series C, 5.00% due
  6/15/2008 (Transportation Systems Project)                                 A1/A+        5,000,000       5,272,900
  New Jersey State Transport  Trust Fund Authority  Series C, 5.00% due
  6/15/2009 (Transportation Systems Project)                                 A1/A+        5,000,000       5,336,850
  New Jersey State Transport  Trust Fund Authority  Series C, 5.25% due
  6/15/2013 (Transportation Systems Project; Insured: MBIA)                 Aaa/AAA       5,000,000       5,596,850
  Newark  Housing  Authority Port  Authority  Rental Backed,  3.50% due
  1/1/2006  (Newark Marine  Terminal  Redevelopment  Project;  Insured:
  MBIA)                                                                     Aaa/AAA       1,780,000       1,787,245
  Newark  Housing  Authority Port  Authority  Rental Backed,  5.00% due
  1/1/2010  (Newark Marine  Terminal  Redevelopment  Project;  Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,077,100
  Pequannock River Basin Regional Sewage Authority  Refunding Series M,
  5.00% due 12/1/2006 (Sewer Revenue Project; Insured: MBIA)                Aaa/NR        1,090,000       1,113,326
New Mexico -- 1.65%
  Albuquerque Airport Revenue Adjustment Refunding,  2.26% due 7/1/2014
  put 7/7/2005 (Insured: AMBAC) (weekly demand notes)                      VMIG1/A-1        400,000         400,000
  Farmington   Pollution  Control  Revenue,   2.25%  due  9/1/2024  put
  7/1/2005 (LOC: Barclays Bank) (daily demand notes)                        P1/A-1+       2,730,000       2,730,000
  New Mexico Finance Authority State Transportation  Refunding Sub Lien
  Series C-3, 2.249% due 6/15/2024 put 7/7/2005 (weekly demand notes)       Aaa/AAA       6,000,000       6,000,000
  New Mexico Highway  Commission  Revenue  Subordinated Lien Tax Series
  B, 5.00% due 6/15/2011 (Insured: AMBAC)                                   Aaa/AAA       4,865,000       5,307,326
  New Mexico State Refunding Series B, 5.00% due 9/1/2005                   Aa1/AA+       1,000,000       1,004,050
  University of New Mexico Hospital  Mortgage Revenue Bonds,  5.00% due
  7/1/2009 (Insured: FSA & FHA)                                             Aaa/AAA       1,455,000       1,556,049
  University of New Mexico Hospital  Mortgage Revenue Bonds,  5.00% due
  1/1/2011 (Insured: FSA & FHA)                                             Aaa/AAA       1,790,000       1,937,299
  University of New Mexico Hospital  Mortgage Revenue Bonds,  5.00% due
  7/1/2011 (Insured: FSA & FHA)                                             Aaa/AAA       2,065,000       2,245,378
  University of New Mexico Hospital  Mortgage Revenue Bonds,  5.00% due
  7/1/2012 (Insured: FSA & FHA)                                             Aaa/AAA       1,500,000       1,638,675
New York -- 8.00%
  Brookhaven   Industrial   Development  Agency  Revenue,   4.375%  due
  11/1/2031  put 11/1/2006  (Methodist  Retirement  Community  Project;
  LOC: Northfork Bank)                                                       A1/A-        1,625,000       1,647,198
  Hempstead  Industrial  Development  Agency Resource  Recovery Revenue
  Refunding,  5.00% due 12/1/2007 (American Ref-Fuel Project;  Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,048,650
  Hempstead Town Industrial  Development  Agency  Refunding,  5.00% due
  12/1/2008 (American Fuel Co. Project; Insured: MBIA)                      Aaa/AAA       1,000,000       1,046,920
  Long Island Power Authority  Electric  Systems Revenue General Series
  A, 6.00% due 12/1/2007 (Insured: AMBAC)                                   Aaa/AAA       1,500,000       1,611,240
  Long Island Power Authority General Series B, 5.00% due 12/1/2006          A3/A-        7,000,000       7,214,970
  Metropolitan  Transportation  Authority  New York  Revenue  Series B,
  5.00% due 11/15/2007                                                       A2/A         8,000,000       8,381,280
  Metropolitan  Transportation  Authority  New York  Service  Series B,
  5.25% due 7/1/2007                                                        A2/AA-        4,535,000       4,742,703
  Monroe  County  Industrial  Development  Agency,  5.375% due 6/1/2007
  (St. John Fisher College Project; Insured: Radian)                         NR/AA        1,050,000       1,096,694
  New York City GO,  2.34% due  8/1/2015  put  7/1/2005  (daily  demand
  notes)                                                                   VMIG1/A-1      1,500,000       1,500,000
  New York City Housing  Development Corp. Multi Family Housing Revenue
  Refunding Series A, 5.50% due 11/1/2009                                   Aa2/AA          185,000         185,851
  New York City Industrial  Development Agency Civic Facility Series A,
  5.25% due  6/1/2011  (Lycee  Francais De New York  Project;  Insured:
  ACA)                                                                       NR/A         2,215,000       2,385,577
  New York City Industrial  Development Agency Civic Facility Series A,
  5.25% due  6/1/2012  (Lycee  Francais De New York  Project;  Insured:
  ACA)                                                                       NR/A         2,330,000       2,515,421
  New York City Municipal Water Finance Authority,  2.34% due 6/15/2023
  put 7/1/2005 (daily demand notes)                                       VMIG1/A-1+      5,950,000       5,950,000
  New York City Municipal Water Finance Authority,  2.21% due 6/15/2024
  put 7/1/2005 (daily demand notes)                                       VMIG1/A-1+      3,570,000       3,570,000
  New  York  City  Municipal  Water  Finance  Authority  Water  & Sewer
  Systems  Revenue  Series B, 5.75% due  6/15/2026  Crossover  refunded
  6/15/2006 (Insured: MBIA)                                                 Aaa/AAA       5,000,000       5,194,600
  New York City Transitional  Refunding Future Tax Series A1, 5.00% due
  11/1/2012 (Insured: MBIA)                                                 Aa1/AAA       5,000,000       5,523,200
  New York City Transitional  Refunding Future Tax Series A1, 5.00% due
  11/1/2013                                                                 Aa1/AAA      10,000,000      11,091,200
  New York Dormitory  Authority,  6.00% due 7/1/2007  (Champlain Valley
  Physicians Project; Insured: Connie Lee)                                  NR/AAA        1,040,000       1,103,128
  New  York   Dormitory   Authority   Revenues,   6.00%  due   9/1/2008
  pre-refunded 9/1/2005 (Norton Healthcare Project)                          NR/AA        1,370,000       1,402,469
  New  York  Dormitory   Authority   Revenues  Mental  Health  Services
  Facilities Improvement B, 5.00% due 8/15/2010 (Insured: MBIA)             Aaa/AAA       1,600,000       1,740,832
  New York Dormitory  Authority Revenues Series B, 5.25% due 11/15/2026
  put 5/15/2012 (Insured: AMBAC)                                            Aaa/AAA       4,000,000       4,432,800
  New York Series B, 5.50% due 8/1/2011 (Insured: MBIA)                     Aaa/AAA       1,000,000       1,124,070
  New York Series H 4, 2.21% due  3/1/2034  put  7/1/2005  (LOC:  BONY)
  (daily demand notes)                                                    VMIG1/A-1+        500,000         500,000
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2013 (Insured: SONYMA)                                     Aa1/NR        1,600,000       1,711,968
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2014 (Insured: SONYMA)                                     Aa1/NR        1,500,000       1,604,970
  New York  State  Dormitory  Authority  Revenue  Refunding,  5.00% due
  2/15/2010 (Wyckoff Heights Project; Insured: AMBAC)                       Aaa/AAA       4,870,000       5,174,472
  New York State  Dormitory  Authority  Revenues,  5.875% due  7/1/2005
  (Teresian House Project; LOC: Fleet Bank)                                 Aa3/NR        1,000,000       1,000,090
  New York  State  Dormitory  Authority  Revenues,  5.00% due  7/1/2007
  (City University Systems Project)                                         A2/AA-        3,500,000       3,636,465
  New York  State  Dormitory  Authority  Revenues,  5.50% due  7/1/2012
  (South Nassau Community Hospital B Project)                               Baa1/NR       1,820,000       2,004,566
  New York  State  Dormitory  Authority  Revenues,  5.50% due  7/1/2013
  (South Nassau Community Hospital B Project)                               Baa1/NR       1,500,000       1,653,330
  New  York  State  Dormitory   Authority   Revenues  Secured  Hospital
  Interfaith Medical Center Series D, 5.75% due 2/15/2008                   A2/AA-        2,515,000       2,685,618
  New York State Housing Finance  Service  Contract Series A, 6.25% due
  9/15/2010 pre-refunded 9/15/2007                                          A2/AAA        1,920,000       2,041,862
  New York State Urban Development Corp.  Revenue Refunding  Facilities
  A, 6.50% due 1/1/2011 (Correctional Capital Project; Insured: FSA)        Aaa/AAA       2,500,000       2,907,750
  New York Thruway  Authority  General Revenue Special  Obligation,  0%
  due 1/1/2006                                                               NR/A-        1,320,000       1,301,480
  New  York  Urban  Development  Corp.  Revenue  University  Facilities
  Grants, 6.00% due 1/1/2006                                                A2/AA-          255,000         259,085
  New York Urban Development Corp. Series 7, 6.00% due 1/1/2006             A2/AA-        3,425,000       3,480,896
  Oneida  County  Industrial  Development  Agency  Series C,  6.00% due
  1/1/2009 (Civic Facility Faxton Hospital Project; Insured: Radian)         NR/AA          710,000         774,646
  Tobacco  Settlement  Financing Corp.  Asset Backed Series B 1C, 5.25%
  due 6/1/2013                                                              A2/AA-        2,000,000       2,117,360
  Tobacco  Settlement  Financing  Corp.  New York Revenue  Asset Backed
  Series  A-1C,  5.25%  due  6/1/2012   (Secured:   State   Contingency
  Contract)                                                                 A2/AA-        1,190,000       1,216,037
  Tobacco  Settlement  Financing  Corp.  New York Revenue  Asset Backed
  Series B-1C, 5.25% due 6/1/2013 (Insured: XLCA)                           Aaa/AAA       2,000,000       2,139,880
North Carolina -- 2.18%
  Cabarrus  County  COP  Installment  Financing  Contract,   4.50%  due
  2/1/2007 (Insured: AMBAC)                                                 Aaa/AAA       1,100,000       1,129,942
  North Carolina Eastern  Municipal Power Agency Power Systems Revenue,
  6.125% due 1/1/2009 (Insured: MBIA)                                       Aaa/AAA       2,860,000       3,153,064
  North Carolina  Eastern  Municipal Power Agency Power Systems Revenue
  Refunding Series D, 5.375% due 1/1/2011                                  Baa2/BBB       3,000,000       3,249,660
  North Carolina  Eastern  Municipal Power Agency Power Systems Revenue
  Series C, 5.25% due 1/1/2012                                             Baa2/BBB         650,000         704,633
  North Carolina  Eastern  Municipal  Power Agency Power Systems Series
  A, 5.50% due 1/1/2012                                                    Baa2/BBB       1,000,000       1,098,340
  North Carolina  Eastern  Municipal  Power Agency Power Systems Series
  C, 5.25% due 1/1/2013                                                    Baa2/BBB       1,055,000       1,146,870
  North Carolina  Municipal  Power Agency 1 Catawba  Electric  Revenue,
  6.00% due 1/1/2010 (Insured: MBIA)                                        Aaa/AAA       2,400,000       2,687,208
  North  Carolina  Municipal  Power Agency 1 Catawba  Electric  Revenue
  Series A, 5.50% due 1/1/2013                                              A3/BBB+       2,505,000       2,799,788
  North  Carolina  Municipal  Power Agency 1 Catawba  Electric  Revenue
  Series B, 6.375% due 1/1/2013                                             A3/BBB+       1,000,000       1,118,940
  North  Carolina  Municipal  Power Agency Series A, 6.00% due 1/1/2007
  (Insured: MBIA)                                                           Aaa/AAA       3,400,000       3,561,058
  North  Carolina  Municipal  Power Agency Series A, 6.00% due 1/1/2008
  (Insured: MBIA)                                                           Aaa/AAA       3,900,000       4,191,798
  North  Carolina  State COP  Series B,  5.00% due  6/1/2009  (Repair &
  Renovation Project)                                                       Aa2/AA+       2,000,000       2,146,060
  Raleigh Durham Airport  Authority Airport Revenue Series A, 5.50% due
  11/1/2006 (Insured: FGIC)                                                 Aaa/NR        2,000,000       2,071,780
  University of North Carolina  Systems Pool Revenue  Refunding  Series
  B, 5.00% due 4/1/2012 (Insured: AMBAC)                                    Aaa/AAA       1,030,000       1,138,778
North Dakota -- 0.07%
  Grand Forks Health Care Systems  Revenue Bond Series 1997,  6.25% due
  8/15/2005 (Altru Health System Project; Insured: MBIA)                    Aaa/AAA         910,000         913,949
Ohio -- 3.01%
  Bellefontaine  Hospital Revenue Refunding,  6.00% due 12/1/2013 (Mary
  Rutan Health Associates Project)                                          NR/BBB+       1,885,000       1,901,927
  Central  Ohio  Authority  Solid  Waste  Facility  Series B, 5.00% due
  12/1/2007                                                                 Aa2/AA+       2,025,000       2,124,245
  Cleveland  Cuyahoga  County  Port  Authority  Revenue  GO,  6.00% due
  11/15/2010                                                                 NR/NR        3,545,000       3,761,458
  Columbus GO, 12.375% due 2/15/2009                                        Aaa/AAA       1,050,000       1,381,149
  Cuyahoga  County  Hospital  Revenue  Refunding,  5.50% due  1/15/2019
  (University Health Systems Project B; Insured: MBIA)                      Aaa/AAA       4,000,000       4,131,920
  Cuyahoga  County  Hospital  Revenue  Refunding  Series  A,  4.75% due
  2/15/2008 (Metrohealth Systems Project; Insured: MBIA)                    Aaa/AAA       1,000,000       1,047,180
  Cuyahoga  County  Hospital  Revenue  Refunding  Series  B,  6.00% due
  1/15/2006 (University Hospital Health Systems Project)                     A3/A         2,705,000       2,750,255
  Hudson City Library Improvement, 6.35% due 12/1/2011                      Aa1/NR        1,400,000       1,622,334
  Lake County Sewer & Water District Improvement, 5.30% due 12/1/2011       Aa2/NR          455,000         484,989
  Lorain  County  Hospital  Revenue   Refunding   Catholic   Healthcare
  Partners B, 6.00% due 9/1/2008 (Insured: MBIA)                            Aaa/AAA       1,200,000       1,295,844
  Mahoning  Valley  District  Water  Refunding,  5.85%  due  11/15/2008
  (Insured: FSA)                                                            Aaa/AAA       1,300,000       1,422,707
  Mahoning  Valley  District  Water  Refunding,  5.90%  due  11/15/2009
  (Insured: FSA)                                                            Aaa/AAA         770,000         860,051
  Montgomery  County  Revenue,  6.00% due  12/1/2008  (Catholic  Health
  Initiatives Project)                                                      Aa2/AA        2,250,000       2,442,038
  Montgomery  County  Revenue,  6.00% due  12/1/2009  (Catholic  Health
  Initiatives Project)                                                      Aa2/AA        2,385,000       2,630,488
  Montgomery  County  Revenue,  6.00% due  12/1/2010  (Catholic  Health
  Initiatives Project)                                                      Aa2/AA        1,530,000       1,708,826
  Montgomery County Solid Waste Revenue,  6.00% due 11/1/2005 (Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,011,240
  Ohio   State   Building   Authority   Refunding   Adult   Corrections
  Facilities, 5.00% due 10/1/2006 (Insured: FSA)                            Aaa/AAA       2,000,000       2,056,200
  Ohio  State  GO,  6.65%  due  9/1/2009  (Infrastructure   Improvement
  Project)                                                                  Aa1/AA+       1,000,000       1,078,490
  Ohio  State   Unlimited   Tax  GO  Series  A,  5.75%  due   6/15/2010
  pre-refunded 6/15/2009                                                    Aa1/AA+       5,000,000       5,516,200
  Plain Local School District  Capital  Appreciation,  0% due 12/1/2006
  (Insured: FGIC)                                                           Aaa/NR          680,000         653,256
  Plain Local School District  Capital  Appreciation,  0% due 12/1/2007
  (Insured: FGIC)                                                           Aaa/NR          845,000         786,391
  Reading   Revenue   Development,   6.00%  due  2/1/2009  (St.  Mary's
  Educational Institute Project; Insured: Radian)                            NR/AA          975,000       1,063,208
Oklahoma -- 2.30%
  Claremore  Public  Works  Authority  Revenue  Refunding,   6.00%  due
  6/1/2006 (Insured: FSA)                                                   Aaa/NR        1,235,000       1,273,137
  Claremore  Public  Works  Authority  Revenue  Refunding,   6.00%  due
  6/1/2007 (Insured: FSA)                                                   Aaa/NR        1,340,000       1,421,700
  Comanche County Oklahoma Hospital Authority Revenue Refunding,  4.00%
  due 7/1/2007 (Insured: Radian)                                            Aa3/AA        1,265,000       1,285,215
  Comanche County Oklahoma Hospital Authority Revenue Refunding,  5.00%
  due 7/1/2011 (Insured: Radian)                                            Aa3/AA        1,000,000       1,071,630
  Grand River Dam Authority Revenue, 5.50% due 6/1/2010                     A2/BBB+       1,200,000       1,316,376
  Jenks Aquarium  Authority Revenue First Mortgage,  5.50% due 7/1/2010
  (Insured: MBIA)                                                           Aaa/NR          500,000         530,285
  Oklahoma  Authority Revenue Refunding Health Systems Obligation Group
  Series A, 5.75% due 8/15/2007 (Insured: MBIA)                             Aaa/AAA       2,380,000       2,518,968
  Oklahoma  Development  Finance Authority Health  Facilities  Revenue,
  5.75% due 6/1/2011 (Insured: AMBAC)                                       Aaa/AAA         740,000         832,922
  Oklahoma  Development  Finance Authority  Hospital Revenue Refunding,
  5.00% due 10/1/2012 (Unity Health Center Project)                         NR/BBB+       1,070,000       1,136,864
  Oklahoma  Development  Finance  Authority  Hospital Revenue Series A,
  5.25% due 12/1/2011 (Duncan Regional Hospital Project)                     NR/A-        1,215,000       1,312,042
  Oklahoma  Development  Finance  Authority  Hospital Revenue Series A,
  5.25% due 12/1/2012 (Duncan Regional Hospital Project)                     NR/A-        1,330,000       1,440,842
  Oklahoma  Development  Finance  Authority  Hospital Revenue Series A,
  5.25% due 12/1/2013 (Duncan Regional Hospital Project)                     NR/A-        1,250,000       1,353,662
  Oklahoma  Development  Finance  Authority Revenue Refunding Series A,
  5.20% due  8/15/2011  pre-refunded  8/15/2009  (Hillcrest  Healthcare
  System Project)                                                           Aaa/AAA       2,015,000       2,185,550
  Oklahoma  Housing   Development   Authority  Revenue  Lease  Purchase
  Program Series A, 5.10% due 11/1/2005                                     Aa3/NR        5,000,000       5,037,700
  Oklahoma State Industrial  Authority Revenue Health System Obligation
  A, 6.00% due 8/15/2010 pre-refunded 8/15/2009                             Aaa/AAA         190,000         213,792
  Oklahoma  State  Industrial   Authority  Revenue  Refunding  Integris
  Health System, 5.50% due 8/15/2005 (Insured: MBIA)                        Aaa/AAA       1,000,000       1,003,480
  Oklahoma  State  Industrial   Authority  Revenue  Unrefunded  Balance
  Health System Series A, 6.00% due 8/15/2010 (Insured: MBIA)               Aaa/AAA       2,150,000       2,395,530
  Tulsa County Independent School Building, 4.00% due 6/1/2008              Aa3/NR        2,750,000       2,836,157
  Tulsa County Independent School District, 4.50% due 8/1/2006              Aa3/AA-       2,650,000       2,701,145
Oregon -- 0.38%
  Clackamas  County  Hospital  Facility  Authority  Revenue  Refunding,
  5.00% due 5/1/2008 (Legacy Health Systems Project)                        Aa3/AA        4,000,000       4,205,000
  Medford  Hospital  Facilities  Authority  Revenue Series A, 5.25% due
  8/15/2006 (Asante Health Systems Project; Insured: MBIA)                  Aaa/AAA       1,000,000       1,027,590
Pennsylvania -- 2.34%
  Allegheny  County  Hospital  Development  Health  Series B, 6.30% due
  5/1/2009 (South Hills Health System Project)                              Baa1/NR       1,505,000       1,609,974
  Allegheny County Hospital Development Refunding,  4.40% due 11/1/2005
  (Health Center UPMC Health Systems Project; Insured: MBIA)                Aaa/AAA       1,000,000       1,005,720
  Delaware County Pennsylvania  Authority Revenue, 5.50% due 11/15/2007
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,057,450
  Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009           Aa3/AA-       1,000,000       1,073,490
  Manheim Township School Authority School Revenue Series 1978,  6.625%
  due 12/1/2007 pre-refunded 12/1/2005                                      NR/AAA        1,025,000       1,042,404
  Montgomery  County  Higher  Education & Health  Authority,  6.25% due
  7/1/2006                                                                  Baa2/NR         730,000         744,257
  Montgomery  County Higher  Education & Health  Authority,  6.375% due
  7/1/2007                                                                  Baa3/NR         550,000         571,032
  Pennsylvania Higher Educational  Facilities Authority Health Services
  Revenue,  5.50%  due  1/1/2009  (University  of  Pennsylvania  Health
  Systems Project)                                                           A3/A         1,500,000       1,536,090
  Pennsylvania  Higher  Educational  Facilities  Series  A,  5.00%  due
  8/15/2008 (University of Pennsylvania Health Systems Project)              A3/A         1,250,000       1,312,563
  Pennsylvania State Higher Educational  Facilities  Authority Revenue,
  4.00% due 11/1/2032 put 11/1/2005 (LOC: Allied Irish Banks PLC)          VMIG1/NR       1,500,000       1,506,105
  Pennsylvania State Second Series, 5.25% due 10/1/2008                     Aa2/AA          900,000         966,321
  Philadelphia Gas Works Revenue Eighteenth Series,  5.00% due 8/1/2009
  (Insured: AGC)                                                            Aa1/AAA       1,240,000       1,323,836
  Philadelphia Gas Works Revenue Eighteenth Series,  5.00% due 8/1/2010
  (Insured: AGC)                                                            Aa1/AAA       1,305,000       1,405,211
  Philadelphia   Hospital  &  Higher  Education   Facilities  Authority
  Revenue, 5.50% due 5/15/2006 (Jefferson Health Systems Project)           Aa3/AA-       1,000,000       1,022,050
  Philadelphia  Hospital & Higher  Education  Health  System  Series A,
  5.25% due  5/15/2007  (Jefferson  Health  Systems  Project;  Insured:
  MBIA)                                                                     Aaa/AAA       2,600,000       2,712,580
  Pittsburgh Series A, 5.00% due 9/1/2012 (Insured: MBIA)                   Aaa/AAA       3,415,000       3,733,995
  Pittsburgh Series A, 5.00% due 9/1/2013 (Insured: MBIA)                   Aaa/AAA       2,000,000       2,195,080
  Pottsville  Hospital Authority Revenue Acsension Health Credit Series
  A, 5.20% due 11/15/2009 (Insured: AMBAC)                                  Aaa/AAA       1,000,000       1,082,500
  Sayre Pennsylvania  Health Care Facilities  Authority Series A, 5.00%
  due 7/1/2008 (Latrobe Area Hospital Project; Insured: AMBAC)              Aaa/AAA       1,255,000       1,326,196
  Sayre Pennsylvania  Health Care Facilities  Authority Series A, 5.00%
  due 7/1/2009 (Latrobe Area Hospital Project; Insured: AMBAC)              Aaa/AAA       1,320,000       1,412,189
  Sayre Pennsylvania  Health Care Facilities  Authority Series A, 5.25%
  due 7/1/2011 (Latrobe Area Hospital Project; Insured: AMBAC)              Aaa/AAA       1,400,000       1,541,960
  Sayre Pennsylvania  Health Care Facilities  Authority Series A, 5.25%
  due 7/1/2012 (Latrobe Area Hospital Project; Insured: AMBAC)              Aaa/AAA       1,000,000       1,108,510
  Scranton Lackawanna Health & Welfare Authority,  7.125% due 1/15/2013
  pre-refunded 1/15/2007 (Marian Community Hospital Project)                 NR/NR        1,000,000       1,079,160
Rhode Island -- 1.12%
  Providence  Public Building  Authority  Refunding Series B, 5.75% due
  12/15/2007 (Insured: FSA)                                                 Aaa/AAA       1,075,000       1,149,605
  Providence Series C, 5.50% due 1/15/2012 (Insured: FSA)                   Aaa/AAA       1,880,000       2,121,298
  Rhode Island Bond  Authority  Revenue  Refunding  Series A, 5.00% due
  10/1/2005 (State Public Projects; Insured: AMBAC)                         Aaa/AAA       4,455,000       4,481,507
  Rhode Island Economic  Development Corp. Revenue,  5.75% due 7/1/2010
  (Providence Place Mall Project; Insured: Radian)                           NR/AA        2,075,000       2,244,465
  Rhode  Island State COP  Refunding,  5.125% due  10/1/2008  (Insured:
  MBIA)                                                                     Aaa/AAA       1,660,000       1,752,479
  Rhode Island State  Health & Education  Building,  4.50% due 9/1/2009
  (Butler Hospital Project; LOC: Fleet National Bank)                        NR/AA        1,960,000       2,050,062
  Rhode  Island  State  Health &  Educational  Building  Corp.  Revenue
  Hospital  Financing,  5.25% due 7/1/2014  (Memorial Hospital Project;
  LOC: Fleet Bank)                                                           NR/AA        1,565,000       1,702,313
South Carolina -- 0.99%
  Charleston County COP, 6.00% due 12/1/2007 (Insured: MBIA)                Aaa/AAA       2,050,000       2,188,252
  Charleston  County  COP  Refunding,  5.00% due  6/1/2007  (Charleston
  Public Facilities Corp. Project; Insured: MBIA)                           Aaa/AAA       1,350,000       1,402,447
  Medical  University of South Carolina  Hospital  Facilities  Revenue,
  5.50% due 7/1/2005 (ETM)                                                   NR/NR        1,000,000       1,000,080
  South   Carolina  Jobs  Economic   Development   Authority   Hospital
  Facilities Revenue  Improvement,  7.125% due 12/15/2015  pre-refunded
  12/15/2010 (Palmetto Health Alliance Project)                              NR/NR        1,250,000       1,517,325
  South   Carolina  Jobs  Economic   Development   Authority   Hospital
  Facilities  Revenue  Improvement  Series  A,  7.375%  due  12/15/2021
  pre-refunded 12/15/2010 (Palmetto Health Alliance Project)                 NR/NR        2,600,000       3,188,380
  South  Carolina  State Public  Service  Authority  Revenue  Refunding
  Series D, 5.00% due 1/1/2006                                              Aa2/AA-       2,000,000       2,023,020
  South  Carolina  State Public  Service  Authority  Revenue  Refunding
  Series D, 5.00% due 1/1/2007                                              Aa2/AA-       2,315,000       2,389,775
South Dakota -- 0.32%
  Rapid   City  Area   School   District   Refunding   Capital   Outlay
  Certificates GO, 5.00% due 1/1/2010 (Insured: FSA)                        Aaa/NR        1,000,000       1,080,150
  South  Dakota  Health &  Educational  Facilities  Authority  Revenue,
  5.50% due 9/1/2011 (Rapid City Regional  Hospital  Project;  Insured:
  MBIA)                                                                     Aaa/AAA       1,100,000       1,226,434
  South Dakota State Health & Educational Facilities Authority Revenue
  Refunding, 6.25% due 7/1/2009 (McKennan Hospital Project; Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,112,940
  South Dakota State Health & Educational  Facilities Authority Revenue
  Refunding,  6.00% due 7/1/2014 (McKennan  Hospital Project;  Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,049,950
Tennessee -- 0.23%
  Franklin  Industrial   Development  Multi  Family  Refunding  Housing
  Series A, 5.75% due 4/1/2010 (Insured: FSA)                               Aaa/AAA         660,000         686,823
  Hamilton  County  Industrial  Development  Board,  5.75% due 9/1/2005
  (Insured: FGIC)                                                           Aaa/AAA       1,000,000       1,005,240
  Metro Government Nashville Water & Sewer, 6.50% due 12/1/2014 (ETM)       Aaa/AAA       1,240,000       1,533,235
Texas -- 13.84%
  Amarillo  Health  Facilities  Corp.   Hospital  Revenue,   5.50%  due
  1/1/2011  (Baptist St.  Anthony's  Hospital Corp.  Project;  Insured:
  FSA)                                                                      Aaa/NR        1,350,000       1,490,481
  Austin Texas Refunding, 5.00% due 3/1/2011                                Aa2/AA+       1,000,000       1,089,360
  Bell County Health  Facilities  Development  Corp.  Revenue Series A,
  6.25%  due  8/15/2010  (Scott  &  White  Memorial  Hospital  Project;
  Insured: MBIA)                                                            Aaa/AAA       1,000,000       1,133,340
  Bexar County  Housing  Finance Corp.  Multi Family  Housing  Revenue,
  5.00% due 1/1/2011 (Insured: MBIA)                                        Aaa/NR        1,800,000       1,905,426
  Brazos River Authority Texas Special  Facilities  Revenue  Refunding,
  5.20% due 8/15/2008 (Insured: FGIC)                                       Aaa/AAA       1,000,000       1,003,100
  Cedar Hill Independent  School District  Refunding,  0% due 8/15/2010
  (Guaranty: PSF)                                                           NR/AAA        1,250,000       1,024,475
  Central  Regional  Mobility  Authority  Revenue  Anticipation  Notes,
  5.00% due 1/1/2008                                                        Aa3/AA        7,000,000       7,345,520
  Clint  Independent  School  District  Refunding,  5.50% due 2/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       1,700,000       1,893,545
  Clint  Independent  School  District  Refunding,  5.50% due 2/15/2012
  (Guaranty: PSF)                                                           Aaa/AAA       1,425,000       1,581,679
  Coppell  Independent  School  District  Refunding,  0% due  8/15/2007
  (Guaranty: PSF)                                                           NR/AAA        3,300,000       3,096,357
  Corpus Christi  Business & Job Development  Corp.  Sales Tax Revenue,
  5.00% due 9/1/2012  (Refunding & Improvement Arena Project;  Insured:
  AMBAC)                                                                    Aaa/AAA       1,025,000       1,126,198
  Corpus  Christi  Utility  Systems   Revenue   Refunding,   5.50%  due
  7/15/2005 (Insured: FSA)                                                  Aaa/AAA       2,000,000       2,002,360
  Corpus  Christi  Utility  Systems   Revenue   Refunding,   5.50%  due
  7/15/2006 (Insured: FSA)                                                  Aaa/AAA       4,070,000       4,186,850
  Corpus  Christi  Utility  Systems   Revenue   Refunding,   5.50%  due
  7/15/2008 (Insured: FSA)                                                  Aaa/AAA       2,000,000       2,149,000
  Corpus  Christi  Utility  Systems   Revenue   Refunding,   5.50%  due
  7/15/2009 (Insured: FSA)                                                  Aaa/AAA       4,780,000       5,224,922
  Cypress Fair Banks  Independent  School District  Refunding GO, 5.00%
  due 2/15/2022 put 8/15/2010                                               Aaa/AAA       2,500,000       2,690,000
  Dallas  Tax  Increment  Financing  Reinvestment  Zone  2,  5.75%  due
  8/15/2006 (Insured: Radian)                                                NR/AA          450,000         463,469
  Duncanville  Independent  School District  Refunding Series B, 0% due
  2/15/2011 (Guaranty: PSF)                                                 Aaa/AAA       4,945,000       4,045,801
  Duncanville  Independent  School District  Refunding Series B, 0% due
  2/15/2012 (Guaranty: PSF)                                                 Aaa/AAA       1,245,000         973,042
  Fort Worth Water & Sewer Revenue  Refunding & Improvement,  5.25% due
  2/15/2011                                                                 Aa2/AA        3,800,000       4,028,456
  Fort Worth Water & Sewer  Revenue  Series 2001,  5.25% due  2/15/2011
  (Tarrant & Denton County Project)                                         Aa2/AA        1,390,000       1,530,529
  Grapevine  Colleyville  ISD Capital  Appreciation,  0% due  8/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       7,350,000       5,892,936
  Grapevine Texas, 5.25% due 2/15/2012 (Insured: FGIC)                      Aaa/AAA       2,005,000       2,035,837
  Gulf Coast Waste Disposal Authority Environmental  Facilities Revenue
  Refunding, 4.20% due 11/2/2006 (Occidental Project)                      Baa2/BBB       4,000,000       4,041,840
  Gulf Coast Waste Disposal  Authority Texas Revenue  Refunding,  5.00%
  due 10/1/2010 (Bayport Area Systems Project; Insured: AMBAC)              Aaa/AAA       1,000,000       1,081,570
  Gulf Coast Waste Disposal  Authority Texas Revenue  Refunding,  5.00%
  due 10/1/2011 (Bayport Area Systems Project; Insured: AMBAC)              Aaa/AAA       1,000,000       1,088,220
  Harlingen  Consolidated   Independent  School,  7.50%  due  8/15/2006
  (Guaranty: PSF)                                                           Aaa/AAA       1,275,000       1,341,147
  Harlingen  Consolidated   Independent  School,  7.50%  due  8/15/2009
  (Guaranty: PSF)                                                           Aaa/AAA         750,000         875,235
  Harris County Health Facilities,  5.00% due 11/15/2015 (Teco Project;
  Insured: MBIA)                                                            Aaa/AAA       1,500,000       1,629,705
  Harris County Health Facilities  Development  Corp.  Hospital Revenue
  Refunding  Series A, 6.00% due 6/1/2012  (Memorial  Hospital  Systems
  Project; Insured: MBIA)                                                   Aaa/AAA         500,000         578,370
  Harris County Health  Facilities  Development  Corp.  Thermal Utility
  Revenue, 5.45% due 2/15/2011 (Teco Project; Insured: AMBAC)               Aaa/AAA       4,085,000       4,444,153
  Harris  County  Health  Facilities   Hospital  Series  A,  6.00%  due
  6/1/2010 (Memorial Hospital Systems Project; Insured: MBIA)               Aaa/AAA       3,100,000       3,477,859
  Harris  County  Hospital  District   Mortgage   Revenue,   7.40%  due
  2/15/2010 (ETM)                                                           Aaa/AAA         420,000         453,382
  Harris County Hospital District Mortgage Revenue  Unrefunded  Balance
  Refunding, 7.40% due 2/15/2010 (Insured: AMBAC)                           Aaa/AAA       1,925,000       2,136,153
  Harris  County  Hospital  District  Revenue   Refunding,   5.75%  due
  2/15/2011 (Insured: MBIA)                                                 Aaa/AAA      10,000,000      11,117,700
  Harris  County  Hospital  District  Revenue   Refunding,   5.75%  due
  2/15/2012 (Insured: MBIA)                                                 Aaa/AAA       2,000,000       2,216,000
  Harris County  Refunding  Toll Road Senior Lien Series B-2, 5.00% due
  8/15/2021 put 8/15/2009 (Insured: FGIC)                                   Aaa/AAA       5,000,000       5,345,050
  Harris County Sports  Authority  Revenue Senior Lien Series G, 0% due
  11/15/2010 (Insured: MBIA)                                                Aaa/AAA       3,260,000       2,698,204
  Houston  Community  College Systems  Refunding Student Fee, 5.25% due
  4/15/2010 (Insured: FSA)                                                  Aaa/AAA       1,000,000       1,092,810
  Houston  Community  College Systems  Refunding Student Fee, 5.25% due
  4/15/2011 (Insured: FSA)                                                  Aaa/AAA       1,000,000       1,103,260
  Houston  Community  College Systems  Refunding Student Fee, 5.25% due
  4/15/2012 (Insured: FSA)                                                  Aaa/AAA       1,460,000       1,621,841
  Houston  Community  College Systems  Refunding Student Fee, 5.25% due
  4/15/2013 (Insured: FSA)                                                  Aaa/AAA       1,250,000       1,397,350
  Irving Texas Hospital  Authority Revenue Series B, 5.75% due 7/1/2005
  (Irving Healthcare Systems Project; Insured: FSA)                         Aaa/AAA         500,000         500,040
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2012 (Insured: AMBAC)                                                Aaa/AAA       1,660,000       1,812,620
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2013 (Insured: AMBAC)                                                Aaa/AAA       1,745,000       1,913,986
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2014 (Insured: AMBAC)                                                Aaa/AAA       1,835,000       2,021,454
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2015 (Insured: AMBAC)                                                Aaa/AAA       1,930,000       2,131,646
  Lewisville   Combination   Contract  Revenue,   4.125%  due  5/1/2031
  pre-refunded  11/1/2006  (Special  Assessment  Castle  Hills  Project
  Number 3; LOC: Wells Fargo Bank)                                           NR/AA        1,000,000       1,019,080
  Longview  Water  &  Sewer  Revenue  Refunding,   5.00%  due  3/1/2012
  (Insured: MBIA)                                                           Aaa/AAA       1,150,000       1,258,917
  Lower  Colorado  River  Authority  Revenue  Refunding &  Improvement,
  8.00% due 5/15/2010 (Transportation Systems Project; Insured: FSA)        Aaa/AAA         750,000         908,925
  Mesquite  Independent  School  District  Refunding,  0% due 8/15/2011
  (Guaranty: PSF)                                                           NR/AAA        3,065,000       2,414,055
  Midlothian  Independent School District  Refunding,  0% due 2/15/2008
  (Guaranty: PSF)                                                           Aaa/NR        1,415,000       1,305,564
  Midlothian  Independent School District  Refunding,  0% due 2/15/2009
  (Guaranty: PSF)                                                           Aaa/NR        1,200,000       1,067,460
  Midtown  Redevelopment   Authority  Texas  Tax,  6.00%  due  1/1/2010
  (Insured: Radian)                                                          NR/AA          700,000         772,016
  Midtown  Redevelopment   Authority  Texas  Tax,  6.00%  due  1/1/2011
  (Insured: Radian)                                                          NR/AA          740,000         827,157
  North Texas Health Facilities  Development  Corp., 5.25% due 9/1/2006
  (United Regional Health Care System, Inc. Project; Insured: MBIA)         Aaa/AAA       1,000,000       1,028,040
  Red River Education Finance Corp.,  2.10% due 12/1/2034 put 12/1/2007
  (Parish Episcopal School Project; LOC: Allied Irish Banks PLC)           VMIG1/NR       2,500,000       2,422,950
  Sam Rayburn Municipal Power Agency Refunding, 5.50% due 10/1/2012        Baa2/BBB-      6,000,000       6,624,900
  San Antonio Hotel  Occupancy  Revenue  Refunding  Series B, 5.00% due
  8/15/2034 put 8/1/2008 (Insured: AMBAC)                                   Aaa/AAA       5,000,000       5,280,400
  Socorro  Independent  School  District  Series A, 5.75% due 2/15/2011
  (Guaranty: PSF)                                                           NR/AAA        1,970,000       2,102,877
  Southlake Tax Increment  Certificates of Obligation  Series B, 0% due
  2/15/2007 (Insured: AMBAC)                                                Aaa/AAA         965,000         895,597
  Southlake Tax Increment  Certificates of Obligation  Series B, 0% due
  2/15/2008 pre-refunded 2/15/2006                                          Aaa/AAA       1,120,000         981,467
  Southlake Tax Increment  Certificates of Obligation  Series B, 0% due
  2/15/2009 pre-refunded 2/15/2006                                          Aaa/AAA       1,275,000       1,051,633
  Southlake Tax Increment  Certificates of Obligation  Series B, 0% due
  2/15/2010 pre-refunded 2/15/2006                                          Aaa/AAA       1,440,000       1,113,595
  Spring  Branch  Independent  School  District,   7.50%  due  2/1/2011
  (Guaranty: PSF)                                                           Aaa/AAA         500,000         604,750
  Springhill  Courtland  Heights  Public  Facility  Corp.   MultiFamily
  Revenue Senior Lien Housing Series A, 5.125% due 12/1/2008                NR/BBB-       1,150,000       1,170,275
  Tarrant   County   Health    Facilities,    5.875%   due   11/15/2007
  (Adventist/Sunbelt Health System Project)                                  A2/A           580,000         613,959
  Tarrant    County   Health    Facilities,    6.00%   due   11/15/2009
  (Adventist/Sunbelt Health System Project)                                  A2/A           650,000         714,142
  Tarrant    County   Health    Facilities,    6.10%   due   11/15/2011
  (Adventist/Sunbelt Health System Project)                                  A2/A           730,000         817,199
  Tarrant  County  Health  Facilities   Development  Corp.,  5.75%  due
  2/15/2011 (Texas Health Resources Project; Insured: MBIA)                 Aaa/AAA       1,400,000       1,515,836
  Tarrant County Health  Facilities  Development  Corp.  Health Systems
  Revenue  Series  A,  5.75%  due  2/15/2008  (Texas  Health  Resources
  Systems Project; Insured: MBIA)                                           Aaa/AAA       3,000,000       3,205,860
  Tarrant  County  Health  Facilities  Development  Series A, 5.75% due
  2/15/2009 (Texas Health Resources Systems Project; Insured: MBIA)         Aaa/AAA       3,000,000       3,235,530
  Texarkana  Health  Facilities  Development  Corp.  Hospital  Revenue,
  5.75% due 10/1/2008 (Insured: MBIA)                                       Aaa/AAA       1,500,000       1,623,465
  Texas  Affordable  Housing  Corp.  Portfolio  A,  4.85% due  9/1/2012
  (Insured: MBIA)                                                           Aaa/AAA       2,000,000       2,001,060
  Texas  Affordable   Housing  Corp.   Series  A,  4.85%  due  9/1/2012
  (Insured: MBIA)                                                           Aaa/AAA       1,945,000       2,009,982
  Texas Public Finance  Authority  Building Revenue State  Preservation
  Project Series B, 6.00% due 8/1/2011  pre-refunded 8/1/2009 (Insured:
  FSA)                                                                      Aaa/AAA       1,000,000       1,114,650
  Texas State Turnpike  Authority  Central Texas Turnpike  Systems Rev.
  Bond Anticipation Note 2nd Tier, 5.00% due 6/1/2008                       Aa3/AA        7,000,000       7,405,860
  Travis County GO, 5.00% due 3/1/2007                                      Aaa/AAA       1,000,000       1,035,820
  Travis County GO, 5.00% due 3/1/2010                                      Aaa/AAA         500,000         527,595
  Travis County Health Facilities  Development Corp.  Revenue Ascension
  Health Credit Series A, 5.75% due 11/15/2007 (Insured: MBIA)              Aaa/AAA       1,000,000       1,064,800
  Travis County Health Facilities  Development Corp.  Revenue Ascension
  Health Credit Series A, 5.75% due 11/15/2008 (Insured: MBIA)              Aaa/AAA       2,300,000       2,497,248
  Travis County Health Facilities  Development Corp.  Revenue Series A,
  5.75% due 11/15/2009 (Insured: MBIA)                                      Aaa/AAA       3,750,000       4,138,163
  Travis  County  Health  Facilities  Development  Series A,  5.75% due
  11/15/2010 (Ascension Health Project; Insured: MBIA)                      Aaa/AAA       2,000,000       2,216,040
  Washington County Health Facilities  Development Corp. Revenue, 5.35%
  due 6/1/2009 (Insured: ACA)                                                NR/A         1,660,000       1,769,012
  West Harris County  Regional  Water,  5.25% due 12/15/2010  (Insured:
  FSA)                                                                      Aaa/AAA       1,700,000       1,874,403
  West Harris County  Regional  Water,  5.25% due 12/15/2011  (Insured:
  FSA)                                                                      Aaa/AAA       2,315,000       2,571,780
  West Harris County  Regional  Water,  5.25% due 12/15/2012  (Insured:
  FSA)                                                                      Aaa/AAA       2,435,000       2,719,846
Utah -- 0.68%
  Intermountain  Power Agency Power Supply  Revenue Series A, 5.00% due
  7/1/2012 (ETM)                                                            Aaa/AAA       4,355,000       4,363,405
  Intermountain  Power  Agency  Utah Power  Supply  Series E, 6.25% due
  7/1/2009 (Insured: FSA)                                                   Aaa/AAA         500,000         560,060
  Salt Lake County Municipal Building, 5.50% due 10/1/2009                  Aa1/AA+       1,500,000       1,647,345
  Snyderville Basin Sewer  Improvement,  5.00% due 11/1/2006  (Insured:
  AMBAC)                                                                    Aaa/AAA         675,000         695,932
  Utah  Board of  Regents  Auxiliary  Systems  &  Student  Fee  Revenue
  Refunding Series A, 5.00% due 5/1/2010                                     NR/AA          510,000         551,045
  Utah State University  Hospital Board of Regents  Revenue,  5.50% due
  8/1/2005 (Insured: AMBAC)                                                 Aaa/AAA         500,000         501,205
  Utah State University  Hospital Board of Regents  Revenue,  5.25% due
  8/1/2008 (Insured: MBIA)                                                  Aaa/AAA       1,000,000       1,063,300
Vermont -- 0.03%
  Vermont  Educational & Health  Buildings  Financing  Agency  Revenue,
  6.00% due 9/1/2006 (Northwestern Medical Center Project)                  NR/BBB          470,000         479,292
Virginia -- 0.89%
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2007 (Insured: AMBAC)                                                Aaa/AAA       1,010,000       1,076,155
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2008 (Insured: AMBAC)                                                Aaa/AAA       1,070,000       1,165,348
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2009 (Insured: AMBAC)                                                Aaa/AAA       1,130,000       1,253,622
  Alexandria  Industrial   Development  Authority  Revenue,  5.75%  due
  10/1/2010 (Insured: AMBAC)                                                Aaa/AAA       1,195,000       1,348,283
  Chesterfield  County  Industrial  Development,  5.50%  due  10/1/2009
  (Vepco Project)                                                           A3/BBB+       1,500,000       1,564,125
  Hampton GO Refunding Bond, 5.85% due 3/1/2007                             Aa2/AA          545,000         547,981
  Hampton Hospital Facilities Revenue Series A, 5.00% due 11/1/2005         Aa2/AA          500,000         503,705
  Norton Industrial  Development  Authority  Hospital Revenue Refunding
  Improvement,  5.75% due 12/1/2012 (Norton Community Hospital Project;
  Insured: ACA)                                                              NR/A         1,460,000       1,620,527
  Suffolk   Redevelopment   Housing  Authority  Refunding,   4.85%  due
  7/1/2031 put 7/1/2011  (Windsor at Potomac  Project;  Collateralized:
  FNMA)                                                                     Aaa/NR        3,000,000       3,186,690
Washington -- 3.30%
  Conservation & Renewable  Energy  Systems  Revenue  Refunding,  5.00%
  due 10/1/2007 (Washington Conservation Project)                           Aaa/AA-       1,000,000       1,047,220
  Energy  Northwest  Washington  Electric  Revenue  Refunding Series A,
  5.375% due 7/1/2013 (Project Number 1; Insured: FSA)                      Aaa/AAA       2,000,000       2,236,700
  Energy  Northwest  Washington  Revenue  Series A, 4.75% due  7/1/2007
  (Wind Project)                                                             A3/A-        1,675,000       1,710,594
  Energy  Northwest  Washington  Revenue  Series A, 4.95% due  7/1/2008
  (Wind Project)                                                             A3/A-        1,760,000       1,855,779
  Energy  Northwest  Washington  Revenue  Series B, 4.95% due  7/1/2008
  (Wind Project)                                                             A3/A-          705,000         727,800
  Energy  Northwest  Washington  Revenue  Series B, 5.20% due  7/1/2010
  pre-refunded 1/1/2007 (Wind Project)                                       A3/A-          785,000         834,400
  Grant  County  Priest  Rapids   Hydroelectric,   6.00%  due  1/1/2006
  (Insured: AMBAC)                                                          Aaa/AAA         335,000         340,534
  Seattle  Municipal  Light  &  Power  Revenue  Refunding,   4.75%  due
  7/1/2007 (Insured: FSA)                                                   Aaa/AAA       1,000,000       1,037,920
  Spokane County School District GO, 0% due 6/1/2014 (Insured: MBIA)        Aaa/AAA       1,600,000       1,466,928
  Spokane   Regional  Solid  Waste   Refunding,   5.00%  due  12/1/2005
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,009,000
  Spokane   Regional  Solid  Waste   Refunding,   5.00%  due  12/1/2006
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,028,870
  Spokane   Regional  Solid  Waste   Refunding,   5.25%  due  12/1/2007
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,052,420
  Spokane Washington Refunding, 5.00% due 12/15/2009                        A2/AA-        2,150,000       2,240,859
  Spokane Washington Refunding, 5.00% due 12/15/2010                        A2/AA-        2,430,000       2,525,742
  University of Washington Alumni  Association Lease Revenue Refunding,
  4.50% due 8/15/2005 (Medical Center Project; Insured: MBIA)               Aaa/AAA         900,000         902,016
  University of Washington Alumni  Association Lease Revenue Refunding,
  5.00% due 8/15/2006 (Medical Center Project; Insured: MBIA)               Aaa/AAA       1,000,000       1,024,280
  University of Washington Alumni  Association Lease Revenue Refunding,
  5.00% due 8/15/2007 (Medical Center Project; Insured: MBIA)               Aaa/AAA       1,100,000       1,147,355
  Washington  Health Care Facilities,  5.50% due 12/1/2009  (Providence
  Services Project; Insured: MBIA)                                          Aaa/AAA       1,500,000       1,640,640
  Washington Public Power Supply, 5.40% due 7/1/2012 (Insured: FSA)         Aaa/AAA         900,000       1,005,390
  Washington   Public  Power  Supply  Refunding  Series  A,  5.00%  due
  7/1/2011 (Insured: FSA)                                                   Aaa/AAA       2,500,000       2,681,525
  Washington  Public  Power Supply  System  Refunding  Revenue,  0% due
  7/1/2008 (Nuclear Project Number 3)                                       Aaa/AA-       1,140,000       1,035,428
  Washington   Public  Power  Supply  System  Series  96-A,  6.00%  due
  7/1/2006 (Insured: MBIA)                                                  Aaa/AAA       1,655,000       1,708,671
  Washington  Public Power Supply Systems,  6.00% due 7/1/2008 (Nuclear
  Project Number 1; Insured: AMBAC)                                         Aaa/AAA       1,000,000       1,087,330
  Washington  Public Power Supply Systems Revenue  Refunding  Series A,
  5.10% due 7/1/2010 (Nuclear Project Number 2; Insured: FSA)               Aaa/AAA       1,000,000       1,061,510
  Washington  Public Power Supply Systems Revenue  Refunding  Series B,
  0% due 7/1/2008 (Nuclear Project Number 3)                                Aaa/AA-         830,000         753,864
  Washington  State  Public  Power  Supply  Systems  Revenue  Refunding
  Series A, 6.00% due  7/1/2007  (Nuclear  Project  Number 1;  Insured:
  AMBAC)                                                                    Aaa/AAA       5,000,000       5,251,300
  Washington State Series A, 5.00% due 7/1/2008 (Insured: FGIC)             Aaa/AAA       6,810,000       7,220,439
West Virginia -- 0.29%
  Harrison  County  Nursing  Facility  Revenue  Refunding,  5.625%  due
  9/1/2010 (Salem Health Care Corp. Project; LOC: Fleet Bank)                NR/NR          455,000         468,714
  Pleasants  County  Pollution  Control  Revenue,  4.70% due  11/1/2007
  (Monongahela Power Co. Project; Insured: AMBAC)                           Aaa/AAA       1,500,000       1,565,250
  West Virginia  Statewide  Commission  Lottery  Revenue Series 1997-A,
  5.50% due 7/1/2005 (Insured: MBIA)                                        Aaa/AAA       2,000,000       2,000,160
Wisconsin -- 1.04%
  Bradley  Pollution   Control  Revenue,   6.75%  due  7/1/2009  (Owens
  Illinois Waste Project) (ETM)                                             Ba1/BB+       1,500,000       1,706,430
  Milwaukee Wisconsin Corp. Series R GO, 5.50% due 9/1/2009                 Aa2/AA        2,200,000       2,410,342
  Wisconsin State Health & Educational Facilities Authority,  5.90% due
  8/15/2005 (Wheaton Franciscan Services Inc. Project; Insured: MBIA)       Aaa/AAA         800,000         803,168
  Wisconsin State Health & Educational  Facilities  Authority  Revenue,
  6.00% due 8/15/2008 (Aurora Health Care Inc. Project; Insured: MBIA)      Aaa/AAA       2,000,000       2,157,720
  Wisconsin  State Health &  Educational  Facilities  Hospital  Sisters
  Services Inc., 4.50% due 12/1/2023 put 12/1/2007 (Insured: FSA)           Aaa/NR        5,825,000       6,008,371
  Wisconsin  State Health &  Educational  Series A, 5.00% due 2/15/2008
  (Gundersen Lutheran Hospital Project; Insured: FSA)                       Aaa/AAA       1,250,000       1,312,613
Wyoming -- 0.28%
  West Park Hospital  District  Revenue,  5.90% due 7/1/2010  (Insured:
  ACA)                                                                       NR/A         1,615,000       1,683,928
  Wyoming Farm Loan Board Revenue, 0% due 4/1/2009                           NR/AA        2,500,000       2,183,475


Total Investments -- 98.77% (Cost $1,348,898,946)                                                   $ 1,384,169,567
                                                                                                  -----------------


    OTHER ASSETS LESS LIABILITIES -- 1.23%                                                               17,305,021


    NET ASSETS -- 100.00%                                                                           $ 1,401,474,588
                                                                                                  =================

Footnote Legend
+ Credit ratings are unaudited. Rating Changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGC        Insured by Asset Guaranty Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
BONY       Letter of Credit from Bank of New York
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
MBIA       Insured by Municipal Bond Investors Assurance
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
XLCA       Insured by XL Capital Assurance






SCHEDULE OF INVESTMENTS

Thornburg California Limited Term Municipal Fund                                             June 30, 2005


CUSIPS: CLASS A - 885-215-426, CLASS C - 885-215-418, CLASS I - 885-215-392
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX



                                                                        Credit Rating+    Principal
Issuer-Description                                                       Moody's/S&P       Amount             Value
------------------                                                      --------------    ---------           -----

ABAG  Finance  Authority,  4.75% due  10/1/2011  (California  School of
Mechanical Arts Project)                                                    A3/NR      $    435,000  $      465,150
ABAG  Finance  Authority,  4.75% due  10/1/2012  (California  School of
Mechanical Arts Project)                                                    A3/NR           455,000         487,214
Alameda COP, 4.60% due 5/1/2011                                             NR/A+           425,000         454,023
Alum Rock Union Elementary  School District GO Refunding  Bonds,  8.00%
due 9/1/2006 (Insured: FGIC)                                               Aaa/AAA          295,000         312,945
Alum Rock Union Elementary  School District GO Refunding  Bonds,  8.00%
due 9/1/2007 (Insured: FGIC)                                               Aaa/AAA          380,000         421,690
Bay Area Government  Associates  Lease Series 2002,  5.00% due 7/1/2005
(Insured: AMBAC)                                                           Aaa/AAA          785,000         785,055
Bay Area Government  Associates  Lease Series 2002,  4.00% due 7/1/2006
(Insured: AMBAC)                                                           Aaa/AAA          765,000         775,305
Bay Area  Government  Association  Rapid Transit,  4.875% due 6/15/2009
(Insured: AMBAC)                                                           Aaa/AAA          215,000         215,400
Bonita  Unified  School  District  COP  Refunding,  4.50% due  5/1/2010
(Insured: MBIA)                                                            Aaa/AAA          700,000         745,290
California Health Facilities  Financing,  5.50% due 10/1/2006  (Sisters
of Providence Project)                                                     Aa3/AA         1,235,000       1,274,940
California  Health  Facilities  Financing  Authority  Revenue  Series B
Refunding, 5.25% due 10/1/2013 (Kaiser Permanente Project) (ETM)           A3/AAA         2,000,000       2,163,000
California Health  Facilities  Financing  Revenue,  6.40% due 10/1/2005
(Sisters of Providence Project)                                            Aa3/AA           700,000         701,988
California Housing Finance Authority Revenue Series 1985-B,  9.875% due
2/1/2017                                                                   Aa2/AA-          670,000         676,392
California  Infrastructure & Economic  Development Bank Revenue,  5.00%
due 7/1/2010 (Bay Area Toll Bridges Project; Insured: FSA)                 Aaa/AAA        1,000,000       1,093,240
California  Mobile Home Park  Financing  Series A, 4.75% due 11/15/2010
(Rancho Vallecitos Project; Insured: ACA)                                   NR/A            500,000         528,305
California  Mobile Home Park  Financing  Series A, 5.00% due 11/15/2013
(Rancho Vallecitos Project; Insured: ACA)                                   NR/A            570,000         610,829
California Pollution Control Solid Waste Authority,  6.75% due 7/1/2011
(ETM)                                                                      Aaa/NR         2,650,000       2,909,329
California  Pollution Control Solid Waste Authority Series B, 4.45% due
7/1/2027 put 7/1/2005 (Waste Management Inc. Project)                      NR/BBB         1,500,000       1,500,000
California  Rural  HMFA  Single  Family  Mortgage  Revenue,  5.25%  due
6/1/2010 (Collateralized: GNMA/FNMA)                                       NR/AAA            25,000          25,171
California  Rural  HMFA  Single  Family  Mortgage  Revenue,  5.65%  due
6/1/2010 (Collateralized: GNMA/FNMA)                                       NR/AAA            10,000          10,083
California State, 6.40% due 2/1/2006 (Insured: MBIA)                       Aaa/AAA          500,000         510,810
California State, 7.50% due 10/1/2007 (Insured: MBIA)                      Aaa/AAA        2,000,000       2,203,240
California State, 6.60% due 2/1/2010 (Insured: MBIA)                       Aaa/AAA          560,000         643,378
California State, 6.50% due 9/1/2010 (Insured: AMBAC)                      Aaa/AAA        1,250,000       1,449,937
California State, 5.50% due 3/1/2012 (Insured: FGIC)                       Aaa/AAA          230,000         233,409
California  State  Department of Water  Resources Power Series A, 5.50%
due 5/1/2011 (Insured: MBIA)                                               Aaa/AAA        2,000,000       2,243,820
California  State  Department of Water Resources Power Supply Series A,
5.50% due 5/1/2008                                                         A2/BBB+        2,580,000       2,754,950
California  State  Department of Water Resources Power Supply Series A,
5.25% due 5/1/2009 (Insured: MBIA)                                         Aaa/AAA          800,000         866,336
California State Economic Recovery Series A, 5.00% due 1/1/2008            Aa3/AA-        1,000,000       1,052,570
California  State Public Works Board Lease Revenue,  5.50% due 6/1/2010
(Various Universities Project)                                             Aa2/AA-          530,000         580,456
California  State  Public  Works  Lease  Series A,  5.50% due  1/1/2017
(Department of Corrections Project; Insured: AMBAC)                        Aaa/AAA        3,285,000       3,394,949
California State Refunding, 5.75% due 10/1/2010 (Insured: FSA)             Aaa/AAA        1,000,000       1,128,530
California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)        Aaa/AAA        1,000,000       1,269,390
California  Statewide  Community  Development   Authority,   5.00%  due
7/1/2005 (Insured: FSA)                                                    Aaa/AAA        1,000,000       1,000,060
California  Statewide  Community  Development  Authority COP, 5.25% due
7/1/2010 (St Joseph Health Systems Project)                                Aa3/AA-          560,000         602,218
California  Statewide  Community  Development  Authority COP, 5.30% due
12/1/2015 (Insured: FSA) (ETM)                                             Aaa/AAA        2,600,000       2,720,094
California Statewide Community  Development  Authority Revenue,  5.125%
due  6/1/2008   (Louisiana   Orthopedic  Hospital  Foundation  Project;
Insured: AMBAC)                                                            Aaa/AAA          595,000         625,500
California  Statewide  Community  Development  Authority  Revenue  COP,
6.50% due 8/1/2012  (Cedars  Sinai Center  Hospital  Project;  Insured:
MBIA)                                                                      Aaa/AAA          935,000       1,033,652
California Statewide Community  Development Authority Revenue Series B,
5.00% due 6/1/2008 (Hospital Monterey Peninsula Project; Insured: FSA)     NR/AAA         1,110,000       1,175,734
California Statewide Community  Development Authority Revenue Series B,
5.00% due 6/1/2009 (Hospital Monterey Peninsula Project; Insured: FSA)     NR/AAA         1,180,000       1,268,299
California Statewide Community  Development Authority Revenue Series D,
4.35% due 11/1/2036 put 3/1/2007 (Kaiser Permanente Project)              VMIG2/A-1       1,000,000       1,015,250
California  Statewide  Community  Development  Authority Series 1996-A,
6.00% due  9/1/2005  (San  Gabriel  Medical  Center  Project;  Insured:
California Health) (ETM)                                                    NR/NR         1,000,000       1,005,400
California Statewide Community  Development  Authority Series E, 3.875%
due 4/1/2032 put 4/1/2010 (Kaiser Permanente Project)                      NR/A-1         1,000,000       1,017,780
California  Statewide  Community   Development  Authority  Solid  Waste
Revenue,  2.90%  due  4/1/2011  put  4/1/2007  (Waste  Management  Inc.
Project)                                                                   NR/BBB         1,000,000         983,180
California   Statewide  Community   Development  Series  E,  4.70%  due
11/1/2036 put 6/1/2009 (Kaiser Permanente Project)                        VMIG2/A-1       2,000,000       2,090,280
Capistrano Unified School District 92-1 Community  Facilities  District
Special Tax, 7.10% due 9/1/2021 pre-refunded 9/1/2007                       NR/NR           920,000       1,007,970
Castaic  Lake Water Agency COP  Refunding  Series A, 7.25% due 8/1/2007
(Water Systems Improvement Project; Insured: MBIA)                         Aaa/AAA        1,000,000       1,089,060
Central Union High School  District  Imperial County  Refunding,  5.00%
due 8/1/2011 (Insured: FGIC)                                               Aaa/AAA          780,000         862,196
Central Union High School  District  Imperial County  Refunding,  5.00%
due 8/1/2012 (Insured: FGIC)                                               Aaa/AAA          830,000         920,420
Central Valley Financing Authority Revenue,  6.00% due 7/1/2009 (Carson
Ice Project)                                                               NR/BBB           165,000         170,874
Central Valley School Districts  Financing  Authority,  0% due 2/1/2007
(Insured: MBIA)                                                            Aaa/AAA          205,000         195,841
Coachella  Valley  California  Unified  School  District COP Refunding,
5.00% due 9/1/2012 (Insured: MBIA)                                         Aaa/AAA          800,000         882,936
East Side Union High  School  District  Santa  Clara  County  Series B,
6.625% due 8/1/2005 (Insured: MBIA)                                        Aaa/AAA          500,000         501,775
East Side Union High  School  District  Santa  Clara  County  Series B,
6.625% due 8/1/2006 (Insured: MBIA)                                        Aaa/AAA          700,000         730,247
East Side Union High  School  District  Santa  Clara  County  Series B,
6.625% due 8/1/2007 (Insured: MBIA)                                        Aaa/AAA          840,000         908,074
El Monte COP  Senior  Department  Public  Services  Facility  Phase II,
5.00% due 1/1/2009 (Insured: AMBAC)                                        Aaa/AAA        2,730,000       2,878,021
Emeryville  Public  Financing  Authority  Revenue  Series A,  5.00% due
9/1/2012 (Emeryville Redevelopment Project; Insured: AMBAC)                Aaa/AAA        2,295,000       2,546,830
Escondido Joint Powers Financing Authority Lease Revenue Refunding,  0%
due 9/1/2013 (California Center For The Arts Project; Insured: AMBAC)      Aaa/AAA          500,000         303,025
Escondido  Multi Family Housing  Revenue  Refunding Bond Series 1997-A,
5.40%   due   1/1/2027   put   7/1/2007   (Terrace   Gardens   Project;
Collateralized: FNMA)                                                      NR/AAA         3,015,000       3,065,622
Fresno County Housing  Authority Multi Family Revenue  Refunding Series
A, 4.90% due  11/1/2027  mandatory put  11/1/2007  (Housing  Creek Park
Apartments Project; Collateralized: FNMA)                                  NR/AAA           400,000         410,008
Fresno Unified School District Series D, 5.00% due 8/1/2009                Aaa/AAA          545,000         569,427
Hawaiian Gardens Redevelopment Agency Refunding, 5.50% due 12/1/2008       NR/BBB+          575,000         615,514
Julian  Union High  School  District,  4.875% due  11/1/2005  (Insured:
MBIA)                                                                      Aaa/AAA          155,000         156,180
Kern High School District, 7.00% due 8/1/2010 (ETM)                        Aaa/NR           165,000         195,716
Kern  High  School  District  Refunding  Series A,  6.30% due  8/1/2011
(Insured: MBIA)                                                            Aaa/AAA          500,000         583,370
Kern High School District Series B, 9.00% due 8/1/2006 (ETM)               Aaa/AAA          680,000         725,805
Los  Angeles  Community   Redevelopment   Agency,  5.00%  due  7/1/2009
(Cinerama Dome Public Parking Project; Insured: ACA)                        NR/A            835,000         883,639
Los  Angeles  Community   Redevelopment   Agency,  5.75%  due  7/1/2010
(Cinerama Dome Public Parking Project; Insured: ACA)                        NR/A            435,000         478,304
Los  Angeles  Convention  &  Exhibition  Center,  9.00%  due  12/1/2020
pre-refunded 12/1/2005                                                     Aaa/AAA            5,000           5,133
Los Angeles  Convention  &  Exhibition  Center  Authority  Certificates
Refunding, 0% due 8/15/2005 (Insured: AMBAC)                               Aaa/AAA          275,000         274,123
Los Angeles COP, 5.00% due 2/1/2012 (Insured: MBIA)                        Aaa/AAA        1,400,000       1,537,648
Los Angeles County Capital Asset, 5.00% due 4/1/2008 (Insured: AMBAC)      Aaa/AAA        2,000,000       2,115,160
Los  Angeles  County  Public  Works  Refunding   Series  A,  5.00%  due
12/1/2008 (Master Refunding Project; Insured: MBIA)                        Aaa/AAA        2,000,000       2,139,320
Los Angeles  Department  of Water & Power  Revenue  Refunding  Series A
Subseries A-1, 5.00% due 7/1/2008 (Power Systems Project)                  Aa3/AA-        1,000,000       1,063,230
Los Angeles  Department  of Water & Power  Revenue  Series A, 5.25% due
7/1/2011 (Insured: MBIA)                                                   Aaa/AAA        3,000,000       3,349,080
Los Angeles Multi Family  Revenue,  5.85% due 12/1/2027 put  12/01/2007
(Collateralized: FNMA)                                                     NR/AAA         1,925,000       1,978,784
Los  Angeles  Regional  Airport  Lease  Refunding,  5.25% due  1/1/2009
(Facilities Laxfuel Corp. LA International Project; Insured: AMBAC)        Aaa/AAA        1,590,000       1,682,061
Los  Angeles  Unified  School  District  Series E,  5.50% due  7/1/2012
(Insured: MBIA)                                                            Aaa/AAA        2,500,000       2,848,100
Milpitas  California Agency Tax Allocation  Redevelopment  Project Area
No 1, 5.00% due 9/1/2015 (Insured: MBIA)                                   Aaa/AAA        2,000,000       2,194,620
Moorpark Mobile Home Park Revenue Series A, 5.80% due 5/15/2010  (Villa
Delaware Arroyo Project; Insured: ACA)                                      NR/A          1,205,000       1,236,017
New Haven  Unified  School  District  Refunding,  12.00%  due  8/1/2006
(Insured: FSA)                                                             Aaa/AAA        1,400,000       1,535,114
New Haven  Unified  School  District  Refunding,  12.00%  due  8/1/2008
(Insured: FSA)                                                             Aaa/AAA        1,000,000       1,260,050
Northern  California  Power  Agency  Public  Power  Revenue,  5.65% due
7/1/2007 (Geothermal Project 3-A) (ETM)                                   Baa2/BBB+         360,000         381,294
Northern  California  Power  Agency  Public  Power  Revenue,  5.65% due
7/1/2007                                                                  Baa2/BBB+         340,000         356,347
Northern  California  Power Agency Public Power Revenue Series A, 5.00%
due 7/1/2009 (Geothermal Project Number 3)                                 Baa2/A-        4,000,000       4,005,200
Oakland Redevelopment Agency, 7.40% due 5/1/2007 (Insured: AMBAC)          Aaa/AAA           40,000          40,158
Ontario  Montclair  School  District COP Refunding,  3.80% due 9/1/2028
put 8/31/2007 (School Facility Bridge Funding Project; Insured: FSA)      VMIG1/A-1       1,705,000       1,706,074
Orange County Airport Revenue Bond, 6.00% due 7/1/2007 (Insured: MBIA)     Aaa/AAA        1,000,000       1,059,290
Orange County Local Transportation  Authority Sales Tax Revenue,  6.00%
due 2/15/2006                                                              Aa2/AA+          510,000         520,424
Orange  County  Recovery  COP  Series A, 6.00% due  7/1/2006  (Insured:
MBIA)                                                                      Aaa/AAA          600,000         619,638
Oxnard  Financing   Authority  Solid  Refunding,   5.00%  due  5/1/2013
(Insured: AMBAC)                                                           NR/AAA         2,115,000       2,278,066
Oxnard HBR District Revenue Refunding, 5.65% due 8/1/2014                   NR/A          1,520,000       1,596,334
Piedmont   Unified   School   District   Series  B,  0%  due   8/1/2013
pre-refunded 8/1/2007                                                      Aa3/NR         1,000,000         655,290
Pittsburg  California  Redevelopment  Agency Tax Allocation  Refunding,
5.25% due  8/1/2012  (Los  Medanos  Community  Development  Project  A;
Insured: MBIA)                                                             Aaa/AAA        3,350,000       3,754,043
Pleasanton   Unified  School   District   Series  B,  0%  due  8/1/2016
pre-refunded 8/1/2005 (Insured: MBIA)                                      Aaa/AAA        1,000,000         545,560
Pomona Unified School District GO, 5.40% due 8/1/2005 (Insured: MBIA)      Aaa/AAA          340,000         340,830
Pomona Unified School District  Refunding  Series A, 6.10% due 2/1/2010
(Insured: MBIA)                                                            Aaa/AAA          320,000         362,006
Porterville COP, 6.10% due 10/1/2005 (Water Systems Refunding  Project;
Insured: AMBAC)                                                            Aaa/AAA          295,000         297,519
Puerto Rico Commonwealth Highway & Transportation Authority,  5.50% due
7/1/2009 (Insured: FSA)                                                    Aaa/AAA        1,000,000       1,097,990
Puerto Rico  Commonwealth  Highway & Transportation  Authority  Highway
Revenue Refunding Series A, 5.00% due 7/1/2008 (Insured: FGIC)             Aaa/AAA        1,000,000       1,063,830
Puerto Rico  Commonwealth  Refunding  Series B, 2.50% due  7/1/2029 put
7/1/2005 (Insured: FGIC) (daily demand notes)                              Aaa/AAA        1,300,000       1,300,000
Puerto  Rico  Municipal  Finance  Agency  Series A, 6.00% due  7/1/2011
(Insured: FSA)                                                             Aaa/AAA          600,000         694,284
Richmond Joint Powers  Financing  Authority  Refunding  Lease & Gas Tax
Series A, 5.25% due 5/15/2013                                               NR/NR         2,000,000       2,058,080
Sacramento  County  Sanitation  District  Financing  Authority  Revenue
Series A, 5.75% due 12/1/2009                                              Aa3/AA           560,000         623,700
Sacramento  County  Sanitation  District  Financing  Authority  Revenue
Series A, 5.875% due 12/1/2027 Crossover refunded 12/1/2005                Aa3/AA         2,500,000       2,556,600
Sacramento   Municipal  Utility  District  Electric  Revenue  Refunding
Series C, 5.75% due 11/15/2007 (Insured: MBIA) (ETM)                       Aaa/AAA          330,000         330,439
Sacramento  Municipal  Utility  District  Refunding Series L, 5.10% due
7/1/2014 (Insured: AMBAC)                                                  Aaa/AAA        1,000,000       1,064,340
Sacramento Power Authority  Revenue,  5.875% due 7/1/2015  pre-refunded
7/1/2006 (Cogeneration Project; Insured: MBIA)                             Aaa/AAA        2,500,000       2,630,275
Salinas  Redevelopment Agency Tax Allocation Series A, 0% due 11/1/2022
(Insured: FSA)                                                             Aaa/AAA        1,450,000         583,117
San Bernardino  County Multi Family Housing Revenue Refunding Series A,
4.75% due 12/15/2031 put 12/15/2011 (Collateralized: FNMA)                 Aaa/NR         3,000,000       3,176,250
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.10% due 9/1/2011                                                  NR/NR           190,000         199,093
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.20% due 9/1/2012                                                  NR/NR           205,000         215,621
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.30% due 9/1/2013                                                  NR/NR           300,000         316,446
San  Bernardino  County  Transportation  Authority  Sales  Tax  Revenue
Series A, 6.00% due 3/1/2010 (Insured: FGIC) (ETM)                         Aaa/AAA          175,000         189,515
San Diego County Regional  Transportation  Commission Sales Tax Revenue
Series A, 6.00% due 4/1/2008 (ETM)                                         Aaa/AA-          590,000         626,061
San Diego Public Facilities  Financing  Authority Lease Revenue,  7.00%
due 4/1/2006 (Insured: MBIA)                                               Aaa/AAA          455,000         469,455
San Diego Public Facilities  Financing  Authority Lease Revenue,  7.00%
due 4/1/2007 (Insured: MBIA)                                               Aaa/AAA          425,000         455,600
San Francisco Bay Area Transit  Bridge Toll Notes,  5.625% due 8/1/2006
(Insured: ACA)                                                              NR/A          1,400,000       1,439,494
San Francisco Bay Area Transit  Financing  Authority Bridge Toll Notes,
5.50% due 8/1/2005 (Insured: ACA)                                           NR/A          1,000,000       1,002,220
San Francisco City & County Capital  Appreciation  George R Moscone, 0%
due 7/1/2010                                                               A1/AA-         1,380,000       1,152,134
San  Francisco  International  Airport  Revenue AMT Special  Facilities
Lease, 5.25% due 1/1/2019 (Insured: AMBAC)                                 Aaa/AAA        1,000,000       1,045,360
San Francisco  International  Airport  Revenue  Series Issue 13B, 8.00%
due 5/1/2007 (Insured: MBIA)                                               Aaa/AAA        1,100,000       1,156,111
San  Jose  Evergreen  Community  College  District  Series  C,  0%  due
9/1/2011 (Insured: AMBAC)                                                  Aaa/AAA        2,200,000       1,739,540
San  Jose  Financing  Authority  Lease  Revenue  Series  D,  5.00%  due
6/1/2039 mandatory put 6/1/2006 (Civic Center Project; Insured: AMBAC)     Aaa/AAA        2,700,000       2,756,700
San Marcos Public Facilities  Authority  Revenue  Community  Facilities
District 88-1, 0% due 3/1/2008 (ETM)                                       Aaa/NR         1,900,000       1,762,364
Santa Clara County Financing  Authority Special  Obligation  Measure B,
4.00% due 8/1/2006 (Transportation Improvement Program Project)             A2/NR         1,575,000       1,591,459
Santa Clara County  Refunding  Grove Gardens A, 2.20% due 2/15/2027 put
7/1/2005 (daily demand notes)                                              NR/A-1+          500,000         500,000
Santa Clara Valley  Transportation  Authority Sales Tax Revenue Measure
A, 4.00% due 4/1/2036 put 10/2/2006 (Insured: AMBAC)                       Aaa/AAA        1,000,000       1,017,110
Santa Clara Valley  Transportation  Authority Sales Tax Revenue Measure
A, 5.50% due 4/1/2036 put 10/2/2006 (Insured: AMBAC)                       Aaa/AAA        1,810,000       1,873,821
Santa Cruz County Certificates Refunding, 4.00% due 8/1/2005                A3/NR           610,000         610,567
Seal Beach  Redevelopment  Agency  Mobile Home Park  Revenue  Series A,
5.20% due 12/15/2013 (Insured: ACA)                                         NR/A            575,000         623,237
South  Orange  County  Public  Finance  Authority  Special Tax Revenue,
7.00% due 9/1/2005 (Insured: MBIA)                                         Aaa/AAA        1,435,000       1,445,303
South Orange  County  Public  Financing  Authority  Special Tax Revenue
Series C, 8.00% due 8/15/2008 (Foothill Area Project; Insured: FGIC)       Aaa/AAA        1,500,000       1,724,475
Southeast  Resources  Recovery   Facilities   Authority  Lease  Revenue
Refunding Series B, 5.375% due 12/1/2013 (Insured: AMBAC)                  Aaa/AAA        1,060,000       1,172,455
Southern California Revenue,  5.15% due 7/1/2015 (Public Power Project;
Insured: AMBAC)                                                            Aaa/AAA          350,000         392,109
Southern California Revenue,  5.15% due 7/1/2015 (Public Power Project;
Insured: AMBAC)                                                            Aaa/AAA          250,000         280,078
Stanton  Multi Family  Housing  Revenue  Bond Series  1997,  5.625% due
8/1/2029 put 8/1/2009  (Continental  Gardens  Project;  Collateralized:
FNMA)                                                                      NR/AAA         3,225,000       3,396,086
Ukiah Unified School District COP, 5.00% due 9/1/2008 (Insured: MBIA)      Aaa/AAA        1,000,000       1,064,580
Val Verde Unified  School  District COP,  5.00% due 1/1/2014  (Insured:
FGIC)                                                                      NR/AAA           445,000         489,941
Ventura  County   Community   College  Series  A,  5.00%  due  8/1/2012
(Insured: MBIA)                                                            Aaa/AAA          500,000         553,805
Ventura Unified School District Series F, 6.75% due 8/1/2005  (Insured:
FSA)                                                                       Aaa/AAA          115,000         115,404
Victorville  Redevelopment  Agency  Tax  Allocation  Bear  Valley  Road
Special Escrow Fund A, 5.00% due 12/1/2014 (Insured: FSA)                  Aaa/AAA          455,000         459,582
Walnut Valley Unified School District, 9.00% due 8/1/2006 (ETM)            Aaa/AAA          800,000         853,888
Walnut Valley Unified School District, 8.75% due 8/1/2010 (ETM)            Aaa/AAA        1,000,000       1,266,080
Walnut  Valley  Unified  School  District  Series A, 6.70% due 8/1/2005
(Insured: MBIA)                                                            Aaa/AAA          245,000         245,850
Walnut  Valley  Unified  School  District  Series A, 6.80% due 2/1/2007
(Insured: MBIA)                                                            Aaa/AAA          250,000         265,830
Walnut  Valley  Unified  School  District  Series A, 6.90% due 2/1/2008
(Insured: MBIA)                                                            Aaa/AAA          250,000         275,410
Walnut  Valley  Unified  School  District  Series A, 7.00% due 8/1/2008
(Insured: MBIA)                                                            Aaa/AAA          100,000         112,183
Washington Township Health Care District Revenue, 5.00% due 7/1/2009        A2/NR           450,000         474,665
West Contra Costa Unified School  District Series A, 6.50% due 8/1/2005
(Insured: MBIA)                                                            Aaa/AAA          570,000         571,887
West Contra Costa Unified School  District Series A, 7.00% due 8/1/2006
(Insured: MBIA)                                                            Aaa/AAA          595,000         622,489
West Contra Costa Unified School  District Series A, 7.00% due 8/1/2008
(Insured: MBIA)                                                            Aaa/AAA          655,000         734,799
Whittier  Solid Waste Revenue  Refunding  Series A, 5.375% due 8/1/2014
(Insured: AMBAC)                                                           Aaa/AAA        1,000,000       1,002,370


TOTAL INVESTMENTS --97.21%(Cost $ 163,901,099)                                                      $   166,882,020
                                                                                                  -----------------


    OTHER ASSETS LESS LIABILITIES -- 2.79%                                                                4,781,427


    NET ASSETS -- 100.00%                                                                           $   171,663,447
                                                                                                  =================

Footnote Legend
+ Credit ratings are unaudited. Rating Changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
MBIA       Insured by Municipal Bond Investors Assurance
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
XLCA       Insured by XL Capital Assurance






SCHEDULE OF INVESTMENTS

Thornburg Intermediate Municipal Fund                                                 June 30, 2005


CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673
NASDAQ SYMBOLS: CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX



                                                                         Credit Rating+  Principal
Issuer-Description                                                          Moody's/S&P    Amount             Value
------------------                                                        -------------  ----------          ------

Alabama -- 1.35%
  Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)                Aaa/AAA    $    800,000  $      876,408
  Birmingham  Carraway Alabama Special,  6.25% due 8/15/2009  (Insured:
  Connie Lee)                                                               NR/AAA        2,000,000       2,146,200
  East Alabama Health Care Authority Tax  Anticipation  Series A, 4.00%
  due 9/1/2006 (Insured: MBIA)                                              Aaa/AAA       1,515,000       1,536,195
  Lauderdale  County &  Florence  Health  Group  Series  A,  5.75%  due
  7/1/2013 (Insured: MBIA)                                                  Aaa/AAA       1,600,000       1,759,904
Alaska -- 0.94%
  Alaska Energy Authority Power Revenue  Refunding  Bradley Lake Fourth
  Series, 6.00% due 7/1/2011 (Insured: FSA)                                 Aaa/AAA         955,000       1,092,138
  Alaska  Municipal  Bond Bank Series A, 5.00% due 10/1/2017  (Insured:
  FGIC)                                                                     Aaa/AAA       2,470,000       2,711,640
  Anchorage School Refunding, 6.00% due 10/1/2012 (Insured: FGIC)           Aaa/AAA         500,000         571,975
Arizona -- 1.12%
  Phoenix Street & Highway User Revenue, 6.50% due 7/1/2009 (ETM)           Aa3/AAA       1,000,000       1,095,170
  Pima  County  Industrial  Development  Authority  Series C, 6.70% due
  7/1/2021 (Arizona Charter Schools Project)                                Baa3/NR       2,715,000       2,861,257
  Tucson GO Series D, 9.75% due 7/1/2012 (ETM)                               NR/AA          400,000         559,016
  Tucson GO Series D, 9.75% due 7/1/2013 (ETM)                               NR/AA          500,000         716,175
Arkansas -- 0.55%
  Jefferson County Hospital Revenue Refunding & Improvement,  5.75% due
  6/1/2012 (Regional Medical Center Project)                                 NR/A         1,135,000       1,258,465
  Jefferson County Hospital Revenue Refunding & Improvement,  5.75% due
  6/1/2013 (Regional Medical Center Project)                                 NR/A         1,200,000       1,321,560
California -- 4.13%
  California  Department of Water  Resources  Power Series A, 5.75% due
  5/1/2017                                                                  A2/BBB+       3,000,000       3,380,040
  California  Housing Finance Authority  Revenue Series 1985-B,  9.875%
  due 2/1/2017                                                              Aa2/AA-         675,000         681,439
  California  State Series A-3, 2.30% due 5/1/2033 put 7/1/2005  (daily
  demand notes)                                                           VMIG1/A-1+      2,950,000       2,950,000
  California Statewide Community  Development  Authority COP, 5.50% due
  10/1/2007 (Unihealth America Project) (ETM)                               Aaa/AAA       4,500,000       4,777,470
  Camino Hospital District Revenue Series A, 6.25% due 8/15/2017 (ETM)      Aaa/AAA       1,000,000       1,184,650
  Escondido  Joint Powers  Financing  Authority  Lease Revenue,  0% due
  9/1/2007 (Center for the Arts Project; Insured: AMBAC)                    Aaa/AAA       1,740,000       1,569,028
  Golden West Schools Financing Authority Capital Appreciation,  0% due
  8/1/2018 (Insured: MBIA)                                                  Aaa/AAA       2,140,000       1,096,515
  Los Angeles  County  Multi Family  Variable  Rate 1984 Issue A, 2.50%
  due 7/1/2014 put 7/1/2005 (daily demand notes)                             NR/NR          500,000         500,000
  San Diego County Water Authority  Revenue & Refunding  Series 1993-A,
  8.805% due 4/25/2007 (Insured: FGIC)                                      Aaa/AAA         500,000         551,560
  San Marcos COP Series C, 0% due 8/15/2005 (ETM)                           NR/AAA          145,000         144,546
  San Marcos COP Series D, 0.01% due 9/2/2005 (ETM)                         NR/AAA          740,000         736,818
  Stanton  Multi Family  Housing  Revenue Bond Series 1997,  5.625% due
  8/1/2029 put 8/1/2009  (Continental Gardens Project;  Collateralized:
  FNMA)                                                                     NR/AAA        1,470,000       1,547,984
  Sunline Transit Agency COP Series A, 5.75% due 7/1/2005                    A/NR           215,000         215,017
Colorado -- 5.68%
  Adams County Communication Center Series A, 5.75% due 12/1/2016           Baa1/NR       1,265,000       1,356,333
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  8/1/2005 (Insured: FHA)                                                   NR/AAA        1,455,000       1,599,409
  Adams  County  Revenue  Platte  Valley  Medical  Center,   5.00%  due
  8/1/2014 (Insured: FHA)                                                   NR/AAA        1,000,000       1,102,510
  Arvada  Industrial  Development  Revenue,  5.25% due 12/1/2007 (Wanco
  Inc. Project; LOC: US Bank, N.A.)                                          NR/NR           65,000          65,331
  Arvada  Industrial  Development  Revenue,  5.60% due 12/1/2012 (Wanco
  Inc. Project; LOC: US Bank, N.A.)                                          NR/NR          450,000         462,870
  Central  Platte  Valley  Metropolitan  District,  5.15% due 12/1/2013
  pre-refunded 12/1/2009                                                    NR/AAA        1,000,000       1,095,940
  Central  Platte  Valley  Metropolitan  District  Refunding  Series A,
  5.00% due 12/1/2031 put 12/1/2009 (LOC: US Bank)                          NR/A-1        4,000,000       4,249,840
  Colorado  Educational  &  Cultural  Facilities  Refunding,  6.00% due
  4/1/2021 (Charter School Cherry Creek Project)                            Baa2/NR         500,000         520,125
  Colorado   Housing   Finance    Authority   Single   Family   Program
  Subordinated Series C, 5.75% due 10/1/2007                                 A1/A+           25,000          25,143
  Colorado  Student  Obligation  Bond Student Loan Senior  Subordinated
  Series B, 6.20% due 12/1/2008                                              A2/NR        1,570,000       1,605,199
  Denver City & County COP Series B, 5.00% due 12/1/2011                    Aa2/AA        2,465,000       2,696,168
  El Paso County School District 11, 7.10% due 12/1/2013                    Aa3/AA-         500,000         630,015
  Glendale COP, 5.40% due 8/15/2008 (Education Center Project)              NR/BBB          675,000         676,600
  Interstate  South   Metropolitan   District   Refunding,   6.00%  due
  12/1/2020 (LOC: BNP Paribas)                                               NR/AA        2,395,000       2,415,262
  Larimer  County GO,  8.45% due  12/15/2005  (Poudre  School  District
  Project)                                                                  Aa3/NR        2,830,000       2,903,325
  Northwest  Parkway  Public  Highway  Authority  Capital  Appreciation
  Senior Convertible C, 0% due 6/15/2014 (Insured: FSA)                     Aaa/AAA       1,005,000         845,537
  Plaza  Metropolitan  District 1 Colorado  Revenue Public  Improvement
  Fee/Tax Increment, 7.70% due 12/1/2017                                     NR/NR        2,500,000       2,788,325
  Southlands Metropolitan District Number 1 GO, 7.00% due 12/1/2024          NR/NR        1,370,000       1,512,000
  Thornton County SFMR Series 1992-A, 8.05% due 8/1/2009                     A2/NR           35,000          35,023
Connecticut -- 0.11%
  Eastern  Resource  Recovery  Authority  Series A, 5.25% due  1/1/2006
  (Wheelabrator Lisbon Project)                                             NR/BBB          500,000         500,710
Delaware -- 0.34%
  Delaware State Health  Facilities  Authority  Revenue Series A, 5.25%
  due 5/1/2016 (Nanticoke Memorial Hospital Project; Insured: Radian)        NR/AA        1,500,000       1,606,470
District Of Columbia -- 1.08%
  District of Columbia Hospital Revenue, 5.375% due 8/15/2015 (ETM)         Aaa/AAA         600,000         639,978
  District  of  Columbia   Refunding   Series  B,  6.00%  due  6/1/2015
  (Insured: MBIA)                                                           Aaa/AAA       3,000,000       3,583,020
  District of  Columbia  Tax  Increment  Capital  Appreciation,  0% due
  7/1/2019 (Mandarin Oriental Project; Insured: FSA)                        Aaa/AAA       1,500,000         813,255
Florida -- 4.22%
  Broward County Resource Recovery Revenue, 5.00% due 12/1/2007              A3/AA        1,500,000       1,568,505
  Deltona Utility Systems Revenue, 5.25% due 10/1/2015 (Insured: MBIA)      Aaa/AAA       1,000,000       1,120,640
  Duval  County  Multi  Family  Housing  Revenue  Refunding,  5.90% due
  9/1/2016 (St. Augustine Apartments Project)                                NR/A         1,000,000       1,027,720
  Enterprise  Community  Development  District  Assessment Bonds, 6.00%
  due 5/1/2010 (Insured: MBIA)                                              Aaa/AAA       1,375,000       1,378,781
  Escambia County Health Facility Revenue,  5.95% due 7/1/2020 (Florida
  Health Care Facility Loan Project; Insured: AMBAC)                        Aaa/NR          340,000         342,982
  Escambia  County  Health  Facility  Series  C,  5.00%  due  11/1/2028
  pre-refunded 11/1/2010 (Charity Obligation Group Project)                 Aaa/NR        2,500,000       2,673,800
  Florida Board of Education  Capital Outlay Refunding Public Education
  Series D, 5.75% due 6/1/2018                                              Aa1/AAA       1,460,000       1,630,762
  Jacksonville   District  Water  &  Sewer  COP,  5.00%  due  10/1/2020
  pre-refunded 10/1/2008                                                    Aaa/AAA    $  1,000,000  $    1,044,900
  Orange  County  School Board  Series A, 6.00% due 8/1/2008  (Insured:
  MBIA)                                                                     Aaa/NR        1,580,000       1,721,931
  Pasco County Housing Finance  Authority MFHR,  5.50% due 6/1/2027 put
  6/1/2008   (Cypress   Trail   Apartments   Project;   Guaranty:   Axa
  Reinsurance)                                                              NR/AA-        2,000,000       2,035,720
  Port Everglades  Authority Port Improvement  Revenue Refunding Series
  A, 5.00% due 9/1/2016 (Insured: FSA)                                      Aaa/AAA       3,635,000       3,643,651
  Sarasota  County  Public  Hospital  Series A, 2.38% due  7/1/2037 put
  7/1/2005 (Sarosota Memorial Hospital Project) (daily demand notes)       VMIG1/NR         500,000         500,000
  Turtle Run Community  Development District Refunding Water Management
  Benefit Special Assessment, 5.00% due 5/1/2011 (Insured: MBIA)            Aaa/AAA       1,000,000       1,068,920
Georgia -- 0.06%
  Georgia  Municipal  Electric  Authority  Power Revenue 2005 Series Y,
  10.00% due 1/1/2010 (ETM)                                                  A1/A+            5,000           6,418
  Georgia  Municipal   Electric   Authority  Power  Revenue  Unrefunded
  Balance 2005 Series Y, 10.00% due 1/1/2010                                 A1/A+          230,000         293,878
Hawaii -- 0.64%
  Hawaii Department of Budget & Finance,  6.40% due 7/1/2013  (Insured:
  MBIA)                                                                     Aaa/AAA       2,000,000       2,392,520
  Hawaii  Housing  Finance   Development  Corp.  Series  B,  5.85%  due
  7/1/2017 (Collateralized: FNMA)                                           Aaa/AAA         590,000         597,936
Idaho -- 0.43%
  Boise City Idaho  Industrial  Development  Corp.  Western Trailer Co.
  Project, 5.00% due 5/15/2020 (LOC: Wells Fargo)                           Aaa/NR        2,000,000       2,032,720
Illinois -- 10.98%
  Champaign   County   Community   Unit  Series  C,  0%  due   1/1/2011
  pre-refunded 1/1/2010                                                     Aaa/AAA         800,000         654,168
  Chicago Housing Authority Capital, 5.00% due 7/1/2008                     Aa3/AA        3,020,000       3,173,567
  Chicago Midway Airport Revenue  Refunding Second Lien Series A, 5.00%
  due 1/1/2019 (Insured: AMBAC)                                             Aaa/AAA       1,210,000       1,282,285
  Chicago  Tax  Increment  Allocation  Lincoln  Belmont  A,  5.30%  due
  1/1/2014 (Insured: ACA)                                                    NR/A         2,285,000       2,390,316
  Chicago Wastewater  Transmission Revenue Refunding Second Lien, 5.50%
  due 1/1/2013 (Insured: MBIA)                                              Aaa/AAA         650,000         735,585
  Cook  County  Capital  Improvement,  5.50% due  11/15/2008  (Insured:
  FGIC)                                                                     Aaa/AAA         500,000         522,915
  Cook County School District Class A, 0% due 1/1/2022                       NR/NR        2,000,000         830,440
  Du Page County School District Capital Appreciation,  0% due 2/1/2010
  (Insured: FGIC)                                                           Aaa/NR          655,000         558,970
  Freeport Illinois GO, 5.375% due 1/1/2018 (Insured: MBIA)                 Aaa/AAA       1,500,000       1,657,095
  Illinois Development Finance Authority Revenue,  6.00% due 11/15/2012
  (Insured: MBIA)                                                           Aaa/AAA       2,860,000       3,252,106
  Illinois  Development  Finance Authority Revenue Refunding  Community
  Rehab Providers A, 5.90% due 7/1/2009                                     NR/BBB          820,000         852,275
  Illinois Development  Financing Authority Debt Restructuring  Revenue
  Series 1994, 7.25% due 11/15/2009 (East St. Louis Project)                 NR/A           820,000         839,254
  Illinois Educational  Facilities  Authority Revenues Adjusted,  4.75%
  due 11/1/2036 put 11/1/2016 (Field Museum Project)                         A2/A         1,160,000       1,212,745
  Illinois   Educational    Facilities   Authority   Revenues   Capital
  Appreciation, 0% due 7/1/2014 pre-refunded 7/1/2009                       Aaa/AAA         475,000         234,503
  Illinois Educational  Facilities Authority Revenues Loyola University
  A, 6.00% due 7/1/2012 (Insured: MBIA) (ETM)                               Aaa/AAA         230,000         267,610
  Illinois   Educational   Facilities   Authority  Revenues  Midwestern
  University B, 5.50% due 5/15/2018 (Insured: ACA)                           NR/A         1,500,000       1,563,045
  Illinois   Educational   Facilities   Authority  Revenues  Unrefunded
  Balance Loyola A, 5.00% due 7/1/2006 (Insured: MBIA)                      Aaa/AAA       1,540,000       1,573,110
  Illinois   Educational   Facilities   Authority  Revenues  Unrefunded
  Balance Loyola A, 6.00% due 7/1/2011 (ETM)                                Aaa/AAA         770,000         881,927
  Illinois   Educational   Facilities   Authority  Revenues  Unrefunded
  Balance Loyola A, 6.00% due 7/1/2012 (ETM)                                Aaa/AAA       1,080,000       1,242,788
  Illinois Health  Facilities  Authority  Revenue,  5.50% due 10/1/2009
  (Decatur Memorial Hospital Project)                                        A2/A         1,055,000       1,136,478
  Illinois Health  Facilities  Authority  Revenue,  5.70% due 2/20/2021
  (Midwest Care Center Project; Collateralized: GNMA)                       Aaa/NR          990,000       1,080,110
  Illinois Health  Facilities  Authority  Revenue  Healthcare  Systems,
  6.25% due 11/15/2019 (OSF Healthcare Project)                              A2/A         1,250,000       1,359,750
  Illinois  Health  Facilities  Authority  Revenue  Series A, 7.60% due
  8/15/2010 (Insured: FSA)                                                  Aaa/AAA          32,000          33,598
  Illinois  Health  Facilities  Authority  Revenue  Series A, 5.75% due
  8/15/2013   pre-refunded   8/15/2009   Children's  Memorial  Hospital
  Project)                                                                  Aaa/AAA       1,900,000       2,114,130
  Illinois University  Revenues,  5.25% due 1/15/2018 (UIC South Campus
  Development Project; Insured: FGIC)                                       Aaa/AAA       1,205,000       1,336,044
  Jackson  &  Williamson  Counties,   Illinois,   7.50%  due  12/1/2009
  (Insured: AMBAC)                                                          Aaa/AAA         680,000         800,754
  Lake County Community High School Capital  Appreciation  Series B, 0%
  due 12/1/2012 (Insured: FGIC)                                             Aaa/NR        5,550,000       4,181,981
  Marion Refunding, 5.00% due 9/15/2012 (Insured: FGIC)                     Aaa/AAA         755,000         827,427
  McHenry  County  School  District  Woodstock  GO,  6.80% due 1/1/2006
  (Insured: FSA)                                                            Aaa/AAA         710,000         724,321
  Melrose Park Tax Increment  Series B, 6.50% due 12/15/2015  (Insured:
  FSA)                                                                      Aaa/AAA       1,015,000       1,181,511
  Sangamon County Property Tax Lease Receipts, 7.45% due 11/15/2006         Aa3/NR          560,000         582,271
  Sangamon  County School  District Series A, 5.875% due 8/15/2018 (Hay
  Edwards Project; Insured: ACA)                                             NR/A         2,400,000       2,618,976
  Sherman   Revenue   Refunding    Mortgage,    6.10%   due   10/1/2014
  (Collateralized: GNMA)                                                    NR/AAA        1,170,000       1,277,195
  Sherman   Revenue   Refunding    Mortgage,    6.20%   due   10/1/2019
  (Collateralized: GNMA)                                                    NR/AAA        1,600,000       1,742,672
  Southern  Illinois  University  Revenues,  0% due 4/1/2014  (Insured:
  MBIA)                                                                     Aaa/AAA       1,425,000       1,010,140
  University of Illinois Revenue Capital Appreciation,  0% due 4/1/2014
  (Insured: MBIA)                                                           Aaa/AAA       1,590,000       1,130,013
  West  Chicago  Industrial  Development  Revenue,  6.90% due  9/1/2024
  (Leggett & Platt Inc. Project)                                             NR/A+        1,000,000       1,022,990
  Will & Kendall  Counties  Community  Series B,  5.125%  due  1/1/2014
  (Insured: FSA)                                                            Aaa/AAA       1,000,000       1,090,100
  Will County  Community  School  365-U  Capital  Appreciation,  0% due
  11/1/2011 (Insured: FSA)                                                  Aaa/AAA       3,000,000       2,380,050
Indiana -- 7.60%
  Allen County  Economic  Development,  5.80% due  12/30/2012  (Indiana
  Institute of Technology Project)                                           NR/NR          895,000         949,586
  Allen County  Economic  Development,  5.75% due  12/30/2015  (Indiana
  Institute of Technology Project)                                           NR/NR        1,355,000       1,490,581
  Allen County Jail  Building  Corp.  GO, 5.00% due 4/1/2018  (Insured:
  XLCA)                                                                     Aaa/AAA       2,495,000       2,722,569
  Allen  County   Redevelopment   District  Tax  Series  A,  5.00%  due
  11/15/2018                                                                 A3/NR        1,560,000       1,649,887
  Allen County War  Memorial  Series A, 5.25% due  11/1/2013  (Insured:
  AMBAC)                                                                    Aaa/NR        1,000,000       1,100,660
  Boone County  Hospital  Association,  5.625% due 1/15/2015  (Insured:
  FGIC)                                                                     Aaa/AAA       1,000,000       1,130,130
  Brownsburg 1999 School Building, 5.00% due 2/1/2010 (Insured: FSA)        NR/AAA        1,260,000       1,358,507
  Dyer Redevelopment Authority, 6.40% due 7/15/2015                          NR/A-        1,515,000       1,721,661
  Dyer Redevelopment Authority, 6.50% due 7/15/2016                          NR/A-        1,910,000       2,177,763
  East Chicago  Elementary  School  Building First  Mortgage  Series A,
  6.25% due 7/5/2008 (State Aid Withholding)                                 NR/A           350,000         375,581
  Fishers Redevelopment Authority, 5.25% due 2/1/2018 (Insured: XLCA)       Aaa/AAA       1,500,000       1,676,970
  Fishers Redevelopment Authority, 5.25% due 2/1/2020 (Insured: XLCA)       Aaa/AAA       1,025,000       1,138,396
  Gary  Building  Corp. - Lake County  First  Mortgage  Series  1994-B,
  8.25% due 7/1/2010 (Sears Building Project)                                NR/NR          865,000         890,241
  Goshen Chandler School Building Capital  Appreciation  Refunding,  0%
  due 1/15/2011 (Insured: MBIA)                                             Aaa/AAA       1,020,000         838,236
  Hamilton  Southeastern  Indiana,  6.25% due 7/15/2006 (North Delaware
  School Building Project; Insured: AMBAC)                                  Aaa/AAA       1,340,000       1,390,116
  Huntington Economic Development  Revenue,  6.40% due 5/1/2015 (United
  Methodist Memorial Project)                                                NR/NR        1,000,000       1,060,790
  Indiana Bond Bank Special Program Hendrick's  Redevelopment Series B,
  6.20% due 2/1/2023 pre-refunded 2/1/2007                                   NR/NR        1,500,000       1,608,630
  Indiana Health Facility Hospital Revenue, 5.75% due 9/1/2015 (ETM)        NR/AA-          575,000         593,233
  Indiana  Health  Facility  Hospital  Revenue,   5.40%  due  2/15/2016
  (Clarian Health Obligation Group Project; Insured: MBIA)                  Aaa/AAA       1,000,000       1,100,390
  Indiana State Educational  Facilities  Authority  Revenue,  5.65% due
  10/1/2015 (University of Indianapolis Project)                             NR/A-        1,065,000       1,157,272
  Indiana State Educational  Facilities  Authority  Revenue,  5.70% due
  10/1/2016 (University of Indianapolis Project)                             NR/A-        1,025,000       1,115,805
  Indianapolis Economic Development Revenue, 5.50% due 6/1/2014             Aa3/NR          500,000         543,690
  Indianapolis  Local  Public  Improvement  Bond Bank,  0% due 7/1/2009
  (ETM)                                                                     Aa2/AA-         740,000         652,724
  Portage   Township  Multi  School   Building,   5.50%  due  7/15/2015
  (Insured: FGIC)                                                           Aaa/AAA         500,000         561,260
  Rockport  Pollution  Control Revenue Series A, 4.90% due 6/1/2025 put
  6/1/2007 (Indiana Michigan Power Co. Project)                            Baa2/BBB       3,165,000       3,248,018
  Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2012        NR/AA-        1,200,000       1,348,380
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2017
  (Insured: FGIC)                                                           Aaa/AAA       1,685,000       1,930,134
Iowa -- 1.48%
  Iowa Finance  Authority  Health Care  Facilities,  6.00% due 7/1/2013
  (Genesis Medical Center Project)                                           A1/NR        1,000,000       1,096,510
  Iowa Finance Authority Hospital Facility Revenue,  6.00% due 7/1/2012
  (Trinity Regional Hospital Project; Insured: FSA)                         Aaa/AAA       1,000,000       1,128,940
  Iowa  Finance  Authority   Hospital   Facility  Revenue,   6.75%  due
  2/15/2016                                                                  A1/NR        1,000,000       1,112,590
  Iowa Finance Authority Revenue,  6.00% due 12/1/2018 (Catholic Health
  Initiatives Project)                                                      Aa2/AA        2,000,000       2,220,840
  Iowa Finance  Authority  Revenue  Refunding  Trinity Health Series B,
  5.75% due 12/1/2015                                                       Aa3/AA-       1,250,000       1,376,588
Kansas -- 1.01%
  Wichita Hospital Revenue Refunding  Improvement  Series XI, 6.75% due
  11/15/2019 (Christi Health System Project)                                 NR/A+        4,200,000       4,714,206
Kentucky -- 1.12%
  Kentucky  Economic  Development  Finance  Authority  Series C, 0% due
  10/1/2015 (Norton Healthcare Project; Insured: MBIA)                      Aaa/AAA       4,000,000       4,519,520
  Wilmore Housing Facilities  Revenue,  5.55% due 7/1/2013 (LOC: Allied
  Irish Bank PLC)                                                            NR/NR          665,000         700,371
Louisiana -- 1.85%
  Jefferson  Sales Tax District  Revenue  Series B, 5.50% due 12/1/2008
  (Insured: AMBAC)                                                          Aaa/AAA       1,595,000       1,729,203
  Louisiana  Local  Govt.  Environment  Series A,  4.10%  due  9/1/2007
  (Housing Bellemont Apts. Project)                                         Baa1/NR         390,000         392,480
  Louisiana  State  Offshore  Terminal  Refunding  Series D,  4.00% due
  9/1/2023 put 9/1/2008 (Loop LLC Project)                                   A3/A         3,250,000       3,290,138
  Morehouse  Parish  Pollution  Revenue  Refunding  Series A, 5.25% due
  11/15/2013 (International Paper Co. Project)                             Baa2/BBB       3,000,000       3,233,280
Massachusetts -- 0.47%
  Massachusetts   Development  Finance  Agency  Refunding,   6.25%  due
  1/1/2015 (Odd Fellows Home Project)                                        NR/NR        1,125,000       1,058,242
  Massachusetts   HFA   Refunding   Series  A,  6.125%  due   12/1/2011
  pre-refunded 12/1/2006                                                    Aaa/AAA         150,000         158,948
  Massachusetts   HFA  Unrefunded   Refunding   Series  A,  6.125%  due
  12/1/2011 (Insured: MBIA)                                                 Aaa/AAA         950,000         958,512
Michigan -- 1.29%
  Kalamazoo  Hospital Finance  Authority  Revenue Series 1994-A,  6.25%
  due 6/1/2014 (Borgess Medical Center Project) (ETM)                       Aaa/AAA         650,000         783,315
  Kent  Hospital  Finance  Authority  Michigan   Hospital,   7.25%  due
  1/15/2013 (Insured: MBIA)                                                 Aaa/AAA       1,000,000       1,177,090
  Michigan  State  Building  Authority  Revenue  Refunding   Facilities
  Program Series I, 5.25% due 10/15/2017 (Insured: FSA)                     Aaa/AAA       2,450,000       2,718,887
  Southfield  Economic  Development  Corp.  Refunding  Revenue  N.W. 12
  Limited Partnership, 7.25% due 12/1/2010                                   NR/NR        1,355,000       1,356,274
Minnesota -- 0.40%
  Minneapolis  St. Paul  Health,  6.00% due  12/1/2018  (Healthpartners
  Obligation Group Project)                                                Baa1/BBB+      1,000,000       1,125,070
  Southern  Minnesota  Municipal  Power Agency Supply,  pre-refunded to
  various dates, Series A, 5.75% due 1/1/2018 (Insured: MBIA)               Aaa/AAA         700,000         753,648
Mississippi -- 0.42%
  Mississippi  Higher   Educational   Authority  Series  C,  7.50%  due
  9/1/2009                                                                   A2/NR        1,500,000       1,503,015
  Mississippi  Hospital  Equipment  Revenue,  6.40% due 1/1/2007  (Rush
  Foundation Project; Guaranty: Connie Lee)                                 NR/AAA          440,000         455,585
Missouri -- 0.74%
  Missouri  Development  Finance Board  Healthcare  Series A, 5.40% due
  11/1/2018 (Lutheran Home Aged Project; LOC: Commerce Bank)                Aa3/NR        2,025,000       2,127,100
  Platte County COP, 4.00% due 9/1/2006                                     NR/AA-        1,310,000       1,327,882
Nebraska -- 0.20%
  Madison  County  Hospital  Authority  1 Hospital  Revenue,  5.50% due
  7/1/2014 (Faith Regional Health Services Project; Insured: Radian)         NR/AA          845,000         921,996
Nevada -- 1.40%
  Clark County  Pollution  Control Revenue Series B, 6.60% due 6/1/2019
  (Nevada Power Co. Project; Insured: FGIC)                                 Aaa/AAA         640,000         640,480
  Las  Vegas  Special  Improvement   District  Refunding  Senior  Local
  Improvement Series A, 5.375% due 6/1/2013 (Insured: FSA)                  Aaa/AAA       1,175,000       1,267,320
  Washoe  County  Capital  Appreciation  Reno  Sparks  Series B, 0% due
  7/1/2011 (Insured: FSA)                                                   Aaa/AAA       2,600,000       2,090,088
  Washoe County School District  Refunding Series B, 5.00% due 6/1/2010
  (Insured: FGIC)                                                           Aaa/AAA       2,350,000       2,548,316
New Hampshire -- 2.00%
  Manchester  Housing  &  Redevelopment   Authority,  0%  due  1/1/2017
  (Insured: Radian)                                                          NR/AA        5,140,000       3,029,876
  Manchester  Housing & Redevelopment  Authority  Capital  Appreciation
  Series B, 0% due 1/1/2016 (Insured: Radian)                                NR/AA        4,990,000       3,093,051
  New Hampshire  Pollution  Refunding  Central Maine Power Co.,  5.375%
  due 5/1/2014                                                              A3/BBB+       3,000,000       3,253,890
New Jersey -- 0.44%
  New Jersey EDA Refunding Revenue,  7.50% due 12/1/2019  (Spectrum for
  Living Development Project; LOC: PNC Bank)                                 A3/A           240,000         240,881
  New Jersey State Transit Corp., 5.00% due 10/1/2009 (Insured: FSA)        Aaa/AAA       1,700,000       1,824,185
New Mexico -- 1.19%
  Albuquerque Airport Revenue Adjustment Refunding,  2.26% due 7/1/2014
  put 7/7/2005 (Insured: AMBAC) (weekly demand notes)                      VMIG1/A-1        900,000         900,000
  Albuquerque  Airport Revenue Refunding,  5.00% due 7/1/2008 (Insured:
  AMBAC)                                                                    Aaa/AAA       2,380,000       2,503,808
  University of New Mexico Hospital  Mortgage Revenue Bonds,  5.00% due
  1/1/2018 (Insured: FSA & FHA)                                             Aaa/AAA       2,000,000       2,159,380
New York -- 3.76%
  Long Island Power Authority General Series B, 5.00% due 12/1/2006          A3/A-        2,000,000       2,061,420
  Metro  Transportation  Authority New York Service  Control  Series B,
  5.25% due 7/1/2006                                                        A2/AA-        1,080,000       1,106,201
  Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009        Aaa/AAA       1,000,000       1,135,690
  New York City  Industrial  Development  Agency  Series  A,  5.00% due
  6/1/2010 (Lycee Francais De New York Project; Insured: ACA)                NR/A         1,175,000       1,245,159
  New York City Trust Cultural  Resources,  5.75% due 7/1/2015  (Museum
  of American Folk Art Project; Insured: ACA)                                NR/A           875,000         951,396
  New York  Housing  Finance  Service  Series A,  6.375% due  9/15/2015
  pre-refunded 9/15/2007                                                    A2/AAA          220,000         236,977
  New York Series E, 6.00% due 8/1/2008 pre-refunded 8/1/2006               Aaa/AAA         910,000         956,747
  New  York  Series  E,  6.00%  due  8/1/2008   pre-refunded   8/1/2006
  (Insured: FGIC)                                                           Aaa/AAA       1,025,000       1,073,913
  New York Series H 4, 2.21% due  3/1/2034  put  7/1/2005  (LOC:  BONY)
  (daily demand notes)                                                    VMIG1/A-1+      1,900,000       1,900,000
  New  York  State  Dormitory   Authority  School  Districts  Financing
  Program Series E, 9.00% due 10/1/2007 (Insured: MBIA)                     Aaa/AAA       1,000,000       1,131,790
  New York State Thruway  Authority General Revenue Series F, 5.00% due
  1/1/2018 (Insured: AMBAC)                                                 Aaa/AAA       3,000,000       3,294,930
  Port  Authority New York & New Jersey Special  Obligation,  6.25% due
  12/1/2011 (JFK International Air Terminal 6 Project; Insured: MBIA)       Aaa/AAA       2,200,000       2,508,176
North Carolina -- 0.60%
  North Carolina Eastern  Municipal Power Refunding Series A, 5.70% due
  1/1/2013 (Insured: MBIA)                                                  Aaa/AAA       1,200,000       1,272,780
  North  Carolina  Housing  Finance  Agency Single Family  Revenue Bond
  Series BB, 6.50% due 9/1/2026                                             Aa2/AA        1,485,000       1,516,616
North Dakota -- 0.08%
  Grand Forks Health Care System Revenue Bonds Series 1997, 6.25% due 8/15/2006
  (Altra Health Systems Obligated Group Project; Insured:
  MBIA)                                                                     Aaa/AAA         365,000         378,527
Ohio -- 3.86%
  Butler  County   Transportation   Improvement,   6.00%  due  4/1/2010
  (Insured: FSA)                                                            Aaa/AAA       1,000,000       1,096,790
  Central Ohio Solid Waste Authority Series B, 5.00% due 12/1/2008          Aa2/AA+       2,530,000       2,691,794
  Cleveland   Cuyahoga  County  Development  Bond  Fund  A,  6.25%  due
  5/15/2016 (LOC: FifthThird Bank)                                           NR/NR        1,485,000       1,562,948
  Cuyahoga  County  Hospital  Revenue  Refunding,  5.50% due  1/15/2019
  (University Health Systems Project B; Insured: MBIA)                      Aaa/AAA       3,545,000       3,661,914
  Franklin  County  Health  Care  Revenue  Series  1995-A,   6.00%  due
  11/1/2010 (Heinzerling Foundation Project; LOC: Banc One)                 Aa2/NR        1,100,000       1,130,580
  Franklin  County  Hospital,  5.80% due  12/1/2005  (Doctors  Project)
  (ETM)                                                                      A3/NR          500,000         506,295
  Hamilton  Wastewater Systems Revenue  Refunding,  5.25% due 10/1/2017
  (Insured: FSA)                                                            Aaa/AAA       1,500,000       1,702,275
  Marysville   School   District  COP,  5.25%  due  12/1/2017   (School
  Facilities Project; Insured: MBIA)                                        Aaa/AAA       2,000,000       2,253,600
  North Ridgeville Economic Development, 0% due 2/1/2015                     NR/A           525,000         239,216
  Ohio State Higher  Educational  Facility Revenue,  5.05% due 7/1/2037
  put 7/1/2016 (Kenyon College Project)                                      A2/A         2,200,000  $    2,381,566
  Reynoldsburg  Health Care Facilities Revenue Bonds Series 1997, 5.70%
  due 10/20/2012 (Collateralized: GNMA)                                     Aa3/NR          760,000         808,518
Oklahoma -- 3.38%
  Alva  Hospital  Authority  Hospital  Revenue  Sales  Tax,  5.25%  due
  6/1/2025                                                                  Aa3/AA        1,505,000       1,603,141
  Oklahoma  City  Municipal  Improvement  Authority,  0%  due  7/1/2008
  (Insured: AMBAC)                                                          Aaa/AAA       1,020,000         931,658
  Oklahoma City Municipal Water & Sewer Capital  Appreciation Series C,
  0% due 7/1/2006 (Insured: AMBAC)                                          Aaa/AAA         500,000         486,685
  Oklahoma  City  Municipal  Water & Sewer  Series  C, 0% due  7/1/2011
  (Insured: AMBAC)                                                          Aaa/AAA       1,125,000         911,329
  Oklahoma  City  Municipal  Water & Sewer  Series  C, 0% due  7/1/2013
  (Insured: AMBAC)                                                          Aaa/AAA       1,485,000       1,099,598
  Oklahoma  Development  Finance Authority Hospital  Association Pooled
  Hospital A, 5.40% due 6/1/2013 (Insured: AMBAC)                           Aaa/AAA         825,000         915,313
  Oklahoma Industrial Authority Revenue Refunding,  6.00% due 8/15/2010
  (Integris Baptist Project; Insured: AMBAC)                                Aaa/AAA         750,000         844,462
  Tulsa County Independent School District Combined Purpose,  4.50% due
  8/1/2007                                                                  Aa3/AA-       2,800,000       2,896,712
  Tulsa Industrial  Authority  Hospital Revenue  Refunding,  5.375% due
  2/15/2017 (St. John Medical Center Project)                               Aa3/AA        4,000,000       4,087,480
  Tulsa Industrial  Development  Authority Hospital Revenue,  6.10% due
  2/15/2009 pre-refunded 2/15/2006 (St. John's Medical Center Project)      Aa3/AA        1,485,000       1,516,541
  Tulsa Public  Facilities  Authority  Solid Waste  Revenue,  5.65% due
  11/1/2006 (Ogden Martin Project; Insured: AMBAC)                          Aaa/AAA         500,000         517,515
Oregon -- 0.27%
  Albany Hospital  Facility  Authority Gross Revenue & Refunding Series
  1994, 7.00% due 10/1/2005 (Mennonite Home Project)                         NR/NR          365,000         366,781
  Forest  Grove  Campus  Improvement  & Refunding  Pacific  University,
  6.00% due 5/1/2015 (Insured: Radian)                                       NR/AA          800,000         880,376
Pennsylvania -- 2.27%
  Allegheny County Hospital Development, 7.00% due 8/1/2015 (ETM)           NR/AAA          500,000         624,455
  Allegheny  County  Hospital  Development  Health  Series B, 6.50% due
  5/1/2012 (South Hills Health Systems Project)                             Baa1/NR       1,400,000       1,512,798
  Carbon County Industrial  Development Authority Refunding,  6.65% due
  5/1/2010 (Panther Creek Partners Project)                                 NR/BBB-       1,580,000       1,719,103
  Lancaster  County  Capital  Appreciation  Series  B, 0% due  5/1/2014
  (Insured: FGIC)                                                           Aaa/NR          795,000         558,090
  Lancaster  County  Capital  Appreciation  Series  B, 0% due  5/1/2015
  (Insured: FGIC)                                                           Aaa/NR          800,000         528,488
  Lehigh County  General  Purpose  Shepard Rehab.  Hospital,  6.00% due
  11/15/2007 (Insured: AMBAC)                                               Aaa/AAA         785,000         839,966
  Pennsylvania  Higher Education  University Series 14, 0% due 7/1/2020
  (Insured: AMBAC)                                                          Aaa/AAA       2,032,839         673,724
  Pennsylvania  State Higher  Educational  Facility  Allegheny Delaware
  Valley Obligation A, 5.60% due 11/15/2009 (Insured: MBIA)                 Aaa/AAA         500,000         544,875
  Pennsylvania  State Higher  Educational  Facility  Allegheny Delaware
  Valley Obligation A, 5.60% due 11/15/2010 (Insured: MBIA)                 Aaa/AAA         480,000         529,670
  Philadelphia  Hospital & High  Education  Health  Systems,  5.25% due
  5/15/2006 (Jefferson Health Systems A Project; Insured: MBIA)             Aaa/AAA       3,025,000       3,089,826
Puerto Rico -- 0.11%
  Puerto Rico  Commonwealth  Refunding Series B, 2.50% due 7/1/2029 put
  7/1/2005 (Insured: FGIC) (daily demand notes)                             Aaa/AAA         500,000         500,000
Rhode Island -- 0.79%
  Rhode Island Health & Education  Building Hospital  Financing,  5.25%
  due 7/1/2015 (Memorial Hospital Project; LOC: Fleet Bank)                  NR/AA        1,325,000       1,434,644
  Rhode  Island  Health  &  Education  Building  Refunding,  6.00%  due
  8/1/2014 (Credit Support: FHA)                                             NR/AA        1,000,000       1,097,130
  Rhode Island Health & Education  Building  Refunding Higher Education
  State University, 5.00% due 3/15/2014 (Insured: Radian)                    NR/AA        1,065,000       1,145,120
South Carolina -- 0.68%
  Darlington County Industrial Development,  6.00% due 4/1/2026 (Sonoco
  Products Co. Project)                                                      A3/A-        3,100,000       3,200,068
South Dakota -- 0.22%
  South Dakota Housing Development  Authority  Homeownership  Series B,
  4.85% due 5/1/2009                                                        Aa1/AAA       1,000,000       1,048,170
Tennessee -- 0.44%
  Knox County Health, 4.90% due 6/1/2031 put 6/1/2011 (Collateralized:
  FNMA)                                                                     NR/AAA        2,000,000       2,068,300
Texas -- 16.29%
  Bexar  County  Health  Facilities   Development  Corp.,   6.125%  due
  7/1/2022 (Army Retirement Residence Project)                              NR/BBB-       1,250,000       1,357,262
  Bexar County  Housing  Finance  Corp.,  5.50% due 1/1/2016  (Insured:
  MBIA)                                                                     Aaa/NR          600,000         641,694
  Bexar County  Housing  Finance  Corp.,  5.70% due 1/1/2021  (Insured:
  MBIA)                                                                     Aaa/NR        1,035,000       1,104,873
  Bexar County Housing Finance Corp., 6.50% due 12/1/2021                    A3/NR        2,000,000       2,038,760
  Bexar County Housing Finance Corp.  Multi Family  Housing,  5.40% due
  8/1/2012 (Dymaxion & Marrach Park Apts. A Project; Insured: MBIA)         Aaa/NR        1,120,000       1,180,603
  Bexar County Housing Finance Corp.  Multi Family  Housing,  5.95% due
  8/1/2020 (Dymaxion & Marrach Park Apts. A Project; Insured: MBIA)         Aaa/NR        1,270,000       1,368,260
  Bexar  County  Housing  Finance  Corp.  Series A, 5.875% due 4/1/2014
  (Honey Creek Apartments Project; Insured: MBIA)                           Aaa/NR          975,000       1,036,054
  Bexar  County  Housing  Finance  Corp.  Series A, 6.125% due 4/1/2020
  (Honey Creek Apartments Project; Insured: MBIA)                           Aaa/NR          800,000         842,072
  Birdville  Independent  School District  Refunding,  0% due 2/15/2013
  (Guaranty: PSF)                                                           Aaa/AAA       2,800,000       2,191,224
  Brazos River Authority TXU Energy Pollution  Control  Revenue,  5.05%
  due 6/1/2030 put 6/19/2006                                               Baa2/BBB-      2,040,000       2,073,252
  Carroll Independent School District Capital  Appreciation  Refunding,
  0% due 2/15/2011 (Guaranty: PSF)                                          Aaa/AAA       1,130,000         892,576
  Central Regional Mobility  Authority  Anticipation  Notes,  5.00% due
  1/1/2008                                                                  Aa3/AA        1,100,000       1,154,296
  Coppell Independent School District Capital  Appreciation  Refunding,
  0% due 8/15/2013 (Guaranty: PSF)                                          NR/AAA        5,000,000       3,440,500
  De Soto Independent School District  Refunding,  5.125% due 8/15/2017
  (Guaranty: PSF)                                                           NR/AAA        1,100,000       1,101,925
  Donna  Independent  School  District  Refunding,  5.00% due 2/15/2015
  (Guaranty: PSF)                                                           Aaa/AAA         980,000       1,086,105
  Duncanville   Independent   School  District   Capital   Appreciation
  Refunding Series B, 0% due 2/15/2016 (Guaranty: PSF)                      Aaa/AAA       3,000,000       1,820,910
  El Paso Independent School District Capital  Appreciation  Refunding,
  0% due 8/15/2010 (Guaranty: PSF)                                          Aaa/AAA       3,750,000       3,033,375
  El Paso Independent School District Capital  Appreciation  Refunding,
  0% due 8/15/2011 (Guaranty: PSF)                                          Aaa/AAA       2,500,000       1,903,175
  Ennis  Independent  School  District  Refunding,   0%  due  8/15/2012
  (Guaranty: PSF)                                                           Aaa/NR        2,460,000       1,842,122
  Ennis  Independent  School  District  Refunding,   0%  due  8/15/2013
  (Guaranty: PSF)                                                           Aaa/NR        2,490,000       1,758,015
  Ennis  Independent  School  District  Refunding,   0%  due  8/15/2014
  (Guaranty: PSF)                                                           Aaa/NR        2,525,000       1,671,449
  Fort Worth Water & Sewer Revenue, 5.25% due 2/15/2009                     Aa2/AA        1,000,000       1,076,880
  Gulf  Coast  Center  Revenue,   6.75%  due  9/1/2020  (Mental  Health
  Retardation Center Project)                                               NR/BBB        1,320,000       1,442,140
  Hays Consolidated  Independent School District Capital  Appreciation,
  0% due 8/15/2013 pre-refunded 8/15/2011 (Guaranty: PSF)                   Aaa/AAA       6,245,000       4,534,495
  Irving  Hospital  Authority  Series  B,  5.80% due  7/1/2009  (Irving
  Healthcare Systems Project; Insured: FSA)                                 Aaa/AAA         470,000         471,147
  Irving  Waterworks & Sewer Revenue  Refunding &  Improvement,  5.375%
  due 8/15/2014                                                             Aa2/AA        1,500,000       1,647,600
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2018 (Insured: AMBAC)                                                Aaa/AAA       2,040,000       2,221,519
  Mesquite  Independent  School  District  Refunding,  0% due 8/15/2012
  (Guaranty: PSF)                                                           NR/AAA        1,420,000       1,053,754
  Midlothian   Independent   School   District   Capital   Appreciation
  Refunding, 0% due 2/15/2012 (Guaranty: PSF)                               Aaa/NR        1,000,000         782,580
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2012  (Insured:
  Radian)                                                                    NR/AA          735,000         816,923
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2013  (Insured:
  Radian)                                                                    NR/AA          500,000         553,895
  Pharr  San  Juan  Alamo  Independent  Building,  5.75%  due  2/1/2013
  (Guaranty: PSF)                                                           Aaa/AAA       1,000,000       1,104,520
  Port Arthur Refunding, 5.00% due 2/15/2019 (Insured: MBIA)                Aaa/AAA       1,000,000       1,087,530
  Sabine River Authority Texas Pollution  Refunding Series A, 5.80% due
  7/1/2022 (TXU Energy Co. Project)                                        Baa2/BBB-      1,000,000       1,077,830
  Sam Rayburn Municipal Power Agency Refunding, 6.00% due 10/1/2016        Baa2/BBB-      3,000,000       3,306,810
  Sam Rayburn  Municipal  Power  Agency  Refunding  Series A, 6.00% due
  10/1/2021                                                                Baa2/BBB-        675,000         733,961
  San Antonio Hotel  Occupancy  Revenue  Refunding  Series B, 5.00% due
  8/15/2034 put 8/1/2008 (Insured: AMBAC)                                   Aaa/AAA       1,150,000       1,214,492
  Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)         Aaa/AAA       1,775,000       2,121,604
  Tarrant   County   Health    Facilities,    6.625%   due   11/15/2020
  (Adventist/Sunbelt Project)                                                A2/A         3,500,000       3,914,470
  Texarkana Health  Facilities  Hospital  Refunding Series A, 5.75% due
  10/1/2009 (Wadley Regional Medical Center Project; Insured: MBIA)         Aaa/AAA         500,000         550,290
  Texarkana Health  Facilities  Hospital  Refunding Series A, 5.75% due
  10/1/2011 (Insured: MBIA)                                                 Aaa/AAA       2,500,000       2,827,525
  Travis County GO, 5.25% due 3/1/2021                                      Aaa/AAA       1,000,000       1,122,540
  Travis  County  Health  Facilities  Development  Series A,  5.75% due
  11/15/2010 (Ascension Health Project; Insured: MBIA)                      Aaa/AAA       2,000,000       2,216,040
  Travis  County  Health  Facilities  Development  Series A,  6.25% due
  11/15/2014   pre-refunded   11/15/2009   (Ascension  Health  Project;
  Insured: MBIA)                                                            Aaa/AAA       3,000,000       3,414,570
  Upper Trinity  Regional Water District  Regional Treated Water Supply
  Systems Series A, 7.125% due 8/1/2008 (Insured: FGIC)                     Aaa/AAA         600,000         661,848
  Waco  Health  Facilities   Development  Corp.  Series  A,  6.00%  due
  11/15/2015 pre-refunded 11/15/2009 (Ascension Health Project)             Aa2/AA          870,000         983,291
  Waco  Health  Facilities   Development  Corp.  Series  A,  6.00%  due
  11/15/2016 pre-refunded 11/15/2009 (Ascension Health Project)             Aa2/AA        1,050,000       1,186,731
  West Harris County Municipal  Utility  Refunding,  6.00% due 3/1/2017
  (Insured: Radian)                                                          NR/AA          500,000         533,540
Utah -- 0.97%
  Salt Lake City  Municipal  Building  Series B,  5.30% due  10/15/2012
  (Insured: AMBAC)                                                          Aaa/AAA       1,085,000       1,194,661
  Utah  Board of  Regents  Auxiliary  Refunding  Series  A,  5.25%  due
  5/1/2013                                                                   NR/AA          595,000         656,267
  Utah  County  Municipal  Building  Authority,   5.50%  due  11/1/2016
  (Insured: AMBAC)                                                          Aaa/NR        1,000,000       1,115,730
  Utah Housing  Finance  Agency,  6.05% due 7/1/2016  (Credit  Support:
  FHA)                                                                      NR/AAA          405,000         422,200
  Utah Housing Finance Agency SFMR D-2 Class I, 5.85% due 7/1/2015          Aa2/AA           90,000          90,861
  Utah Water  Finance  Agency  Revenue  Pooled Loan  Financing  Program
  Series A, 5.00% due 10/1/2012 (Insured: AMBAC)                            Aaa/NR          940,000       1,033,690
Virginia -- 2.74%
  Alexandria  Industrial  Development  Authority,  5.90% due  10/1/2020
  (Insured: AMBAC)                                                          Aaa/AAA       2,000,000       2,261,500
  Alexandria  Industrial  Development  Authority  Institute For Defense
  Analyses Series A, 6.00% due 10/1/2014 (Insured: AMBAC)                   Aaa/AAA       1,500,000       1,713,180
  Alexandria  Industrial  Development  Authority  Institute For Defense
  Analyses Series A, 6.00% due 10/1/2015 (Insured: AMBAC)                   Aaa/AAA       1,590,000       1,824,541
  Fauquier  County   Industrial   Development   Authority,   5.50%  due
  10/1/2016 (Insured: Radian)                                                NR/AA        1,000,000       1,107,900
  Hanover County Industrial  Development  Authority Medical  Facilities
  Revenue, 6.00% due 10/1/2021 (ETM)                                        Aaa/AAA         795,000         797,186
  Norfolk Industrial  Development Authority Lease, 5.625% due 9/15/2017
  (Norfolk Public Health Center Project)                                    Aa1/AA+       1,000,000       1,040,280
  Norton Industrial  Development  Authority Hospital  Refunding,  6.00%
  due 12/1/2014 (Norton Community Hospital Project; Insured: ACA)            NR/A         1,635,000       1,821,504
  Spotsylvania  County Industrial  Development,  6.00% due 9/1/2019 put
  9/1/2008 (Walter Grinders Project; LOC: Deutsche Bank)                     NR/NR        2,210,000       2,255,924
Washington -- 6.73%
  Benton County Public Utility District  Refunding Series A, 5.625% due
  11/1/2012 (Insured: FSA)                                                  Aaa/AAA       1,500,000       1,693,470
  Chelan County Public Utility  District  Refunding Series B, 4.50% due
  7/1/2005 (Chelan Hydro Electric Project; Insured: FGIC)                   Aaa/AAA         940,000         940,047
  Energy   Northwest   Washington   Series  A,   5.60%   due   7/1/2015
  pre-refunded 1/1/2007 (Wind Project)                                       A3/A-        1,000,000       1,068,770
  Energy   Northwest   Washington   Series  B,   5.10%   due   7/1/2009
  pre-refunded 1/1/2007 (Wind Project)                                       A3/A-          745,000         790,795
  Grant  County  Public  Utility   District-2  Wanapum  Hydro  Electric
  Revenue Series C, 6.00% due 1/1/2006 (Insured: AMBAC)                     Aaa/AAA         145,000         147,396
  Port  Longview  Industrial  Development  Corp.  Solid Waste  Disposal
  Revenue, 6.875% due 10/1/2008                                             NR/BBB        1,500,000       1,648,980
  Snohomish  County  Public  Utility  001  Systems  Notes,   5.00%  due
  12/1/2005                                                                A1/SP-1+         500,000         504,730
  Spokane County School District GO, 0% due 6/1/2019 (Insured: MBIA)        Aaa/AAA       1,240,000       1,118,827
  Tacoma  Electric   Systems  Revenue  Series  A,  5.50%  due  1/1/2012
  (Insured: FSA)                                                            Aaa/AAA         750,000         837,488
  University  of  Washington  Revenue  Refunding,  5.25% due  8/15/2009
  (University of Washington Medical Center Project; Insured: MBIA)          Aaa/AAA       1,350,000       1,458,000
  Vancouver Downtown  Redevelopment Senior Series A, 5.50% due 1/1/2018
  (Conference Center Project; Insured: ACA)                                  NR/A         3,500,000       3,768,065
  Washington  Health Care  Facilities,  5.50% due  12/1/2010  (Insured:
  MBIA)                                                                     Aaa/AAA       2,690,000       2,954,131
  Washington  Health Care  Facilities,  6.00% due  12/1/2014  (Insured:
  MBIA)                                                                     Aaa/AAA       1,735,000       1,958,381
  Washington  Health Care  Facilities,  6.00% due  12/1/2015  (Insured:
  MBIA)                                                                     Aaa/AAA       1,945,000       2,194,388
  Washington  Health Care  Facilities  Refunding,  6.375% due 10/1/2010
  (Insured: FGIC)                                                           Aaa/AAA       1,500,000       1,717,965
  Washington  Health Care  Facilities Sea Mar Community  Health Center,
  5.60% due 1/1/2018 (LOC: U.S. Bancorp)                                    Aa1/NR        1,025,000       1,110,526
  Washington  Nonprofit  Housing,  5.60% due  7/1/2011  (Kline  Galland
  Center Project; Insured: Radian)                                           NR/AA          500,000         540,720
  Washington  Nonprofit  Housing,  5.875% due 7/1/2019  (Kline  Galland
  Center Project; Insured: Radian)                                           NR/AA        1,000,000       1,089,260
  Washington Public Power Supply Capital Appreciation  Refunding Series
  B, 0% due 7/1/2011                                                        Aaa/AA-       1,000,000         799,160
  Washington   Public  Power  Supply  Refunding  Series  A,  5.00%  due
  7/1/2011 (Insured: FSA)                                                   Aaa/AAA       3,030,000       3,250,008
  Washington Public Power Supply System, 0% due 7/1/2010 (Project 3)        Aaa/AA-         960,000         803,462
  Washington  State Multi Family Mortgage  Revenue,  6.30% due 1/1/2021
  put 1/1/2011 (LOC: US Bank N.A.)                                          NR/AA-        1,000,000       1,076,790
West Virginia -- 0.22%
  Marshall  County  Pollution  Control,  5.90% due  4/1/2022  (Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,010,740
Wisconsin -- 1.35%
  Wisconsin  Health  &  Educational  Facilities,  5.75%  due  8/15/2020
  (Eagle River Memorial Hospital Inc. Project; Insured: Radian)              NR/AA        1,000,000       1,093,830
  Wisconsin  Housing & Economic  Development  Housing  Series A, 5.875%
  due 11/1/2016 (Insured: AMBAC)                                            Aaa/AAA       1,980,000       2,102,344
  Wisconsin  State Health &  Educational  Facilities  Hospital  Sisters
  Services Inc., 4.50% due 12/1/2023 put 12/1/2007 (Insured: FSA)           Aaa/NR        3,000,000       3,094,440


Total Investments -- 98.00% (Cost $433,323,542)                                                     $   458,312,272
                                                                                                  -----------------


    OTHER ASSETS LESS LIABILITIES -- 2.00%                                                                9,374,432


    NET ASSETS -- 100.00%                                                                           $   467,686,704
                                                                                                  =================

Footnote Legend
+ Credit ratings are unaudited. Rating Changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGC        Insured by Asset Guaranty Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
BONY       Letter of Credit from Bank of New York
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
MBIA       Insured by Municipal Bond Investors Assurance
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
XLCA       Insured by XL Capital Assurance





SCHEDULE OF INVESTMENTS

Thornburg New Mexico Intermediate Municipal Fund                                              June 30, 2005


CUSIPS: CLASS A - 885-215-301, CLASS D - 885-215-624
NASDAQ SYMBOLS: CLASS A - THNMX, CLASS D - THNDX



                                                                        Credit Rating+   Principal
Issuer-Description                                                       Moody's/S&P      Amount              Value
------------------                                                      --------------   ---------            -----

Alamogordo Hospital Revenue, 5.30% due 1/1/2013 (Insured: Radian)           NR/AA      $  3,000,000  $    3,109,380
Albuquerque Airport Revenue, 5.00% due 7/1/2007 (Insured: AMBAC)           Aaa/AAA        1,000,000       1,038,790
Albuquerque  Airport Revenue Adjustment  Refunding,  2.26% due 7/1/2014
put 7/7/2005 (Insured: AMBAC) (weekly demand notes)                       VMIG1/A-1         300,000         300,000
Albuquerque  Airport Revenue  Refunding,  4.20% due 7/1/2009  (Insured:
AMBAC)                                                                     Aaa/AAA          610,000         630,429
Albuquerque  Airport  Revenue Senior Lien  Improvement  Series B, 5.00%
due 7/1/2012 (Insured: MBIA)                                               Aaa/AAA        1,670,000       1,799,659
Albuquerque  Gross  Receipts  & Lodgers  Tax,  2.28% due  7/1/2023  put
7/7/2005 (weekly demand notes)                                           VMIG1/A-1+         200,000         200,000
Albuquerque Gross Receipts Series B, 0% due 7/1/2005 (ETM)                 Aaa/AAA        2,035,000       2,034,858
Albuquerque  Gross  Receipts  Series  B, 0% due  7/1/2012  pre-refunded
7/1/2011                                                                   Aaa/AAA        1,775,000       1,386,630
Albuquerque Gross Receipts Tax Revenue, 6.20% due 7/1/2005                  A1/AA            50,000          50,005
Albuquerque  Gross  Receipts   Unrefunded  Balance  Series  B,  0%  due
7/1/2012 (Insured: FSA)                                                    Aaa/AAA          225,000         173,398
Albuquerque  Industrial  Revenue  Refunding,  5.15% due  4/1/2016  (MCT
Industries Inc. Project; LOC: Bank of the West)                            Aa3/NR         1,170,000       1,238,223
Albuquerque  Industrial  Revenue  Refunding,  5.25% due  4/1/2017  (MCT
Industries Inc. Project; LOC: Bank of the West)                            Aa3/NR         2,140,000       2,274,135
Albuquerque  Joint  Water & Sewage  Revenue  Series A, 0% due  7/1/2008
(Insured: FGIC)                                                            Aaa/AAA        1,600,000       1,458,832
Albuquerque Joint Water & Sewage Systems Revenue, 6.00% due 7/1/2006       Aa3/AA         1,500,000       1,549,245
Albuquerque Joint Water & Sewage Systems Revenue, 4.75% due 7/1/2008       Aa3/AA           100,000         100,167
Albuquerque   Joint  Water  &  Sewage  Systems   Revenue   Refunding  &
Improvement Series A, 5.25% due 7/1/2011                                   Aa3/AA         1,135,000       1,262,472
Albuquerque  Municipal  School District Number 12 Refunding,  5.00% due
8/1/2009                                                                   Aa2/AA         2,240,000       2,413,712
Albuquerque  Municipal  School District Number 12 Refunding,  5.10% due
8/1/2014                                                                   Aa2/AA           760,000         805,972
Albuquerque  Municipal  School District Number 12 Refunding,  5.00% due
8/1/2015                                                                   Aa2/AA         1,175,000       1,268,929
Albuquerque  Refuse  Removal &  Disposal  Revenue  Refunding  Series B,
5.00% due 7/1/2010 (Insured: FSA)                                          Aaa/AAA          415,000         451,080
Albuquerque  Refuse  Removal &  Disposal  Revenue  Refunding  Series B,
5.00% due 7/1/2011 (Insured: FSA)                                          Aaa/AAA        1,000,000       1,096,450
Albuquerque Series B, 5.00% due 7/1/2006                                   Aa3/AA         2,200,000       2,251,480
Artesia Hospital District, 4.50% due 2/1/2008 (Insured: AMBAC)             Aaa/NR           810,000         847,900
Belen  Consolidated  School  District  No 2 Ref  Series  A,  4.00%  due
8/1/2007 (Insured: MBIA)                                                   Aaa/NR         1,000,000       1,024,890
Belen  Consolidated  School  District  No 2 Ref  Series  A,  4.00%  due
8/1/2008 (Insured: MBIA)                                                   Aaa/NR         1,000,000       1,032,740
Belen Gasoline Tax Revenue Refunding & Improvement, 5.40% due 1/1/2011      NR/NR           585,000         608,458
Bernalillo County GO, 7.00% due 2/1/2006                                   Aa1/AA+          400,000         410,080
Bernalillo County GO, 7.00% due 2/1/2007                                   Aa1/AA+          410,000         436,875
Bernalillo County Gross Receipts, 5.10% due 10/1/2010                      Aa3/AA           525,000         566,186
Bernalillo   County  Gross  Receipts   Series  B,  5.00%  due  4/1/2021
(Insured: MBIA)                                                            Aaa/AAA        3,000,000       3,374,160
Bernalillo County Gross Receipts Tax Revenue, 5.50% due 10/1/2011          Aa3/AA           495,000         540,525
Bernalillo County Gross Receipts Tax Revenue, 5.25% due 10/1/2012          Aa3/AA         1,000,000       1,121,390
Bernalillo County Gross Receipts Tax Revenue, 5.75% due 10/1/2015          Aa3/AA         2,000,000       2,200,340
Bernalillo  County Multi Family Housing Revenue Series 1988,  4.60% due
11/1/2025 put 11/1/2006  (Sunchase  Apartments  Project;  Insured:  AXA
Reinsurance Co.)                                                           NR/AA-         2,300,000       2,312,006
Chaves County Gross Receipts Tax Revenue,  5.00% due 7/1/2017 (Insured:
FGIC)                                                                      Aaa/NR         1,000,000       1,076,850
Chaves County Gross Receipts Tax Revenue,  5.05% due 7/1/2019 (Insured:
FGIC)                                                                      Aaa/NR         1,030,000       1,111,514
Chaves County Gross Receipts Tax Revenue,  5.00% due 7/1/2021 (Insured;
FGIC)                                                                      Aaa/NR         1,410,000       1,500,959
Cibola  County  Gross  Receipts  Tax  Revenue,   5.875%  due  11/1/2008
(Insured: AMBAC)                                                           Aaa/AAA          495,000         541,104
Cibola  County  Gross   Receipts  Tax  Revenue,   6.00%  due  11/1/2010
(Insured: AMBAC)                                                           Aaa/AAA          555,000         631,229
Eastern New Mexico University  Revenues Refunding & Improvement,  4.95%
due 4/1/2006 (Insured: AMBAC)                                              Aaa/AAA          500,000         500,930
Farmington  Hospital  Revenue  Series A, 5.125% due 6/1/2018  (San Juan
Regional Medical Center Project)                                            A3/NR           570,000         606,508
Farmington  Hospital  Revenue  Series A, 5.125% due 6/1/2019  (San Juan
Regional Medical Center Project)                                            A3/NR           645,000         683,855
Farmington  Municipal  School District 5 Refunding,  5.00% due 9/1/2011
(Insured: FSA)                                                             Aaa/NR         1,000,000       1,058,350
Farmington  Pollution Control Revenue,  2.25% due 9/1/2024 put 7/1/2005
(LOC: Barclays Bank) (daily demand notes)                                  P1/A-1+        2,200,000       2,200,000
Farmington  Pollution  Control  Revenue  Refunding  Series A, 3.55% due
4/1/2029 put 4/1/2010 (Insured: FGIC)                                      Aaa/AAA        1,000,000       1,003,220
Farmington  Utility  Systems  Revenue  Refunding  Series  A,  5.00% due
5/15/2011 (Insured: FSA)                                                   Aaa/AAA        3,000,000       3,288,360
Farmington  Utility  Systems  Revenue  Refunding  Series  A,  5.00% due
5/15/2012 (Insured: FSA) (b)                                               Aaa/AAA        6,095,000       6,636,541
Grant  County  Hospital  Facility  Revenue,  5.50% due  8/1/2009  (Gila
Regional Medical Center Project; Insured: Radian)                           NR/AA         1,310,000       1,415,127
Grant  County  Hospital  Facility  Revenue,  5.50% due  8/1/2010  (Gila
Regional Medical Center Project; Insured: Radian)                           NR/AA         1,385,000       1,513,999
Las Cruces Gross Receipts Tax Revenue  Refunding &  Improvement,  5.00%
due 6/1/2009 (Insured: MBIA)                                               Aaa/NR         1,115,000       1,197,711
Las Cruces Joint  Utility  Refunding & Improvement  Revenue,  6.50% due
7/1/2007 (ETM)                                                              A1/NR           225,000         225,556
Las Cruces School District 2, 5.50% due 8/1/2010                           Aa3/NR         1,000,000       1,092,900
Las Cruces School District 2 Refunding, 4.00% due 8/1/2007                 Aa3/NR         2,600,000       2,664,714
New  Mexico  Educational   Assistance  Foundation  Revenue,  6.65%  due
3/1/2007                                                                   Aaa/NR           975,000         997,756
New  Mexico  Educational  Assistance  Foundation  Series A 3, 4.95% due
3/1/2009                                                                   Aaa/NR         2,000,000       2,106,780
New Mexico  Educational  Assistance  Student Loan Series 2-B, 5.75% due
12/1/2008                                                                   NR/NR            50,000          50,569
New Mexico Finance  Authority  Revenue Court  Facilities Fee, 5.00% due
6/15/2014 pre-refunded 6/15/2011 (Insured: MBIA)                           Aaa/AAA        1,295,000       1,418,608
New Mexico  Finance  Authority  Revenue  Court  Facilities  Fee Revenue
Series A, 5.50% due 6/15/2020 pre-refunded 6/15/2011 (Insured: MBIA)       Aaa/AAA        2,000,000       2,244,720
New  Mexico   Finance   Authority   Revenue   Federal   Highway   Grant
Anticipation Series A, 4.10% due 9/1/2005 (Insured: AMBAC)                 Aaa/AAA          425,000         426,096
New Mexico  Finance  Authority  Revenue  Refunding,  5.00% due 6/1/2014
(Public Project Revolving Fund B; Insured: MBIA)                           Aaa/AAA        2,660,000       2,930,549
New Mexico Finance  Authority  Revenue  Refunding,  5.00% due 6/15/2018
(Public Project Revolving Fund C; Insured: AMBAC)                          Aaa/NR         2,915,000       3,200,174
New Mexico  Finance  Authority  Revenue  Series A,  4.00% due  4/1/2010
(Cigarette Tax UNM Health Project; Insured: MBIA)                          Aaa/AAA        2,300,000       2,391,264
New Mexico  Finance  Authority  Revenue  Series B-1, 5.25% due 6/1/2015
(Public Project; Insured: AMBAC)                                           Aaa/AAA        1,000,000       1,125,140
New Mexico  Finance  Authority  Revenue  Series C,  5.15% due  6/1/2012
(Insured: MBIA)                                                            Aaa/AAA          255,000         274,020
New Mexico  Finance  Authority  Revenue  Series C,  5.25% due  6/1/2013
(Insured: MBIA)                                                            Aaa/AAA          130,000         140,172
New Mexico  Finance  Authority  Revenue  Series C,  5.35% due  6/1/2014
(Insured: MBIA)                                                            Aaa/AAA          130,000         140,609
New Mexico  Finance  Authority  Revenue  Series C,  5.45% due  6/1/2015
(Insured: MBIA)                                                            Aaa/AAA          145,000         156,925
New Mexico Finance  Authority  Revenue State Office Building Tax Series
A, 5.00% due 6/1/2012                                                      Aa1/AAA        1,725,000       1,881,958
New Mexico Finance  Authority  Revenue State Office Building Tax Series
A, 5.00% due 6/1/2013                                                      Aa1/AAA        1,325,000       1,446,012
New Mexico Finance  Authority  Revenue State Office Building Tax Series
A, 5.00% due 6/1/2014                                                      Aa1/AAA        1,875,000       2,037,825
New Mexico Finance Authority State  Transportation  Series A, 5.00% due
6/15/2014 (Insured: MBIA)                                                  Aaa/AAA        2,100,000       2,345,889
New Mexico Financial  Authority  Revenue  Refunding Series C, 5.00% due
6/15/2013 (Insured: AMBAC)                                                 Aaa/NR         2,280,000       2,517,895
New Mexico Financial  Authority  Revenue  Refunding Series C, 5.00% due
6/15/2015 (Insured: AMBAC)                                                 Aaa/NR         2,360,000       2,626,468
New Mexico  Highway  Commission  Revenue Senior  Subordinated  Lien Tax
Series A, 5.50% due 6/15/2013 pre-refunded 6/15/2011                       Aa2/AA+        2,000,000       2,235,520
New Mexico  Highway  Commission  Revenue Senior  Subordinated  Lien Tax
Series A, 5.50% due 6/15/2014                                              Aa2/AA+        2,000,000       2,232,540
New Mexico Highway Commission Tax Revenue, 5.125% due 6/15/2010            Aa2/AA+        4,355,000       4,613,034
New Mexico Highway  Commission Tax Senior  Subordinated Lien, 6.00% due
6/15/2011 pre-refunded 6/15/2009                                           Aa2/AA+        5,000,000       5,562,550
New Mexico Hospital  Equipment Loan,  5.20% due 12/1/2010  pre-refunded
12/1/2007 (Catholic Health Initiatives Project)                             NR/AA         1,140,000       1,214,203
New  Mexico  Hospital  Equipment  Loan  Series A,  5.75%  due  8/1/2016
(Presbyterian Healthcare Project)                                          Aa3/A+         5,205,000       5,745,331
New Mexico Housing  Authority  Region III Multi Family Housing  Revenue
Series A,  5.30% due  12/1/2022  (Senior El Paseo  Apartments  Project;
Insured: AMBAC)                                                            Aaa/AAA        1,160,000       1,214,810
New  Mexico  MFA  Forward   Mortgage   Series  C,  6.50%  due  7/1/2025
(Collateralized: FNMA/GNMA)                                                 NR/NR           315,000         319,338
New Mexico MFA General, 5.80% due 9/1/2019                                  NR/A+           775,000         814,300
New Mexico MFA SFMR, 5.70% due 9/1/2014 (Collateralized: FNMA/GNMA)        NR/AAA           135,000         138,299
New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized: FNMA/GNMA)        NR/AAA           365,000         374,129
New Mexico MFA SFMR, 0% due 9/1/2019 (GIC: Bayerisch Landesbank)           NR/AAA           455,000         351,442
New   Mexico   MFA  SFMR   Series   1992   A1,   6.90%   due   7/1/2008
(Collateralized: FNMA/GNMA)                                                NR/AAA           120,000         121,463
New Mexico  MFA SFMR  Series A3,  6.15% due  9/1/2017  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           130,000         130,516
New Mexico  MFA SFMR  Series B2,  5.80% due  1/1/2009  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA            40,000          40,322
New Mexico  MFA SFMR  Series B2,  5.80% due  7/1/2009  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA            25,000          25,223
New Mexico  MFA SFMR  Series B3,  5.80% due  9/1/2016  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           350,000         372,480
New Mexico MFA SFMR Series C2, 6.05% due 9/1/2021 (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           535,000         562,809
New Mexico MFA SFMR  Series D2,  5.875% due  9/1/2021  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           790,000         810,880
New  Mexico  MFA SFMR  Series H,  5.45% due  1/1/2006  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           170,000         171,707
New  Mexico  MFA SFMR  Series H,  5.45% due  7/1/2006  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           175,000         178,372
New Mexico MFA Single Family Series E2, 5.875% due 9/1/2020                NR/AAA           420,000         451,651
New Mexico Mortgage  Finance Multi Family Refunding Series B, 5.00% due
7/1/2031   put   7/1/2011   (Sombra   Del   Oso   Apartments   Project;
Collateralized: FNMA)                                                      Aaa/NR         1,000,000       1,050,450
New Mexico Mortgage  Finance Multi Family Refunding Series C, 5.00% due
7/1/2031 put 7/1/2011 (Riverwalk  Apartments  Project;  Collateralized:
FNMA)                                                                      Aaa/NR         1,910,000       2,006,360
New Mexico Mortgage  Finance Multi Family Refunding Series D, 5.00% due
7/1/2031   put   7/1/2011   (Tierra   Pointe  I   Apartments   Project;
Collateralized: FNMA)                                                      Aaa/NR         2,785,000       2,925,503
New Mexico  Mortgage  Finance Multi Family Series A, 6.05% due 7/1/2028
(Sandpiper Apartments Project; Insured: FHA)                               NR/AAA         2,335,000       2,537,118
New Mexico State, 4.00% due 9/1/2005                                       Aa1/AA+        3,000,000       3,007,140
New Mexico  State  Highway  Commission  Revenue  Infrastructure  Senior
Subordinated Lien C, 5.00% due 6/15/2012                                   Aa2/AA+        1,000,000       1,095,730
New Mexico State Highway  Commission  Tax Revenue  Senior  Subordinated
Lien, 5.75% due 6/15/2009                                                  Aa2/AA+        1,095,000       1,208,519
New Mexico State Highway  Commission  Tax Series A, 5.00% due 6/15/2010
(ETM)                                                                      Aa2/AA+          255,000         277,644
New Mexico State Highway Commission Tax Series A, 5.00% due 6/15/2010      Aa2/AA+          245,000         266,041
New Mexico  State  Hospital  Equipment  Loan Council  Hospital  Revenue
Series A, 4.80% due 8/1/2010 (Presbyterian Healthcare Project)             Aa3/A+           500,000         529,145
New Mexico State Severance Tax, 5.00% due 7/1/2005                         Aa2/AA         2,650,000       2,650,186
New Mexico State Severance Tax, 5.00% due 7/1/2007                         Aa2/AA         1,475,000       1,538,941
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2007      Aa2/AA         1,645,000       1,716,311
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2008      Aa2/AA           675,000         704,801
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2009      Aa2/AA         2,500,000       2,688,250
New Mexico State Supplemental Severance Series A, 5.00% due 7/1/2011       Aa3/A+         1,000,000       1,039,980
New Mexico State  University  Revenues  Refunding & Improvement,  4.00%
due 4/1/2006 (Insured: FSA)                                                Aaa/AAA        1,260,000       1,272,550
New Mexico State  University  Revenues  Refunding & Improvement,  5.00%
due 4/1/2013 (Insured: FSA)                                                Aaa/AAA        1,000,000       1,107,110
New Mexico Supplemental Severance Series A, 5.00% due 7/1/2008             Aa3/A+         5,000,000       5,201,900
Otero County Refunding, 4.00% due 8/1/2005 (Insured: MBIA)                 Aaa/NR           570,000         570,638
Puerto Rico Public Buildings  Authority  Revenue  Refunding  Government
Facilities Series F, 5.25% due 7/1/2019 (Insured: XLCA)                    Aaa/AAA        1,000,000       1,152,800
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2014 (Insured: FGIC)          Aaa/AAA          955,000       1,058,742
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2016 (Insured: FGIC)          Aaa/AAA          555,000         613,464
Rio Rancho Gross Receipts Tax, 5.00% due 6/1/2017 (Insured: FGIC) (a)      Aaa/AAA        1,110,000       1,223,054
Rio Rancho Water & Wastewater  System,  6.50% due  5/15/2006  (Insured:
FSA)                                                                       Aaa/AAA        1,000,000       1,032,730
Rio Rancho Water & Wastewater  System,  5.25% due  5/15/2007  (Insured:
AMBAC)                                                                     NR/AAA         1,695,000       1,771,868
Ruidoso Municipal School District 3, 6.35% due 8/1/2006 (Insured: FSA)     Aaa/AAA          250,000         259,648
San  Juan  County  Gasoline   Tax/Motor  Vehicle  Revenue  Refunding  &
Improvement, 5.25% due 5/15/2014                                            A1/NR           400,000         441,320
San  Juan  County  Gasoline   Tax/Motor  Vehicle  Revenue  Refunding  &
Improvement, 5.25% due 5/15/2022                                            A1/NR         1,725,000       1,855,772
San Juan County Gross Receipts, 5.30% due 9/15/2009                         A1/NR           500,000         525,100
San  Juan  County  Gross  Receipts   Refunding,   5.00%  due  6/15/2014
(Insured: MBIA) (a)                                                        Aaa/AAA        1,225,000       1,355,512
San  Juan  County  Gross  Receipts   Refunding,   5.00%  due  6/15/2017
(Insured: MBIA) (a)                                                        Aaa/AAA        1,370,000       1,506,411
San Juan County Gross  Receipts Tax Revenue  Senior Series B, 5.50% due
9/15/2016 (Insured: AMBAC)                                                 Aaa/AAA        1,180,000       1,325,034
San Juan  County  Gross  Receipts  Tax Revenue  Subordinated  Series A,
5.75% due 9/15/2021 (Insured: AMBAC)                                       Aaa/AAA        1,000,000       1,131,390
Sandoval County Incentive Payment, 4.25% due 12/1/2006                    NR/SP-1+        2,600,000       2,647,554
Sandoval  County  Landfill  Revenue,  5.70% due 7/15/2013  pre-refunded
7/15/2005                                                                   NR/NR           400,000         406,284
Sandoval County  Landfill  Revenue  Refunding & Improvement,  5.50% due
8/15/2015                                                                  Baa2/NR        1,420,000       1,512,982
Sandoval County  Landfill  Revenue  Refunding & Improvement,  5.75% due
8/15/2018                                                                  Baa2/NR        1,335,000       1,431,814
Sandoval County Revenue  Refunding  Series B, 5.75% due 2/1/2010 (Intel
Project)                                                                    NR/NR           840,000         858,900
Santa Fe County, 5.00% due 7/1/2007 (Insured: MBIA)                        Aaa/NR           640,000         654,080
Santa Fe County, 5.00% due 7/1/2008 (Insured: MBIA)                        Aaa/NR           785,000         802,270
Santa Fe County,  7.25% due 7/1/2029 (Rancho Viejo Improvement District
Project)                                                                    NR/NR         1,845,000       1,966,161
Santa Fe  County  Correctional  Systems  Revenue,  5.20%  due  2/1/2012
(Insured: FSA)                                                             Aaa/AAA          515,000         570,393
Santa Fe  County  Correctional  Systems  Revenue,  5.00%  due  2/1/2018
(Insured: FSA)                                                             Aaa/AAA        1,000,000       1,111,720
Santa Fe County  Revenue  Series  1990,  9.00% due  1/1/2008  (Office &
Training Facilities Project) (ETM)                                         Aaa/NR           626,000         717,383
Santa Fe County  Revenue  Series A, 5.50% due  5/15/2015  (El  Castillo
Retirement Project)                                                        NR/BBB-        1,250,000       1,279,975
Santa Fe County  Revenue  Series A, 5.80% due  5/15/2018  (El  Castillo
Retirement Project)                                                        NR/BBB-        1,835,000       1,835,954
Santa Fe  Educational  Facilities  Revenue,  5.00%  due  3/1/2007  (St.
John's College Project)                                                    NR/BBB-          200,000         204,200
Santa Fe  Educational  Facilities  Revenue,  5.10%  due  3/1/2008  (St.
John's College Project)                                                    NR/BBB-          210,000         216,749
Santa Fe  Educational  Facilities  Revenue,  5.40%  due  3/1/2017  (St.
John's College Project)                                                    NR/BBB-        1,215,000       1,233,468
Santa Fe SFMR, 5.25% due 11/1/2005 (Collateralized: FNMA/GNMA)             Aaa/NR            20,000          20,133
Santa Fe SFMR, 6.00% due 11/1/2010 (Collateralized: FNMA/GNMA)             Aaa/NR            85,000          88,050
Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA)             Aaa/NR           140,000         143,468
Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA)             Aaa/NR           140,000         141,037
Santa Fe Solid Waste  Management  Agency  Facility  Revenue,  6.00% due
6/1/2006                                                                    NR/NR           775,000         795,305
Santa Fe Solid Waste  Management  Agency  Facility  Revenue,  6.10% due
6/1/2007                                                                    NR/NR           875,000         921,060
Santa Fe  Utility  Revenue  Refunding  Series  A,  5.35%  due  6/1/2011
(Insured: AMBAC)                                                           Aaa/AAA        1,230,000       1,270,836
Taos County Gross  Receipts  County  Education  Improvement,  4.75% due
10/1/2012                                                                  Baa1/NR        1,500,000       1,530,330
Taos  Municipal  School  District  1  Refunding,   5.00%  due  9/1/2008
(Insured: FSA)                                                             Aaa/NR           450,000         479,147
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2010 (Insured: FSA)                                                    Aaa/AAA          500,000         536,595
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
7/1/2010 (Insured: FSA & FHA)                                              Aaa/AAA        1,855,000       2,001,990
University of New Mexico  Hospital  Mortgage  Revenue Bonds,  5.00% due
1/1/2012 (Insured: FSA)                                                    Aaa/AAA          500,000         544,190
University of New Mexico  Hospital  Revenue  Bonds,  5.00% due 1/1/2016
(Insured: FSA)                                                             Aaa/AAA        2,920,000       3,178,070
University of New Mexico Revenue Hospital Mortgage,  5.00% due 1/1/2019
(Insured: FSA) (b)                                                         Aaa/AAA        3,000,000       3,224,940
University of New Mexico Revenue  Refunding & Improvement  Subordinated
Lien Systems Series A, 5.25% due 6/1/2017                                  Aa3/AA         1,730,000       1,907,861
University of New Mexico Revenue  Refunding & Improvement  Subordinated
Lien Systems Series A, 5.25% due 6/1/2021                                  Aa3/AA         1,000,000       1,091,920
University of New Mexico Revenue  Refunding  Subordinated  Lien,  5.25%
due 6/1/2016                                                               Aa3/AA           645,000         712,145
University of New Mexico Revenue  Refunding  Subordinated Lien A, 5.25%
due 6/1/2018                                                               Aa3/AA         1,825,000       2,012,628
University of New Mexico Revenue  Refunding  Subordinated  Lien Systems
Series A, 5.25% due 6/1/2015                                               Aa3/AA         1,195,000       1,334,146
University of New Mexico Revenue  Refunding  Subordinated  Lien Systems
Series A, 5.25% due 6/1/2018                                               Aa3/AA         1,200,000       1,330,116
University of New Mexico Revenue Series A, 5.25% due 6/1/2013              Aa3/AA           665,000         738,928
University of New Mexico Revenue Series A, 5.25% due 6/1/2014              Aa3/AA           335,000         372,242
University of New Mexico Revenue Series A, 6.00% due 6/1/2021              Aa3/AA           610,000         735,593
Ventana  West  Public  Improvement  District  Special  Tax,  6.625% due
8/1/2023                                                                    NR/NR         2,000,000       2,051,960
Villa  Hermosa  Multi  Family  Housing  Revenue,  5.85% due  11/20/2016
(Collateralized: GNMA)                                                     NR/AAA         1,105,000       1,149,565


TOTAL INVESTMENTS --96.45%(Cost $ 214,536,255)                                                      $   222,868,475
                                                                                                  -----------------


    OTHER ASSETS LESS LIABILITIES -- 3.55%                                                                8,193,462


    NET ASSETS -- 100.00%                                                                           $   231,061,937
                                                                                                  =================

Footnote Legend
+ Credit ratings are unaudited.  Rating Changes may have occurred prior to or subsequent to the reporting period end.
(a) When issued security.
(b) Segregated as collateral for a when issued security.




Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternate Minimum Tax
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
MBIA       Insured by Municipal Bond Investors Assurance






SCHEDULE OF INVESTMENTS

Thornburg Florida Intermediate Municipal Fund                                                 June 30, 2005


CUSIPS: CLASS A - 885-215-707
NASDAQ SYMBOLS: CLASS A - THFLX



                                                                        Credit Rating+   Principal
Issuer-Description                                                       Moody's/S&P      Amount              Value
------------------                                                      --------------   ---------            -----

Broward  County Multi Family  Housing,  5.40% due  10/1/2011  (Pembroke
Park Apts Project; Guaranty: Florida Housing Finance Corp.)                 NR/NR      $    730,000  $      760,762
Broward  County  Resource  Recovery  Revenue   Refunding,   5.375%  due
12/1/2009 (Wheelabrator South Project)                                      A3/AA         1,240,000       1,334,736
Capital  Projects  Finance   Authority   Student  Housing,   5.50%  due
10/1/2012 (Capital Projects Student Housing; Insured: MBIA)                Aaa/AAA          820,000         909,241
Capital Trust Agency Multi Family  Housing  Revenue Series A, 5.15% due
11/1/2030 put 11/1/2010 (Shadow Run Project; Collateralized: FNMA)         Aaa/NR         1,000,000       1,062,760
Collier  County  Housing  Finance  Authority  Multi Family Revenue A-1,
4.90%  due   2/15/2032   put   2/15/2012   (Goodlette   Arms   Project;
Collateralized: FNMA)                                                      Aaa/NR           800,000         823,848
Cooper City Utility Systems Capital  Appreciation  Refunding  Series A,
0% due 10/1/2013 (Insured: AMBAC)                                          Aaa/AAA        3,000,000       1,788,060
Crossings at Fleming Island Community  Development  Refunding Series A,
5.60% due 5/1/2012 (Insured: MBIA)                                         Aaa/AAA          350,000         391,464
Crossings at Fleming Island Community  Development  Refunding Series B,
5.45% due 5/1/2010 (Insured: MBIA)                                         Aaa/AAA          714,000         764,765
Dade County  Seaport  Revenue  Refunding  Series E, 8.00% due 10/1/2008
(Insured: MBIA)                                                            Aaa/AAA          655,000         756,610
Deltona Utility Systems Revenue, 5.25% due 10/1/2015 (Insured: MBIA)       Aaa/AAA        1,185,000       1,327,958
Duval County HFA Multi Family Housing  Revenue  Series 1996,  5.35% due
9/1/2006 (St. Augustine Apartments Project)                                 NR/A+           385,000         391,953
Duval  County  Multi  Family  Housing  Revenue  Refunding,   5.90%  due
9/1/2016 (St. Augustine Apartments Project)                                 NR/A+           700,000         719,404
Enterprise  Community   Development  District  Florida  Water  &  Sewer
Revenue, 6.125% due 5/1/2024 (Insured: MBIA)                               Aaa/AAA          230,000         230,639
Escambia  County Health  Facilities  Revenue Baptist  Hospital  Baptist
Manor, 5.125% due 10/1/2014                                                A3/BBB+        1,000,000       1,040,550
Escambia County Health Facility  Revenue,  5.95% due 7/1/2020  (Florida
Health Care Facility Loan Project; Insured: AMBAC)                         Aaa/NR           115,000         116,009
First Florida Govt.  Financing  Commission  Revenue Refunding Series B,
5.50% due 7/1/2016 (Insured: AMBAC)                                        Aaa/NR           300,000         348,444
Florida Board of Education Capital Outlay, 9.125% due 6/1/2014 (ETM)       Aaa/AAA          155,000         205,102
Florida Board of Education Capital Outlay, 9.125% due 6/1/2014             Aa1/AAA          905,000       1,198,374
Florida Board of Education  Capital Outlay Public  Education  Series C,
5.50% due 6/1/2013 (Insured: FGIC)                                         Aaa/AAA        1,000,000       1,130,870
Florida Finance Corp.  Revenue  Homeowner  Mortgage Series 1, 4.80% due
1/1/2016                                                                   Aa2/AA           540,000         558,290
Florida  Housing  Finance  Agency,  4.00% due  12/1/2007  (Multi Family
Guaranteed Mortgage; LOC: Wachovia Bank)                                    NR/NR         1,000,000       1,004,890
Florida Housing Finance Corp.  Revenue Housing D 1, 5.10% due 10/1/2011
(Augustine Club Apartments Project; Insured: MBIA)                         Aaa/NR           200,000         208,432
Florida Housing  Finance Corp.  Revenue Housing D 1, 5.40% due 4/1/2014
(Augustine Club Apartments Project; Insured: MBIA)                         Aaa/NR           415,000         433,633
Florida State Board of Education Series C, 6.00% due 5/1/2007 (ETM)         NR/NR           300,000         300,744
Florida  State  Board  of  Education   Series  D,  6.20%  due  5/1/2007
(Insured: MBIA) (ETM)                                                      Aaa/AAA          220,000         220,583
Florida State Department of Environmental  Protection Revenue Series A,
5.00% due 7/1/2017 (Florida Forever Project; Insured: FGIC)                Aaa/AAA        1,000,000       1,098,980
Grand Haven Community  Development  District Florida Special Assessment
Series A, 6.90% due 5/1/2019                                                NR/NR           275,000         277,494
Gulf  Breeze  Florida  Revenue  Local  Government  Series E,  4.00% due
12/1/2020 put 12/1/2007 (Insured: FGIC)                                    Aaa/AAA        1,000,000       1,014,130
Gulf Breeze Revenue, 4.50% due 12/1/2015 put 12/1/2007 (Insured: FGIC)     Aaa/AAA          250,000         256,823
Gulf Breeze Revenue, 4.70% due 12/1/2015 put 12/1/2010 (Insured: FGIC)     Aaa/AAA          375,000         394,789
Hillsborough  County  Aviation  Authority  Revenue Tampa  International
Airport Series A, 5.25% due 10/1/2009 (Insured: MBIA)                      Aaa/AAA        1,000,000       1,077,550
Hillsborough  County  Industrial  Development   Authority,   5.10%  due
10/1/2013 (Tampa Electric Co. Project)                                    Baa2/BBB-       1,000,000       1,059,170
Jacksonville  Electric St. John's River Park Systems Revenue  Refunding
Issue-2 17th Series, 5.25% due 10/1/2012                                   Aa2/AA-        1,000,000       1,106,810
Jacksonville  Health Facilities  Authority Hospital Revenue,  5.75% due
8/15/2014 pre-refunded 8/15/2011                                           Aa2/NR         1,000,000       1,110,230
Lee County COP,  4.90% due 10/1/2006  (Master Lease  Project;  Insured:
AMBAC)                                                                     Aaa/AAA          500,000         502,775
Miami  Dade  County  School  Board  Series B,  5.00% due  5/1/2031  put
5/1/2011 (Insured: MBIA)                                                   Aaa/AAA        1,000,000       1,080,540
Miami  Dade  County  Special  Housing  Revenue  Refunding,   5.80%  due
10/1/2012 (HUD Section 8)                                                  Baa3/NR          960,000         930,662
Miami Dade County Special  Obligation  Capital Asset Acquisition Series
A-2, 5.00% due 4/1/2011 (Insured: AMBAC)                                   Aaa/AAA          825,000         903,557
Miami Refunding, 5.375% due 9/1/2015 (Insured: MBIA)                       Aaa/AAA        1,000,000       1,116,590
North Miami Health Facilities  Authority  Revenue,  6.00% due 8/15/2024
(Catholic  Health  Services  Obligation  Group Project;  LOC:  Suntrust
Bank)                                                                      Aa3/NR           300,000         312,732
Okeechobee  County Florida Solid Waste Revenue,  4.20% due 7/1/2039 put
7/1/2009 (Waste Management Landfill A Project)                             NR/A-2         1,000,000       1,011,760
Orange County Health Facilities Authority Revenue Refunding,  6.25% due
11/15/2008 (Adventist Health Systems Project; Insured: AMBAC)              Aaa/AAA        1,000,000       1,032,590
Orange County Health  Facilities  Authority Revenue  Refunding,  5.125%
due 6/1/2014 (Mayflower Retirement Project; Insured: Radian)                NR/AA         1,000,000       1,053,550
Orange County Health  Facilities  Authority Revenue  Refunding,  6.375%
due 11/15/2020 (Adventist Health Systems Project)                           A2/A          1,000,000       1,112,130
Orange County Health Facilities  Authority Revenue  Unrefunded  Balance
Series A,  6.25% due  10/1/2013  (Orlando  Regional  Hospital  Project;
Insured: MBIA)                                                             Aaa/AAA          440,000         523,103
Orange County Health Facilities  Authority Revenue  Unrefunded  Balance
Series A, 6.25% due 10/1/2016 (Insured: MBIA)                              Aaa/AAA          300,000         364,173
Orange  County   Housing   Finance   Authority,   6.10%  due  10/1/2005
(Collateralized: FNMA/GNMA)                                                NR/AAA            20,000          20,127
Orange  County  Housing  Finance  Authority  Multi  Family,  5.50%  due
7/1/2010 (Insured: MBIA)                                                   Aaa/NR           425,000         448,324
Orange County  School Board COP Series A, 5.50% due 8/1/2017  (Insured:
MBIA)                                                                      Aaa/AAA          735,000         821,634
Orange  County  Solid  Waste  Facility  Revenue  Refunding,  5.00%  due
10/1/2011 (Insured: MBIA)                                                  Aaa/AAA          500,000         544,400
Orlando  &  Orange  County  Expressway  Revenue,   8.25%  due  7/1/2014
(Insured: FGIC)                                                            Aaa/AAA          500,000         682,610
Palm Beach County  Industrial  Development  Revenue Series 1996,  6.10%
due 12/1/2007 pre-refunded 12/1/2006  (Lourdes-Noreen  McKeen-Geriatric
Care Project; LOC: Allied Irish Bank)                                       NR/A            515,000         548,975
Palm Beach County  Industrial  Development  Revenue Series 1996,  6.20%
due 12/1/2008 pre-refunded 12/1/2006  (Lourdes-Noreen  McKeen-Geriatric
Care Project; LOC: Allied Irish Bank)                                       NR/A            270,000         288,185
Palm  Beach  County  School  Board  COP  Series D,  5.00% due  8/1/2012
(Insured: FSA)                                                             Aaa/AAA          400,000         440,864
Palm Beach County  Solid Waste  Revenue  Refunding  Series A, 6.00% due
10/1/2010 put 7/1/2010 (Insured: AMBAC)                                    Aaa/AAA        1,000,000       1,127,510
Pasco County Housing  Finance  Authority  MFHR,  5.50% due 6/1/2027 put
6/1/2008 (Cypress Trail Apartments Project; Guaranty: Axa Reinsurance)     NR/AA-         1,020,000       1,038,217
Pensacola Airport Revenue, 6.25% due 10/1/2005 (Insured: MBIA)             Aaa/AAA          690,000         695,920
Pensacola  Airport  Revenue  Series B,  5.40% due  10/1/2007  (Insured:
MBIA)                                                                      Aaa/AAA          405,000         417,438
Pinellas  County  Educational  Facility  Authority  Revenue,  8.00% due
2/1/2011 pre-refunded 2/1/2006 (Clearwater Christian College Project)       NR/NR           515,000         539,473
Port Everglades  Authority Port Improvement Revenue Refunding Series A,
5.00% due 9/1/2016 (Insured: FSA)                                          Aaa/AAA        2,000,000       2,004,760
Sarasota  County  Public  Hospital  Series A,  2.38% due  7/1/2037  put
7/1/2005 (Sarosota Memorial Hospital Project) (daily demand notes)        VMIG1/NR          730,000         730,000
St Johns County  Florida  Industrial  Development  Authority  Series A,
5.50% due 8/1/2014 (Presbyterian Retirement Project)                        NR/NR         1,000,000       1,099,460
Tampa Revenue, 5.50% due 11/15/2013 (Insured: MBIA)                        Aaa/AAA        1,050,000       1,195,373
Tohopekaliga  Water  Authority  Utility  Series A, 5.25% due  10/1/2016
(Insured: FSA)                                                              NA/NA         1,345,000       1,500,119
USF  Financing  Corp.  Certificates  Partnership  Master Lease  Program
Series A, 5.00% due 7/1/2018 (Insured: AMBAC)                              Aaa/AAA        1,000,000       1,098,210


TOTAL INVESTMENTS --97.02%(Cost $ 48,982,664)                                                       $    50,609,858
                                                                                                  -----------------


    OTHER ASSETS LESS LIABILITIES -- 2.98%                                                                1,553,725


    NET ASSETS -- 100.00%                                                                           $    52,163,583
                                                                                                  =================

Footnote Legend
+ Credit ratings are unaudited. Rating Changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC      Insured by American Municipal Bond Assurance Corp.
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
MBIA       Insured by Municipal Bond Investors Assurance
RADIAN     Insured by Radian Asset Assurance






SCHEDULE OF INVESTMENTS

Thornburg New York Intermediate Municipal Fund                                               June 30, 2005


CUSIPS: CLASS A - 885-215-665
NASDAQ SYMBOLS: CLASS A - THNYX



                                                                        Credit Rating+   Principal
Issuer-Description                                                        Moody's/S&P      Amount             Value
------------------                                                      --------------   ---------            -----

Amherst  Industrial  Development  Agency Civic Facility Revenue,  5.75%
due 4/1/2015 (Insured: ACA)                                                 NR/A       $    465,000  $      507,817
Bethlehem  Central  School  District GO, 7.10% due 11/1/2006  (Insured:
AMBAC)                                                                     Aaa/AAA          700,000         739,487
Brookhaven Industrial Development Agency Revenue,  4.375% due 11/1/2031
put 11/1/2006 (Methodist  Retirement Community Project;  LOC: Northfork
Bank)                                                                       A1/A-         1,075,000       1,089,684
Canastota Central School District GO, 7.10% due 6/15/2007 (ETM)             A2/NR           215,000         233,189
Canastota Central School District GO, 7.10% due 6/15/2008 (ETM)             A2/NR           205,000         229,994
Hempstead  Industrial  Development  Agency Resource  Recovery  Revenue,
5.00% due 12/1/2010 put 6/1/2010 (American Ref-Fuel Project)               Ba1/BBB        1,000,000       1,047,860
Long Island Power Authority  Electric Systems Revenue General Series A,
6.00% due 12/1/2007 (Insured: AMBAC)                                       Aaa/AAA          785,000         843,216
Long Island Power Authority General Series B, 5.00% due 12/1/2006           A3/A-         1,000,000       1,030,710
Monroe  County  Industrial   Development  Agency  Revenue,   6.45%  due
2/1/2014 (Civic Facility - DePaul Community Facility Project;  Insured:
Sonyma)                                                                    Aa1/NR           880,000         891,458
Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009         Aaa/AAA          530,000         601,916
New York City  Industrial  Development  Agency Civic  Facility  Revenue
Refunding, 6.00% due 8/1/2006 (YMCA Greater New York Project)              Baa1/NR          580,000         598,583
New York City  Municipal  Water Finance  Authority  Series B, 5.75% due
6/15/2013 (ETM)                                                            Aaa/AAA        1,000,000       1,069,660
New York City Municipal  Water Finance  Authority Water & Sewer Systems
Revenue  Series B, 5.75% due  6/15/2026  Crossover  refunded  6/15/2006
(Insured: MBIA)                                                            Aaa/AAA        1,000,000       1,038,920
New York City  Transitional  Refunding  Future Tax Secured C, 5.25% due
8/1/2016 (Insured: AMBAC)                                                  Aaa/AAA        1,365,000       1,513,730
New York City Trust  Cultural  Resources  Revenue,  5.75% due  7/1/2014
(Museum of American Folk Art Project; Insured: ACA)                         NR/A            920,000       1,004,263
New  York  Dormitory  Authority  Lease  Revenue  Series  A,  5.25%  due
8/15/2013 (Insured: FSA)                                                   Aaa/AAA        1,000,000       1,100,720
New York  Dormitory  Authority  Revenue,  5.25% due 7/1/2010  (Insured:
Radian)                                                                     NR/AA           350,000         381,745
New York  Dormitory  Authority  Revenue,  5.25% due 7/1/2011  (Insured:
Radian)                                                                     NR/AA           370,000         407,096
New York  Dormitory  Authority  Revenue  AIDS  Long  Term  Health  Care
Facility, 5.00% due 11/1/2012                                              Aa1/NR         1,500,000       1,604,970
New York  Dormitory  Authority  Revenue  Capital  Appreciation,  0% due
7/1/2005 (Insured: FSA)                                                    Aaa/AAA          110,000         109,992
New York Dormitory  Authority  Revenue Mental Health  Services A, 5.50%
due 2/15/2019 pre-refunded 8/15/2011 (Insured: MBIA)                       Aaa/AAA        1,085,000       1,228,567
New York Dormitory  Authority Revenue Mental Health Services Facilities
Improvement A, 5.00% due 2/15/2015 (Insured: AMBAC)                        Aaa/AAA        1,900,000       2,110,596
New York  Dormitory  Authority  Revenue  Refunding,  6.10% due 7/1/2019
(Ryan Clinton Community Health Center Project; Insured: Sonyma)            Aa1/NR         1,000,000       1,106,750
New York Dormitory  Authority Revenue Unrefunded Mental Health Services
A, 5.50% due 2/15/2019 (Insured: MBIA)                                     Aaa/AAA           30,000          33,333
New York Dormitory  Authority  School  District Bond Financing  Program
Series A, 5.50% due 7/1/2009 (State Aid Withholding)                        NR/A+           575,000         625,669
New York  Environmental  Facilities  Corp.  PCR  Water  Revolving  Fund
Series E, 6.875% due 6/15/2014                                             Aaa/AAA          400,000         404,384
New York  Housing  Finance  Service  Series  A,  6.375%  due  9/15/2015
pre-refunded 9/15/2007                                                     A2/AAA           665,000         716,318
New York Medical Care  Facilities  Finance Agency  Revenue,  6.125% due
2/15/2014 (Insured: FHA)                                                   Aa2/AA            10,000          10,127
New York Mortgage Agency Revenue, 5.85% due 10/1/2017                      Aaa/NR           665,000         696,814
New York Refunding Series A, 5.50% due 8/1/2014 (Insured: FSA)             Aaa/AAA        1,000,000       1,136,520
New York Refunding Series H, 5.00% due 8/1/2018                             A1/A+         1,000,000       1,077,890
New York Series F, 5.50% due 8/1/2006 (ETM)                                Aaa/AAA            5,000           5,158
New York Series G, 6.75% due 2/1/2009 (Insured: MBIA)                      Aaa/AAA        1,000,000       1,126,820
New York State Dormitory  Authority  Revenue Personal Income Tax, 5.50%
due 3/15/2012                                                               A1/AA         1,000,000       1,123,560
New  York  State  Dormitory  Authority  Revenue  Refunding,  5.00%  due
2/15/2010 (Wyckoff Heights Project; Insured: AMBAC)                        Aaa/AAA        1,000,000       1,062,520
New York State GO, 9.875% due 11/15/2005                                    A1/AA           500,000         512,880
New York State Housing Finance Service  Contract Series A 2003,  6.375%
due 9/15/2015 pre-refunded 9/15/2005                                       A2/AA-            80,000          82,236
New York State Mortgage Agency Revenue Series 70, 5.375% due 10/1/2017     Aa1/NR           300,000         313,620
New York State Thruway  Authority  General  Revenue Series F, 5.00% due
1/1/2018 (Insured: AMBAC)                                                  Aaa/AAA        2,000,000       2,196,620
New York State Thruway  Authority  Service Contract Revenue  Refunding,
5.50% due 4/1/2013 (Local Highway & Bridge Project; Insured: XLCA)         Aaa/AAA        1,000,000       1,118,340
New York State Urban Development Corp. Revenue Refunding  Facilities A,
6.50% due 1/1/2011 (Correctional Capital Project; Insured: FSA)            Aaa/AAA        1,000,000       1,163,100
New York Urban Development Corp.  Correctional  Facilities  Revenue, 0%
due 1/1/2008                                                               A2/AA-         2,000,000       1,844,060
Newark Wayne Community  Hospital Revenue Series B, 5.875% due 1/15/2033
(Insured: AMBAC)                                                           Aaa/AAA        1,505,000       1,508,627
Oneida  County  Industrial   Development  Agency  Revenue,   6.00%  due
1/1/2010 (Insured: Radian)                                                  NR/AA           375,000         416,216
Oneida  County  Industrial   Development  Agency  Revenue,   6.10%  due
6/1/2020  (Civic  Facility  Presbyterian  Home Project;  LOC: HSBC Bank
USA)                                                                       Aa2/NR           450,000         493,605
Port  Chester  Industrial  Development  Agency  Refunding,   4.75%  due
7/1/2031 put 7/1/2011  (American  Foundation  Project;  Collateralized:
FNMA)                                                                      NR/AAA           750,000         796,395
Puerto Rico Electric Power Authority Power Revenue  Refunding Series J,
5.375% due 7/1/2017 (Insured: XLCA)                                        Aaa/AAA          560,000         650,250
Puerto  Rico  Public  Bldgs  Authority  Revenue  Guaranteed   Refunding
Government  Facilities  Series  K,  4.00%  due  7/1/2026  put  7/1/2007
(Insured: MBIA)                                                            Aaa/AAA        1,000,000       1,021,510
Tobacco  Settlement  Financing  Corp.  New York  Revenue  Asset  Backed
Series A-1C, 5.00% due 6/1/2012 (Secured: State Contingency Contract)      A2/AA-           850,000         866,685
Utica Industrial  Development Agency Civic Facility Revenue,  5.25% due
7/15/2016 (Munson Williams Proctor Institute Project)                       A1/NR           210,000         232,067
Valley  Central  School  District   Montgomery,   7.15%  due  6/15/2007
(Insured: AMBAC)                                                           Aaa/AAA          625,000         675,925


TOTAL INVESTMENTS --98.94%(Cost $ 40,774,462)                                                       $    42,402,172
                                                                                                  -----------------


    OTHER ASSETS LESS LIABILITIES -- 1.06%                                                                  453,512


    NET ASSETS -- 100.00%                                                                           $    42,855,684
                                                                                                  =================

Footnote Legend
+ Credit ratings are unaudited. Rating Changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
MBIA       Insured by Municipal Bond Investors Assurance
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
XLCA       Insured by XL Capital Assurance






SCHEDULE OF INVESTMENTS

Thornburg Limited Term U.S. Government Fund                                                  June 30, 2005


CUSIPS: Class A - 885-215-103, CLASS B - 885-215-848, CLASS C - 885-215-830, CLASS I - 885-215-699, CLASS R-I -
885-215-491
NASDAQ SYMBOLS: CLASS A - LTUSX, CLASS B - LTUBX, CLASS C - LTUCX, CLASS I - LTUIX, CLASS R-I - LTURX



                                                                                           Principal          Value
Security Name                                                                                Amount
----------------                                                                         ----------           -----

    U.S. TREASURY SECURITIES -- 48.08%
        United States Treasury Notes, 6.50% due 8/15/2005                              $  4,500,000  $    4,518,633
        United States Treasury Notes, 5.75% due 11/15/2005                                7,000,000       7,062,344
        United States Treasury Notes, 5.625% due 2/15/2006                                3,000,000       3,041,484
        United States Treasury Notes, 4.625% due 5/15/2006                                5,500,000       5,551,992
        United States Treasury Notes, 7.00% due 7/15/2006                                 2,000,000       2,069,531
        United States Treasury Notes, 2.375% due 8/15/2006                                2,890,000       2,852,520
        United States Treasury Notes, 4.375% due 5/15/2007                                9,000,000       9,118,828
        United States Treasury Notes, 6.125% due 8/15/2007                                4,000,000       4,200,938
        United States Treasury Notes, 2.625% due 5/15/2008                               10,000,000       9,717,188
        United States Treasury Notes, 5.50% due 5/15/2009                                10,000,000      10,660,938
        United States Treasury Notes, 6.50% due 2/15/2010                                15,000,000      16,743,750
        United States Treasury Notes, 5.75% due 8/15/2010                                 6,000,000       6,559,687
        United States Treasury Notes, 3.625% due 5/15/2013                               15,000,000      14,812,500
                                                                                                  -----------------

    TOTAL U.S. TREASURY SECURITIES (Cost $98,504,193)                                                    96,910,333
                                                                                                  -----------------

    U.S. GOVERNMENT AGENCIES -- 50.93%
        Federal Agricultural Mtg Corp., 5.86% due 3/3/2006                                  900,000         912,721
        Federal Agricultural Mtg Corp., 8.07% due 7/17/2006                               1,000,000       1,043,003
        Federal Agricultural Mtg Corp., 6.71% due 7/28/2014                                 200,000         235,105
        Federal Farm Credit Bank, 1.875% due 1/16/2007                                    4,650,000       4,516,912
        Federal Farm Credit Bank, 6.75% due 7/7/2009                                        350,000         384,030
        Federal  Farm  Credit  Bank   Consolidated   MTN,   5.875%  due
        7/28/2008                                                                         1,900,000       2,000,915
        Federal Farm Credit Bank Consolidated MTN, 5.87% due 9/2/2008                     1,300,000       1,370,267
        Federal   Farm  Credit  Bank   Consolidated   MTN,   5.35%  due
        12/11/2008                                                                          200,000         208,326
        Federal Farm Credit Bank Consolidated MTN, 5.80% due 3/19/2009                      300,000         317,858
        Federal Farm Credit Bank Consolidated MTN, 6.06% due 5/28/2013                      240,000         267,870
        Federal Home Loan Bank, 6.345% due 11/1/2005                                        100,000         100,910
        Federal Home Loan Bank, 5.24% due 12/7/2005                                         225,000         226,530
        Federal Home Loan Bank, 5.37% due 1/20/2006                                         100,000         100,900
        Federal Home Loan Bank, 2.25% due 5/15/2006                                       3,000,000       2,959,538
        Federal Home Loan Bank, 3.05% due 10/12/2006                                      3,975,000       3,933,477
        Federal Home Loan Bank, 7.76% due 11/21/2006                                        200,000         210,319
        Federal Home Loan Bank, 3.35% due 2/22/2007                                       5,000,000       4,991,705
        Federal Home Loan Bank, 7.00% due 2/15/2008                                         150,000         161,137
        Federal Home Loan Bank, 5.48% due 1/8/2009                                        1,250,000       1,306,543
        Federal Home Loan Bank, 5.985% due 4/9/2009                                       1,000,000       1,065,743
        Federal Home Loan Bank, 5.79% due 4/27/2009                                         200,000         211,891
        Federal Home Loan Bank, 3.00% due 4/29/2009                                       1,750,000       1,736,392
        Federal Home Loan Bank, 3.40% due 11/12/2010                                      2,750,000       2,699,500
        Federal Home Loan Bank Discount Notes, 3.05% due 7/5/2005                         5,000,000       4,998,306
        Federal Home Loan Mtg Corp., 5.98% due 12/8/2005                                     75,000          75,759
        Federal Home Loan Mtg Corp., 6.80% due 3/19/2007                                    300,000         314,334
        Federal Home Loan Mtg Corp., 3.838% due 6/2/2009                                  5,000,000       4,999,200
        Federal Home Loan Mtg Corp.  CMO Series 1616 Class E, 6.50% due
        11/15/2008                                                                        2,315,046       2,382,563
        Federal  Home Loan Mtg Corp.  CMO Series  2137 Class TM,  6.50%
        due 1/15/2028                                                                        25,251          25,257
        Federal  Home Loan Mtg Corp.  CMO Series  2592 Class PD,  5.00%
        due 7/15/2014                                                                     1,000,000       1,010,523
        Federal  Home Loan Mtg Corp.  CMO Series  2821 Class YI,  5.50%
        due 9/15/2014                                                                     2,818,705       2,848,592
        Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB,  5.00%
        due 6/15/2019                                                                     1,979,034       1,979,137
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  141016,   9.25%  due
        11/1/2016                                                                            98,314         111,107
        Federal Home Loan Mtg Corp., Pool # 141412, 8.50% due 4/1/2017                      162,587         177,811
        Federal Home Loan Mtg Corp., Pool # 160043, 8.75% due 4/1/2008                       14,216          14,672
        Federal Home Loan Mtg Corp., Pool # 181730, 8.50% due 5/1/2008                       14,448          14,843
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  252986,  10.75%  due
        4/1/2010                                                                             39,219          42,996
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  256764,   8.75%  due
        10/1/2014                                                                             8,576           8,806
        Federal Home Loan Mtg Corp., Pool # 273822, 8.50% due 4/1/2009                       65,165          66,623
        Federal Home Loan Mtg Corp., Pool # 291880, 8.25% due 5/1/2017                        1,565           1,591
        Federal Home Loan Mtg Corp., Pool # 294817, 9.75% due 1/1/2017                       27,764          31,505
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  298107,  10.25%  due
        8/1/2017                                                                             27,926          32,444
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  C90041,   6.50%  due
        11/1/2013                                                                            58,665          60,830
        Federal Home Loan Mtg Corp., Pool # D06908, 9.50% due 9/1/2017                        8,360           8,888
        Federal Home Loan Mtg Corp., Pool # D37120, 7.00% due 7/1/2023                       68,000          72,255
        Federal Home Loan Mtg Corp., Pool # E00170, 8.00% due 7/1/2007                       45,848          47,147
        Federal Home Loan Mtg Corp., Pool # E49074, 6.50% due 7/1/2008                       31,287          32,564
        Federal Home Loan Mtg Corp., Pool # E61778, 6.50% due 4/1/2008                       44,713          46,539
        Federal Home Loan Mtg Corp., Pool # E65962, 7.00% due 5/1/2008                        3,174           3,325
        Federal National Mtg Assoc, 2.15% due 7/21/2006                                     750,000         737,104
        Federal National Mtg Assoc, 3.661% due 1/23/2009                                  2,000,000       1,999,950
        Federal National Mtg Assoc, 4.25% due 6/29/2012                                   3,250,000       3,233,561
        Federal  National Mtg Assoc CMO Series  1992-22 Class HC, 7.00%
        due 3/25/2007                                                                       121,954         123,775
        Federal  National Mtg Assoc CMO Series 1993-101 Class PJ, 7.00%
        due 6/25/2008                                                                       580,803         591,865
        Federal  National Mtg Assoc CMO Series  1993-122 Class D, 6.50%
        due 6/25/2023                                                                       177,333         180,504
        Federal  National Mtg Assoc CMO Series  1993-32  Class H, 6.00%
        due 3/25/2023                                                                       190,208         195,483
        Federal  National Mtg Assoc CMO Series G1993-35 Class JD, 6.50%
        due 11/25/2006                                                                      539,440         546,136
        Federal  National Mtg Assoc CPI Floating  Rate Note,  4.29% due
        2/17/2009                                                                         3,000,000       2,977,350
        Federal National Mtg Assoc, Pool # 008307, 8.00% due 5/1/2008                        72,827          75,250
        Federal National Mtg Assoc, Pool # 019535, 10.25% due 7/1/2008                        9,040           9,548
        Federal National Mtg Assoc, Pool # 033356, 9.25% due 8/1/2016                        83,078          91,637
        Federal National Mtg Assoc, Pool # 040526, 9.25% due 1/1/2017                         4,837           4,992
        Federal National Mtg Assoc, Pool # 044003, 8.00% due 6/1/2017                        69,287          75,164
        Federal National Mtg Assoc, Pool # 050811, 7.50% due 12/1/2012                       62,081          65,099
        Federal National Mtg Assoc, Pool # 050832, 7.50% due 6/1/2013                        83,461          87,461
        Federal National Mtg Assoc, Pool # 076388, 9.25% due 9/1/2018                        78,886          88,365
        Federal National Mtg Assoc, Pool # 077725, 9.75% due 10/1/2018                       40,321          42,995
        Federal National Mtg Assoc, Pool # 100286, 7.50% due 8/1/2009                       176,374         182,122
        Federal National Mtg Assoc, Pool # 112067, 9.50% due 10/1/2016                       56,708          63,729
        Federal National Mtg Assoc, Pool # 156156, 8.50% due 4/1/2021                        60,853          64,421
        Federal National Mtg Assoc, Pool # 190555, 7.00% due 1/1/2014                        48,900          51,021
        Federal National Mtg Assoc, Pool # 190703, 7.00% due 3/1/2009                        40,564          42,546
        Federal National Mtg Assoc, Pool # 190836, 7.00% due 6/1/2009                       101,278         106,227
        Federal National Mtg Assoc, Pool # 250387, 7.00% due 11/1/2010                       77,892          81,698
        Federal National Mtg Assoc, Pool # 250481, 6.50% due 11/1/2015                        7,235           7,484
        Federal National Mtg Assoc, Pool # 251258, 7.00% due 9/1/2007                        39,117          40,061
        Federal National Mtg Assoc, Pool # 251759, 6.00% due 5/1/2013                       117,955         122,171
        Federal National Mtg Assoc, Pool # 252648, 6.50% due 5/1/2022                       338,873         352,349
        Federal National Mtg Assoc, Pool # 252787, 7.00% due 8/1/2006                        10,692          10,745
        Federal National Mtg Assoc, Pool # 303383, 7.00% due 12/1/2009                       71,731          75,236
        Federal National Mtg Assoc, Pool # 312663, 7.50% due 6/1/2010                        94,539          99,502
        Federal National Mtg Assoc, Pool # 323706, 7.00% due 2/1/2009                       124,893         130,997
        Federal National Mtg Assoc, Pool # 323735, 5.50% due 5/1/2006                     1,691,006       1,705,208
        Federal National Mtg Assoc, Pool # 334996, 7.00% due 2/1/2011                        84,326          88,446
        Federal National Mtg Assoc, Pool # 342947, 7.25% due 4/1/2024                       595,138         637,646
        Federal National Mtg Assoc, Pool # 345775, 8.50% due 12/1/2024                       49,204          51,919
        Federal National Mtg Assoc, Pool # 373942, 6.50% due 12/1/2008                       58,871          61,385
        Federal National Mtg Assoc, Pool # 382889, 7.35% due 12/1/2010                      303,400         327,895
        Federal National Mtg Assoc, Pool # 382926, 7.37% due 12/1/2010                      337,471         364,930
        Federal National Mtg Assoc, Pool # 384243, 6.10% due 10/1/2011                      618,849         651,853
        Federal National Mtg Assoc, Pool # 384746, 5.86% due 2/1/2009                     1,059,324       1,114,973
        Federal National Mtg Assoc, Pool # 385714, 4.70% due 1/1/2010                     3,185,293       3,211,040
        Federal National Mtg Assoc, Pool # 406384, 8.25% due 12/1/2024                      235,479         255,585
        Federal National Mtg Assoc, Pool # 443909, 6.50% due 9/1/2018                       211,039         219,476
        Federal National Mtg Assoc, Pool # 460568, 5.20% due 12/1/2006                    3,500,000       3,524,112
        Federal National Mtg Assoc, Pool # 516363, 5.00% due 3/1/2014                       274,378         278,461
        Federal National Mtg Assoc, Pool # 555207, 7.00% due 11/1/2017                      154,314         161,855
        Federal  National  Mtg  Assoc,   Preassign  00478,  3.125%  due
        12/8/2008                                                                         3,665,000       3,635,589
        Federal  National  Mtg  Assoc,   Preassign  00494,   2.62%  due
        12/5/2007                                                                         1,000,000         995,573
        Federal  National  Mtg  Assoc,   Preassign  00603,   3.25%  due
        6/16/2009                                                                         4,000,000       3,976,703
        Government  National  Mtg Assoc CMO  Series  2001-65  Class PG,
        6.00% due 7/20/2028                                                               1,525,721       1,538,165
        Government  National  Mtg Assoc CMO  Series  2002-67  Class VA,
        6.00% due 3/20/2013                                                                 437,471         445,590
        Government  National  Mtg  Assoc,  Pool  #  000623,  8.00%  due
        9/20/2016                                                                            72,507          78,390
        Government  National  Mtg  Assoc,  Pool  #  016944,  7.50%  due
        5/15/2007                                                                            65,219          69,998
        Government  National  Mtg  Assoc,  Pool  #  296697,  9.50%  due
        10/15/2005                                                                            4,564           4,612
        Government  National  Mtg  Assoc,  Pool  #  306636,  8.25%  due
        12/15/2006                                                                           26,015          26,622
        Government  National  Mtg  Assoc,  Pool  #  369693,  7.00%  due
        1/15/2009                                                                           120,298         126,853
        Government  National  Mtg  Assoc,  Pool  #  409921,  7.50%  due
        8/15/2010                                                                            76,237          80,549
        Government  National  Mtg  Assoc,  Pool  #  410240,  7.00%  due
        12/15/2010                                                                           57,749          60,860
        Government  National  Mtg  Assoc,  Pool  #  410271,  7.50%  due
        8/15/2010                                                                            44,206          46,706
        Government  National  Mtg  Assoc,  Pool  #  410846,  7.00%  due
        12/15/2010                                                                           84,045          88,573
        Government  National  Mtg  Assoc,  Pool  #  430150,  7.25%  due
        12/15/2026                                                                           72,554          77,953
        Government  National  Mtg  Assoc,  Pool  #  447040,  7.75%  due
        5/15/2027                                                                            52,621          57,052
        Government  National  Mtg  Assoc,  Pool  #  453928,  7.00%  due
        7/15/2017                                                                           110,664         118,056
        Government  National  Mtg  Assoc,  Pool  #  780063,  7.00%  due
        9/15/2008                                                                            29,524          31,133
        Government  National  Mtg  Assoc,  Pool  #  780448,  6.50%  due
        8/15/2011                                                                           163,803         171,923
        Overseas Private Investment Corp., 4.10% due 11/15/2014                           2,376,000       2,357,182
        Private Export Funding Corp., 4.974% due 8/15/2013                                2,700,000       2,842,420
        Private Export Funding Corp. Series P, 5.685% due 5/15/2012                       5,000,000       5,459,240
        Tennessee Valley Authority, 4.75% due 8/1/2013                                    3,000,000       3,112,087
        United States Government General Services, 7.62% due 9/15/2010                    1,568,579       1,688,184
                                                                                                  -----------------

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $102,575,153)                                                  102,670,554
                                                                                                  -----------------


    TOTAL INVESTMENTS -- 99.01% (Cost $201,079,346)                                                 $   199,580,887
                                                                                                  -----------------


    OTHER ASSETS LESS LIABILITIES -- 0.99%                                                                1,994,832


    NET ASSETS -- 100.00%                                                                           $   201,575,719
                                                                                                  =================

Footnote Legend



Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
BONY       Letter of Credit from Bank of New York
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
MBIA       Insured by Municipal Bond Investors Assurance
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
XLCA       Insured by XL Capital Assurance





SCHEDULE OF INVESTMENTS

Thornburg Limited Term Income Fund                                                           June 30, 2005


CUSIPS: Class A - 885-215-509, CLASS C - 885-215-764, CLASS I - 885-215-681, CLASS R-I - 885-215-483
NASDAQ SYMBOLS: CLASS A - THIFX, CLASS C - THICX, CLASS I - THIIX, CLASS R-I - THIRX



                                                                         Credit Rating+    Principal
Security Name                                                              Moody's/S&P       Amount           Value
---------------                                                           -------------   ---------          ------

    U.S. TREASURY SECURITIES -- 3.53%
        United States Treasury Notes, 4.625% due 5/15/2006                  Aaa/AAA    $  4,500,000  $    4,542,539
        United States Treasury Notes, 4.75% due 11/15/2008                  Aaa/AAA       1,500,000       1,550,625
        United States Treasury Notes, 5.75% due 8/15/2010                   Aaa/AAA       2,500,000       2,733,203
        United States Treasury Notes, 3.625% due 5/15/2013                  Aaa/AAA       5,000,000       4,937,500
                                                                                                       ------------

    TOTAL U.S. TREASURY SECURITIES (Cost $13,599,140)                                                    13,763,867
                                                                                                       ------------

    U.S. GOVERNMENT AGENCIES -- 9.19%
        Federal Home Loan Bank, 6.00% due 8/25/2005                         Aaa/AAA          50,000          50,192
        Federal Home Loan Bank, 2.25% due 5/15/2006                         Aaa/AAA       2,000,000       1,973,025
        Federal Home Loan Bank, 3.35% due 2/22/2007                         Aaa/AAA       1,370,000       1,367,727
        Federal Home Loan Bank, 4.875% due 5/15/2007                        Aaa/AAA         150,000         152,554
        Federal Home Loan Bank, 3.95% due 9/24/2007                         Aaa/AAA       1,000,000         999,699
        Federal Home Loan Bank, 5.833% due 1/23/2008                        Aaa/AAA         500,000         522,359
        Federal Home Loan Bank, 5.785% due 4/14/2008                        Aaa/AAA          75,000          78,477
        Federal Home Loan Bank, 5.835% due 7/15/2008                        Aaa/AAA         300,000         315,256
        Federal Home Loan Bank, 5.085% due 10/7/2008                        Aaa/AAA         250,000         257,866
        Federal Home Loan Bank, 5.038% due 10/14/2008                       Aaa/AAA         200,000         206,034
        Federal Home Loan Bank, 5.365% due 12/11/2008                       Aaa/AAA          75,000          78,108
        Federal Home Loan Bank, 3.00% due 12/15/2008                        Aaa/AAA       3,000,000       2,986,338
        Federal Home Loan Bank, 5.985% due 4/9/2009                         Aaa/AAA          85,000          90,588
        Federal Home Loan Bank, 3.00% due 9/22/2009                         Aaa/AAA       1,500,000       1,492,200
        Federal Home Loan Mtg Corp., 9.00% due 10/1/2005                    Aaa/AAA             708             711
        Federal Home Loan Mtg Corp., 3.838% due 6/2/2009                    Aaa/AAA       5,000,000       4,999,200
        Federal  Home Loan Mtg Corp.  CMO Series  2821 Class YI,  5.50%
        due 9/15/2014                                                       Aaa/AAA       2,819,635       2,849,532
        Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB,  5.00%
        due 6/15/2019                                                       Aaa/AAA       1,979,034       1,979,137
        Federal National Mtg Assoc, 3.25% due 3/29/2007                     Aaa/AAA       4,550,000       4,510,061
        Federal National Mtg Assoc, 5.185% due 11/1/2008                    Aaa/AAA         465,347         477,879
        Federal National Mtg Assoc, 6.00% due 12/1/2008                     Aaa/AAA          94,166          97,473
        Federal National Mtg Assoc, 8.00% due 12/1/2009                     Aaa/AAA          32,623          34,197
        Federal National Mtg Assoc, 7.00% due 3/1/2011                      Aaa/AAA          53,338          55,944
        Federal National Mtg Assoc, 6.42% due 4/1/2011                      Aaa/AAA       2,388,722       2,511,911
        Federal National Mtg Assoc, 8.00% due 5/1/2011                      Aaa/AAA         578,327         639,559
        Federal National Mtg Assoc, 5.095% due 12/1/2011                    Aaa/AAA         127,249         132,153
        Federal National Mtg Assoc, 7.491% due 8/1/2014                     Aaa/AAA          37,734          38,630
        Federal  National Mtg Assoc CMO Series  2003-64 Class EC, 5.50%
        due 5/25/2030                                                       Aaa/AAA       1,105,850       1,119,172
        Federal  National Mtg Assoc CPI Floating  Rate Note,  4.29% due
        2/17/2009                                                           Aaa/AAA       5,000,000       4,962,250
        Federal National Mtg Assoc, Pool # 460568, 5.20% due 12/1/2006      Aaa/AAA         800,000         805,511
        Government  National  Mtg  Assoc,  Pool  #  003007,  8.50%  due
        11/20/2015                                                          Aaa/AAA          28,697          30,813
        Government  National  Mtg  Assoc,  Pool #  827148,  3.375%  due
        2/20/2024                                                           Aaa/AAA          40,774          41,354
                                                                                                        -----------

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $35,816,161)                                                    35,855,910
                                                                                                        -----------

    ASSET BACK SECURITIES -- 3.10%
        Associates  Manufactured  Housing  Trust  1996-1 A5,  7.60% due
        3/15/2027                                                           Aaa/AAA         378,158         387,362
        GSR Mtg Loan  Trust  Series  2004-3F  Class  2A10,  8.761%  due
        2/25/2035                                                            NR/AAA       1,211,744       1,220,456
        Small Business Administration, 4.638% due 2/1/2015                  Aaa/AAA       3,325,000       3,345,288
        Washington   Mutual  Series  02-AR10,   Class-A6,   4.816%  due
        10/25/2032                                                          Aaa/AAA          63,755          64,184
        Washington   Mutual  Series  03-AR10,   Class-A4,   4.075%  due
        10/25/2033                                                          Aaa/AAA       2,000,000       1,988,803
        Washington   Mutual  Series  03-AR12,   Class-A4,   3.743%  due
        2/25/2034                                                           Aaa/AAA       2,000,000       1,964,443
        Washington   Mutual  Series   03-AR5,   Class-A6,   3.695%  due
        6/25/2033                                                           Aaa/AAA       3,200,000       3,138,014
                                                                                                        -----------

    TOTAL ASSET BACK SECURITIES (Cost $12,160,160)                                                       12,108,550
                                                                                                        -----------

    CORPORATE BONDS -- 63.69%
    BANKS -- 2.73%
      Commercial Banks -- 2.73%
        Bank of America Corp., 4.375% due 12/1/2010                         Aa2/AA-       1,675,000       1,681,742
        Capital One Bank, 6.70% due 5/15/2008                              Baa2/BBB       1,665,000       1,767,949
        Fifth Third Bank, Cincinnati Ohio, 3.375% due 8/15/2008             Aa1/AA-       2,500,000       2,447,342
        HSBC USA Inc., 8.375% due 2/15/2007                                  A1/A+          700,000         744,063
        Nations Bank Corp., 7.23% due 8/15/2012                             Aa2/AA-         250,000         285,036
        Northern Trust Co., 6.25% due 6/2/2008                               A1/A+          500,000         533,664
        PNC Funding Corp., 6.875% due 7/15/2007                             A3/BBB+          95,000          99,949
        Suntrust Bank Atlanta Georgia, 2.50% due 5/4/2006                   Aa2/AA-       2,200,000       2,168,705
        Union Planters Corp., 6.75% due 11/1/2005                            A2/A-          120,000         121,050
        US Bank, 5.625% due 11/30/2005                                      Aa1/AA-         385,000         387,918
        US Bank, 6.30% due 7/15/2008                                        Aa2/A+          400,000         425,152
                                                                                                        -----------

                                                                                                         10,662,570
                                                                                                        -----------
    CAPITAL GOODS -- 4.39%
      Machinery -- 4.39%
        Caterpillar Financial Services Corp., 6.40% due 2/15/2008            A2/A           250,000         259,036
        Emerson Electric Co., 5.75% due 11/1/2011                            A2/A           800,000         864,142
        General American Railcar Corp., 6.69% due 9/20/2016                 A3/AA-          217,099         222,784
        Hubbell Inc., 6.375% due 5/15/2012                                   A3/A+        1,000,000       1,112,406
        Illinois Tool Works Inc., 5.75% due 3/1/2009                        Aa3/AA        3,715,000       3,926,350
        John Deere Capital Corp., 5.125% due 10/19/2006                      A3/A-          450,000         456,447
        John  Deere  Capital  Corp.  Floating  Rate  Note,  3.504%  due
        6/8/2008                                                             A3/A-        4,415,000       4,415,336
        Johnson Controls Inc., 5.00% due 11/15/2006                          A2/A         1,000,000       1,012,396
        Pentair Inc., 7.85% due 10/15/2009                                 Baa3/BBB       1,000,000       1,124,725
        Pitney Bowes Inc., 5.875% due 5/1/2006                              Aa3/A+          900,000         913,699
        Pitney Bowes Inc., 4.625% due 10/1/2012                             Aa3/A+          900,000         912,614
        Pitney Bowes Inc., 3.875% due 6/15/2013                             Aa3/A+        2,000,000       1,921,880
                                                                                                        -----------

                                                                                                         17,141,815
                                                                                                        -----------
    COMMERCIAL SERVICES & SUPPLIES -- 1.64%
      Commercial Services & Supplies -- 1.64%
        Aramark Services Inc., 7.00% due 7/15/2006                         Baa3/BBB-        250,000         255,657
        Science Applications International Corp., 6.75% due 2/1/2008         A3/A-          250,000         265,672
        Science Applications International Corp., 6.25% due 7/1/2012         A3/A-        1,000,000       1,083,323
        Valassis Communications, 6.625% due 1/15/2009                      Baa3/BBB-      1,700,000       1,816,414
        Waste Management Inc., 6.875% due 5/15/2009                        Baa3/BBB         725,000         784,913
        Waste Management Inc., 7.375% due 8/1/2010                         Baa3/BBB         500,000         559,126
        Waste Management Inc., 6.50% due 11/15/2008                        Baa3/BBB       1,000,000       1,062,246
        WMX Technologies Inc., 7.00% due 10/15/2006                        Baa3/BBB         550,000         568,532
                                                                                                        -----------

                                                                                                          6,395,883
                                                                                                        -----------
    DIVERSIFIED FINANCIALS -- 24.52%
      Capital Markets -- 8.10%
        Bear Stearns Co. Inc., 4.50% due 10/28/2010                          A1/A         1,500,000       1,507,968
        Jefferies Group Inc. Senior Note Series B, 7.50% due 8/15/2007     Baa1/BBB       2,600,000       2,767,848
        Legg Mason Mtg Capital Corp., 4.80% due 6/1/2009                                  1,714,286       1,712,756
        Lehman Brothers Holdings Inc., 3.50% due 8/7/2008                    A1/A           700,000         685,489
        Lehman  Brothers  Holdings Inc. CPI Floating  Rate Note,  5.51%
        due 5/12/2014                                                        A1/A         5,190,000       5,171,991
        Merrill Lynch & Co., 4.31% due 3/12/2007                            Aa3/A+        5,000,000       4,982,750
        Merrill Lynch & Co., 4.01% due 4/5/2006                             Aa3/A+        5,000,000       5,011,550
        Merrill Lynch & Co., 5.56% due 5/5/2014                             Aa3/A+        1,000,000         995,800
        Merrill Lynch & Co. CPI Floating Rate Note, 4.31% due 3/2/2009      Aa3/A+        3,000,000       2,955,660
        Morgan Stanley Group, Inc., 3.275% due 1/18/2008                    Aa3/A+        5,000,000       4,997,700
        Schwab Charles Corp., 6.30% due 4/28/2006                            A2/A-          800,000         814,241
      Commercial Banks -- 0.21%
        National Westminster Bank, 7.375% due 10/1/2009                     Aa2/AA-         715,000         802,622
      Consumer Finance -- 4.40%
        SLM Corp. CPI Floating Rate Note, 5.27% due 1/31/2014                A2/A         9,500,000       9,530,115
        SLM Corp. CPI Floating Rate Note, 4.35% due 3/2/2009                 A2/A         3,000,000       2,969,940
        SLM Corp. Floating Rate Note, 3.371% due 7/25/2008                   A2/A         3,000,000       3,006,963
        SLM Corp. Floating Rate Note, 3.747% due 9/15/2008                   A2/A         1,675,000       1,675,675
      Diversified Financial Services -- 11.55%
        American General Finance Corp., 4.625% due 9/1/2010                  A1/A+          200,000         200,939
        Beneficial Corp., 6.80% due 7/22/2005                                A1/A         1,000,000       1,001,351
        Berkshire  Hathaway  Finance  Corp.  Senior  Note,  4.625%  due
        10/15/2013                                                          Aaa/AAA       1,000,000       1,000,757
        Dun & Bradstreet Corp., 6.625% due 3/15/2006                         NR/A-           75,000          76,270
        General Electric Capital Corp., 7.75% due 6/9/2009                  Aaa/AAA         200,000         224,579
        General Electric Capital Corp., 3.598% due 5/30/2008                Aaa/AAA         494,000         492,660
        General Electric Capital Corp., 4.25% due 12/1/2010                 Aaa/AAA       2,000,000       1,992,546
        General Electric Capital Corp., 3.295% due 3/2/2009                 Aaa/AAA       5,000,000       4,895,000
        General Electric Capital Corp., 4.375% due 11/21/2011               Aaa/AAA       1,500,000       1,497,750
        General Electric Capital Corp., 7.375% due 1/19/2010                Aaa/AAA         400,000         450,776
        General Electric Capital Corp., 5.00% due 2/15/2007                 Aaa/AAA       2,900,000       2,944,590
        General  Electric  Capital Corp.  Floating Rate Note, 3.53% due
        12/15/2009                                                          Aaa/AAA       1,000,000       1,001,299
        Household Finance Corp., 7.20% due 7/15/2006                         A1/A           550,000         566,964
        Household Finance Corp., 5.75% due 1/30/2007                         A1/A           400,000         410,278
        Household Finance Corp., 5.90% due 5/15/2006                         A1/A           100,000         100,933
        Household Finance Corp., 5.20% due 8/15/2005                         A1/A           400,000         400,462
        Household Finance Corp., 6.40% due 9/15/2009                         A1/A           400,000         418,065
        Household  Finance  Corp.  CPI  Floating  Rate Note,  4.88% due
        8/10/2009                                                            A1/A         5,000,000       4,869,850
        International Lease Finance Corp., 4.55% due 10/15/2009             A1/AA-        2,500,000       2,523,038
        International  Lease Finance Corp.  Floating Rate Note,  3.541%
        due 1/15/2010                                                       A1/AA-        4,050,000       4,041,839
        JP Morgan Chase Co., 4.50% due 11/15/2010                           Aa3/A+        1,465,000       1,475,674
        JP Morgan Chase Co. Tranche Senior 00046, 5.24% due 6/28/2009       Aa3/A+        5,000,000       5,031,050
        Principal Financial Group Australia, 8.20% due 8/15/2009             A2/A           700,000         793,869
        Toyota Motor Credit Corp., 2.875% due 8/1/2008                      Aaa/AAA         800,000         772,977
        Toyota Motor Credit Corp., 4.35% due 12/15/2010                     Aaa/AAA         800,000         809,262
        Toyota Motor Credit Corp., 4.25% due 3/15/2010                      Aaa/AAA       3,450,000       3,469,689
        Toyota Motor Credit Corp., 2.70% due 1/30/2007                      Aaa/AAA       3,300,000       3,234,446
        US Central Credit Union, 2.75% due 5/30/2008                        Aa1/AAA         375,000         364,037
      Insurance -- 0.26%
        Hartford  Financial Services Group Inc. Senior Note, 4.625% due
        7/15/2013                                                            A3/A-        1,000,000       1,000,766
                                                                                                        -----------

                                                                                                         95,650,784
                                                                                                        -----------
    ENERGY -- 3.77%
      Energy Equipment & Services -- 3.32%
        Amerenenergy Generating Co., 7.75% due 11/1/2005                     A3/A-          850,000         860,702
        Ashland Inc., 7.83% due 8/15/2005                                  Baa2/BBB       1,150,000       1,155,168
        BJ Services Co. Note Series B, 7.00% due 2/1/2006                  Baa2/BBB+         75,000          76,042
        Central Power & Light Co., 7.125% due 2/1/2008                     Baa1/BBB       2,000,000       2,132,612
        Commonwealth Edison Co., 4.74% due 8/15/2010                         A3/A-          975,000         994,357
        El Paso Corp., 7.00% due 5/15/2011                                 Caa1/CCC+        700,000         698,250
        Enterprise Products Participating LP, 7.50% due 2/1/2011           Baa3/BB+         250,000         280,901
        EOG Resources Inc., 6.00% due 12/15/2008                           Baa1/BBB+        450,000         469,976
        Louis Dreyfus Natural Gas Corp., 6.875% due 12/1/2007               A3/BBB+         290,000         306,764
        Murphy Oil Corp., 6.375% due 5/1/2012                               Baa1/A-         750,000         827,024
        Panenergy Corp., 7.00% due 10/15/2006                              Baa3/BBB-      1,100,000       1,131,539
        Phillips Petroleum Co., 9.375% due 2/15/2011                         A3/A-          900,000       1,118,036
        Phillips Petroleum Co., 8.75% due 5/25/2010                          A3/A-          250,000         297,811
        Questar Pipeline Co., 6.05% due 12/1/2008                            A2/A-          425,000         445,770
        Rio Tinto Finance, 5.75% due 7/3/2006                               Aa3/A+          925,000         942,461
        Smith International Inc. Senior Note, 7.00% due 9/15/2007          Baa1/BBB+        600,000         630,078
        Sonat Inc., 7.625% due 7/15/2011                                   Caa1/CCC+        500,000         503,750
        Transocean SedCo. Forex Inc., 6.625% due 4/15/2011                  Baa2/A-          85,000          95,470
      Oil, Gas & Consumable Fuels  -- 0.45%
        Occidental Petroleum Corp., 10.125% due 9/15/2009                    A3/A-          315,000         380,469
        Occidental Petroleum Corp., 7.375% due 11/15/2008                    A3/A-          300,000         329,984
        Occidental Petroleum Corp., 5.875% due 1/15/2007                     A3/A-          800,000         820,246
        Union Oil Co. California, 7.90% due 4/18/2008                      Baa2/BBB+        200,000         217,166
                                                                                                        -----------

                                                                                                         14,714,576
                                                                                                        -----------
    FOOD & DRUG RETAILING -- 0.08%
      Food & Staples Retailing -- 0.08%
        General Mills, 5.50% due 1/12/2009                                 Baa2/BBB+        300,000         311,417
                                                                                                        -----------

                                                                                                            311,417
                                                                                                        -----------
    FOOD BEVERAGE & TOBACCO -- 1.73%
      Beverages -- 0.93%
        Anheuser Busch Co. Inc., 4.375% due 1/15/2013                        A1/A+        2,000,000       2,009,998
        Anheuser Busch Co. Inc., 5.625% due 10/1/2010                        A1/A+        1,150,000       1,220,722
        Coca Cola Co., 5.75% due 3/15/2011                                  Aa3/A+          200,000         214,612
        Conagra Inc., 7.875% due 9/15/2010                                 Baa1/BBB+        150,000         172,605
      Food Products -- 0.80%
        Diageo Finance BV, 3.00% due 12/15/2006                              A2/A           925,000         908,057
        Kellogg Co., 4.875% due 10/15/2005                                 Baa1/BBB+        186,000         186,594
        Sara Lee Corp., 6.00% due 1/15/2008                                  A3/A           900,000         935,443
        Sysco International Co., 6.10% due 6/1/2012                          A1/A+        1,000,000       1,101,754
                                                                                                        -----------

                                                                                                          6,749,785
                                                                                                        -----------
    HEALTH CARE EQUIPMENT & SERVICES -- 0.13% Health Care Equipment & Supplies
      -- 0.13%
        Baxter International Inc., 5.25% due 5/1/2007                       Baa1/A-         500,000         509,278
                                                                                                        -----------

                                                                                                            509,278
                                                                                                        -----------
    HOTELS RESTAURANTS & LEISURE -- 0.13%
      Hotels Restaurants & Leisure -- 0.13%
        Wendy's International Inc., 6.35% due 12/15/2005                   Baa2/BBB+        500,000         504,658
                                                                                                        -----------

                                                                                                            504,658
                                                                                                        -----------
    HOUSEHOLD & PERSONAL PRODUCTS -- 0.84%
      Personal Products -- 0.84%
        Nike Inc., 5.50% due 8/15/2006                                       A2/A+          900,000         916,558
        Procter & Gamble Co., 4.75% due 6/15/2007                           Aa3/AA-         350,000         355,215
        Procter & Gamble Co., 4.30% due 8/15/2008                           Aa3/AA-       2,000,000       2,019,322
                                                                                                        -----------

                                                                                                          3,291,095
                                                                                                        -----------
    INSURANCE -- 7.95%
      Insurance -- 7.95%
        AIG Sunamerica Global Financing, 5.10% due 1/17/2007                Aa2/AA+         800,000         809,939
        Allstate Corp., 5.375% due 12/1/2006                                 A1/A+          900,000         916,655
        Allstate Life Global Funding, 3.65% due 4/2/2007                    Aa2/AA        5,000,000       4,940,000
        Hartford Life Inc., 7.10% due 6/15/2007                              A3/A-          300,000         315,287
        Liberty Mutual Group Inc., 5.75% due 3/15/2014                     Baa3/BBB       1,000,000       1,006,699
        Lincoln National Corp., 4.75% due 2/15/2014                          A3/A-        1,000,000         998,631
        Metlife Inc., 5.25% due 12/1/2006                                    A2/A           450,000         457,205
        Old Republic International Corp., 7.00% due 6/15/2007               Aa3/A+        1,800,000       1,887,264
        Pacific Life Global  Funding CPI Floating Rate Note,  5.69% due
        2/6/2016                                                            Aa3/AA        8,000,000       8,120,480
        Principal Life Global Funding, 4.40% due 10/1/2010                  Aa2/AA        4,000,000       4,001,556
        Principal  Life Income Funding  Tranche Trust 00006,  5.39% due
        4/1/2016                                                            Aa2/AA        5,000,000       4,931,450
        Unumprovident Corp., 7.625% due 3/1/2011                            Ba1/BB+       2,450,000       2,632,868
                                                                                                        -----------

                                                                                                         31,018,034
                                                                                                        -----------
    MATERIALS -- 1.26%
      Chemicals -- 1.26%
        Chevron Phillips Chemical, 7.00% due 3/15/2011                     Baa1/BBB+        500,000         559,494
        Chevron Phillips Chemical, 5.375% due 6/15/2007                    Baa1/BBB+         75,000          76,447
        Chevrontexaco Capital Co., 3.50% due 9/17/2007                      Aa2/AA        1,400,000       1,386,434
        Dow Chemical Co., 5.75% due 12/15/2008                               A3/A-          350,000         367,050
        E.I. du Pont de Nemours & Co., 8.25% due 9/15/2006                  Aa3/AA-         200,000         209,087
        E.I. du Pont de Nemours & Co., 4.75% due 11/15/2012                 Aa3/AA-       1,000,000       1,030,433
        E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                  Aa3/AA-         325,000         321,187
        Hoechst Celanese Corp., 7.125% due 3/15/2009                         B2/NR          200,000         208,828
        Lafarge Corp., 6.375% due 7/15/2005                                Baa1/BBB          75,000          75,038
        Lubrizol Corp. Senior Note, 5.875% due 12/1/2008                   Baa3/BB+         635,000         661,469
                                                                                                        -----------

                                                                                                          4,895,467
                                                                                                        -----------
    MEDIA -- 1.21%
      Media -- 1.21%
        AOL Time Warner Inc., 6.75% due 4/15/2011                          Baa1/BBB+        750,000         831,139
        E W Scripps Co. Ohio, 5.75% due 7/15/2012                            A2/A            80,000          86,838
        New York Times Co., 4.625% due 6/25/2007                             A2/A+          300,000         302,846
        Scholastic Corp., 5.75% due 1/15/2007                              Baa3/BBB-        255,000         260,385
        Thomson Corp., 4.25% due 8/15/2009                                   A3/A-        2,900,000       2,870,608
        Time Warner Inc., 8.05% due 1/15/2016                              Baa1/BBB+        200,000         242,953
        Tribune Co., 6.875% due 11/1/2006                                    A3/NR          125,000         129,210
                                                                                                        -----------

                                                                                                          4,723,979
                                                                                                        -----------
    MISCELLANEOUS -- 0.47%
      Miscellaneous -- 0.14%
        Stanford University, 5.85% due 3/15/2009                            Aaa/NA          500,000         530,394
      Yankee -- 0.33%
        Kreditanstalt Fur Wiederaufbau, 3.25% due 7/16/2007                 Aaa/AAA         435,000         429,563
        Nova Scotia Province Canada, 5.75% due 2/27/2012                     A2/A           500,000         544,664
        Ontario Province Canada, 3.282% due 3/28/2008                       Aa2/AA          335,000         328,092
                                                                                                        -----------

                                                                                                          1,832,713
                                                                                                        -----------
    PHARMACEUTICALS & BIOTECHNOLOGY -- 2.76%
      Biotechnology -- 2.24%
        Abbott Labs, 6.40% due 12/1/2006                                     A1/AA        1,000,000       1,033,096
        Abbott Labs, 3.75% due 3/15/2011                                     A1/AA          500,000         487,498
        Eli Lilly & Co., 5.50% due 7/15/2006                                Aa3/AA        1,850,000       1,877,939
        Tiers  Inflation  Linked  Trust  Series  Wyeth  2004  21  Trust
        Certificate CPI Floating Rate Note, 5.00% due 2/1/2014              Baa1/A        5,450,000       5,358,549
      Pharmaceuticals -- 0.52%
        Pharmacia Corp., 5.75% due 12/1/2005                                A1/AAA        2,000,000       2,017,200
                                                                                                        -----------

                                                                                                         10,774,282
                                                                                                        -----------
    RETAILING -- 1.55%
      Distributors -- 0.03%
        Dayton Hudson Corp., 9.625% due 2/1/2008                             A2/A+          100,000         112,540
      Multiline Retail -- 1.52%
        Costco Wholesale Corp., 5.50% due 3/15/2007                          A2/A           500,000         510,832
        Dillard's Inc., 7.375% due 6/1/2006                                  B2/BB          150,000         153,375
        Wal Mart Stores Inc., 4.125% due 2/15/2011                          Aa2/AA        3,735,000       3,716,120
        Wal-Mart Stores Inc., 6.875% due 8/10/2009                          Aa2/AA          900,000         991,835
        Wal-Mart Stores Inc., 8.57% due 1/2/2010                            Aa2/AA          363,177         392,238
        Wal-Mart Stores Inc., 1992-A1 Pass Through  Certificate,  7.49%
        due 6/21/2007                                                       Aa2/AA          165,231         170,884
                                                                                                        -----------

                                                                                                          6,047,824
                                                                                                        -----------
    SOFTWARE & SERVICES -- 1.16%
      Internet Software & Services -- 1.16%
        Electronic Data Systems Corp., 7.125% due 10/15/2009               Ba1/BBB-       2,500,000       2,690,800
        Electronic Data Systems Corp., 6.50% due 8/1/2013                  Ba1/BBB-       1,000,000       1,022,327
        Reynolds & Reynolds, 7.00% due 12/15/2006                          Baa2/BBB         800,000         811,406
                                                                                                        -----------

                                                                                                          4,524,533
                                                                                                        -----------
    TECHNOLOGY HARDWARE & EQUIPMENT -- 2.79%
      Computers & Peripherals -- 2.79%
        Computer Sciences Corp., 6.25% due 3/15/2009                         A3/A           300,000         316,520
        Computer Sciences Corp., 7.375% due 6/15/2011                        A3/A         1,317,000       1,495,679
        Computer Sciences Corp., 3.50% due 4/15/2008                         A3/A         2,000,000       1,953,836
        First Data Corp., 5.625% due 11/1/2011                               A1/A+          900,000         954,347
        First Data Corp., 6.375% due 12/15/2007                              A1/A+          110,000         115,578
        International Business Machines, 4.875% due 10/1/2006                A1/A+          500,000         505,328
        International Business Machines, 4.25% due 9/15/2009                 A1/A+        1,000,000       1,004,907
        International Business Machines, 2.375% due 11/1/2006                A1/A+        2,825,000       2,772,082
        Jabil Circuit Inc., 5.875% due 7/15/2010                           Baa3/BB+         500,000         517,838
        Oracle Corp., 6.91% due 2/15/2007                                    A3/A-        1,200,000       1,252,273
                                                                                                        -----------

                                                                                                         10,888,388
                                                                                                        -----------
    TELECOMMUNICATION SERVICES -- 1.03%
      Diversified Telecommunication Services -- 1.03%
        Cingular Wireless, 5.625% due 12/15/2006                            Baa2/A          900,000         914,964
        GTE Hawaiian  Telephone  Inc.,  7.375% due  9/1/2006  (Insured:
        MBIA)                                                               Aaa/AAA       1,500,000       1,540,726
        TCI Communications Inc., 8.00% due 8/1/2005                        Baa2/BBB+         50,000          50,149
        Verizon Wireless Capital LLC, 5.375% due 12/15/2006                  A3/A+        1,500,000       1,528,680
                                                                                                        -----------

                                                                                                          4,034,519
                                                                                                        -----------
    TRANSPORTATION -- 0.57%
      Airlines -- 0.51%
        Continental  Airlines  Pass Through  Certificate  Series 1997 4
        Class-4A, 6.90% due 1/2/2018                                       Baa3/BBB+        202,765         201,638
        Delta Air Lines Inc.  EETC Series  2001-1  Class-A,  6.619% due
        3/18/2011                                                           Ba1/BB+         279,327         266,977
        Northwest Airlines 1999-2 Class-A, 7.575% due 3/1/2019              Ba1/BBB         125,909         127,061
        Southwest Airlines Co., 7.875% due 9/1/2007                         Baa1/A        1,012,000       1,082,821
        Southwest Airlines Co., 5.10% due 5/1/2006                          Aa2/AA+         307,975         309,442
      Road & Rail -- 0.06%
        CSX Corp., 7.45% due 5/1/2007                                      Baa2/BBB         225,000         237,553
                                                                                                        -----------

                                                                                                          2,225,492
                                                                                                        -----------
    UTILITIES -- 2.98%
      Electric Utilities -- 2.17%
        Appalachian Power Co., 6.60% due 5/1/2009 (Insured: MBIA)           Aaa/AAA         175,000         189,204
        Gulf Power Co., 4.35% due 7/15/2013                                  A2/A           925,000         909,983
        Minnesota Power & Light Co., 7.00% due 2/15/2007                    Baa1/A          900,000         939,665
        Northern Border Pipeline Co., 6.25% due 5/1/2007                    A3/BBB+         120,000         124,030
        Northern States Power Co., 4.75% due 8/1/2010                        A2/A-        2,825,000       2,872,999
        Pennsylvania  Power & Light Co.,  6.55% due 3/1/2006  (Insured:
        MBIA)                                                               Aaa/AAA         210,000         213,763
        PSI Energy Inc., 7.85% due 10/15/2007                              Baa1/BBB         500,000         538,423
        PSI Energy Inc., 6.65% due 6/15/2006                                 A3/A-          245,000         251,014
        Public   Service   Electric  &  Gas  Co.,  6.75%  due  3/1/2006
        (Insured: MBIA)                                                     Aaa/AAA         275,000         280,188
        Texas  Eastern   Transmission  Corp.  Senior  Note,  5.25%  due
        7/15/2007                                                          Baa2/BBB         525,000         533,252
        Wisconsin Energy Corp., 5.50% due 12/1/2008                         A3/BBB+         350,000         363,283
        Wisconsin Public Service Corp., 6.125% due 8/1/2011                 Aa2/A+        1,150,000       1,255,962
      Gas Utilities -- 0.55%
        Southern California Gas Co., 4.375% due 1/15/2011                    A1/A+          225,000         224,812
        Texas Municipal Gas Corp., 2.60% due 7/1/2007 (Insured: FSA)        Aaa/AAA       1,950,000       1,921,081
      Multi-utilities -- 0.26%
        Madison Gas & Electric Co., 6.02% due 9/15/2008                     Aa3/AA-         950,000         994,718
                                                                                                        -----------

                                                                                                         11,612,377
                                                                                                        -----------

    TOTAL CORPORATE BONDS (Cost $245,717,215)                                                           248,509,469
                                                                                                        -----------

    TAXABLE MUNICIPAL BONDS -- 12.43%
        American Campus Properties Student Housing,  7.38% due 9/1/2012
        (Insured: MBIA)                                                     Aaa/AAA       4,250,000       4,709,042
        American  Fork City Utah Sales,  4.89% due  3/1/2012  (Insured:
        FSA)                                                                Aaa/AAA         300,000         308,574
        American  Fork City Utah Sales,  5.07% due  3/1/2013  (Insured:
        FSA)                                                                Aaa/AAA         120,000         124,940
        Arkansas Electric Coop Corp., 7.33% due 6/30/2008                   A2/AA-          116,000         121,712
        Arkansas  State  Taxable Water Waste  Disposal  Series A, 5.50%
        due 7/1/2005                                                        Aa2/AA          300,000         300,018
        Bessemer  Alabama  Water  Revenue  Taxable  Warrants  Series B,
        7.375% due 7/1/2008 (Insured: FSA)                                  Aaa/AAA         670,000         698,529
        Brockton MA Taxable  Economic  Development  Series A, 6.45% due
        5/1/2017 (Insured: FGIC)                                            Aaa/AAA         150,000         168,933
        Burbank  California Waste Disposal Revenue,  5.29% due 5/1/2007
        (Insured: FSA)                                                      Aaa/AAA         370,000         376,967
        Burbank  California Waste Disposal Revenue,  5.48% due 5/1/2008
        (Insured: FSA)                                                      Aaa/AAA         310,000         320,738
        Chicago  Illinois Taxable  Neighborhoods  Alive Series B, 5.20%
        due 1/1/2006 (Insured: FGIC)                                        Aaa/AAA         200,000         203,024
        Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                 NR/BBB+       1,945,000       1,930,179
        Connecticut   State  Housing  Finance   Authority,   3.10%  due
        6/15/2032 put 12/1/2005 (Insured: AMBAC)                            Aaa/AAA       1,870,000       1,862,445
        Cook County Illinois  Community College District 508, 6.90% due
        5/1/2010 (Insured: AMBAC)                                           Aaa/AAA         600,000         626,292
        Cook County  Illinois School District 083, 4.625% due 12/1/2010
        (Insured: FSA)                                                      Aaa/NR          250,000         252,930
        Cook County  Illinois School District 083, 4.875% due 12/1/2011
        (Insured: FSA)                                                      Aaa/NR          150,000         153,621
        Denver City & County  Special  Facilities  Taxable  Refunding &
        Improvement Series B, 7.15% due 1/1/2008 (Insured: MBIA)            Aaa/AAA         900,000         964,224
        Elkhart  Indiana  Redevelopment  District  Revenue,  4.80%  due
        6/15/2011                                                            NR/NR          240,000         235,442
        Elkhart  Indiana  Redevelopment  District  Revenue,  4.80%  due
        12/15/2011                                                           NR/NR          245,000         239,821
        Elkhart  Indiana  Redevelopment  District  Revenue,  5.05%  due
        12/15/2012                                                           NR/NR          515,000         509,011
        Elkhart  Indiana  Redevelopment  District  Revenue,  5.25%  due
        12/15/2013                                                           NR/NR          540,000         532,818
        Green Bay  Wisconsin  Series B, 4.875% due  4/1/2011  (Insured:
        MBIA)                                                               Aaa/NR          365,000         374,318
        Hancock County Mississippi, 4.20% due 8/1/2008 (Insured: MBIA)      Aaa/NR          305,000         305,140
        Hancock County Mississippi, 4.80% due 8/1/2010 (Insured: MBIA)      Aaa/NR          245,000         247,283
        Hancock County Mississippi, 4.90% due 8/1/2011 (Insured: MBIA)      Aaa/NR          315,000         318,553
        Hanover  Pennsylvania Area School District Taxable Notes Series
        B, 4.47% due 3/15/2013 (Insured: FSA)                               Aaa/AAA       1,385,000       1,397,881
        Jefferson County Texas Navigation Taxable Refunding,  5.50% due
        5/1/2010 (Insured: FSA)                                             Aaa/NR          500,000         516,865
        Jefferson  Franklin,  Etc. Counties Illinois  Community College
        District 521, 3.00% due 1/1/2006 (Insured: FSA)                     Aaa/NR          200,000         199,338
        Jefferson  Franklin,  Etc. Counties Illinois  Community College
        District 521, 3.625% due 1/1/2007 (Insured: FSA)                    Aaa/NR          300,000         298,635
        Jersey City New Jersey  Municipal  Utilities  Authority,  3.72%
        due 5/15/2009 (Insured: MBIA)                                       Aaa/AAA         575,000         565,225
        Kendall Kane County  Illinois  School 308,  5.50% due 10/1/2011
        (Insured: FGIC)                                                     Aaa/NR          365,000         388,108
        King County Washington GO, 7.55% due 12/1/2005                      Aa1/AA+         405,000         411,589
        Los Angeles County  California  Metropolitan  Transport,  4.56%
        due 7/1/2010 (Insured: AMBAC)                                       Aaa/AAA       2,775,000       2,810,270
        Maryland State Economic  Development  Corp., 7.25% due 6/1/2008
        (Maryland Tech. Development Center Project)                          NR/NR          280,000         292,709
        McKeesport  Pennsylvania  Taxable  Series B, 6.60% due 3/1/2006
        (Insured: MBIA)                                                     Aaa/AAA         240,000         244,500
        Mississippi   State  Taxable  Business  Series  V,  7.125%  due
        9/1/2006                                                             NR/AA          140,000         145,005
        Montgomery  County  Maryland  Revenue   Authority,   5.00%  due
        2/15/2012                                                           Aa2/AA+         100,000         103,179
        Multnomah  County Oregon School District 1J Refunding  Taxable,
        4.191% due 6/15/2008                                                 A2/A-          650,000         646,757
        New  Jersey  Health  Care  Facilities  Financing,   10.75%  due
        7/1/2010 (ETM)                                                       NR/NR          365,000         426,864
        New  Jersey  Health  Care  Facilities   Financing,   7.70%  due
        7/1/2011 (Insured: Connie Lee)                                      NR/AAA          130,000         140,871
        New Rochelle New York Industrial  Development Agency, 7.15% due
        10/1/2014                                                           Aa2/A+          150,000         160,760
        New York Environmental Facilities, 5.85% due 3/15/2011              NR/AA-        3,500,000       3,778,005
        New York State Housing Finance , 4.46% due 8/15/2009                Aa1/NR          520,000         517,431
        New York State Thruway Authority  Service  Contract,  2.59% due
        3/15/2006                                                           A2/AA-        1,000,000         990,920
        New York State Urban Development Corp., 4.75% due 12/15/2011         NR/AA        1,400,000       1,440,026
        Newark New Jersey, 4.70% due 4/1/2011 (Insured: MBIA)               Aaa/NR          845,000         859,128
        Newark New Jersey, 4.90% due 4/1/2012 (Insured: MBIA)               Aaa/NR        1,225,000       1,257,487
        Niagara  Falls  New York  Public  Water,  4.30%  due  7/15/2010
        (Insured: MBIA)                                                     Aaa/AAA         360,000         361,210
        Northwest Open Access  Network  Washington  Revenue,  6.18% due
        12/1/2008 (Insured: AMBAC)                                          Aaa/AAA       1,600,000       1,698,304
        Ohio State Petroleum  Underground Storage,  6.75% due 8/15/2008
        (Insured: MBIA)                                                     Aaa/AAA         835,000         837,781
        Passaic County New Jersey Multi Modal Taxable  Refunding Series
        B, 6.23% due 9/1/2005 (Insured: FSA)                                Aaa/AAA         250,000         251,198
        Pima County Arizona Industrial  Development Authority Series E,
        9.05% due 7/1/2008                                                  Baa3/NR         245,000         251,806
        Port Walla Walla Revenue, 5.30% due 12/1/2009                        NR/NR          235,000         236,191
        Providence Rhode Island, 5.59% due 1/15/2008 (Insured: FGIC)        Aaa/AAA         340,000         353,070
        Short  Pump  Town  Center  Community  Development,   6.26%  due
        2/1/2009                                                             NR/NR        1,000,000         985,040
        Sisters  Providence  Obligation  Group Direct  Obligation Notes
        Series 1997, 7.47% due 10/1/2007                                    Aa3/AA        2,005,000       2,133,641
        South  Dakota  State  Building  Authority  Revenue,  7.00%  due
        9/1/2005 (ETM)                                                      Aaa/AAA         400,000         402,360
        St. Louis Missouri Municipal Finance Corp.  Firemans Retirement
        System, 6.35% due 8/1/2005 (Insured: MBIA)                          Aaa/AAA       1,155,000       1,157,818
        Tazewell  County  Illinois  Community  High  School,  5.20% due
        12/1/2011 (Insured: FSA)                                            Aaa/NR          355,000         371,973
        Tennessee State Taxable Series B, 6.00% due 2/1/2013                Aa2/AA          500,000         542,615
        Texas  State  Public  Finance  Authority  Revenue,  3.125%  due
        6/15/2007                                                           Aa2/AA          400,000         393,760
        Texas Tech University  Revenue,  6.00% due 8/15/2011  (Insured:
        MBIA)                                                               Aaa/AAA         245,000         266,805
        University  Illinois  Revenue,  6.35%  due  4/1/2011  (Insured:
        FGIC)                                                               Aaa/AAA       1,000,000       1,102,510
        Victor New York Taxable-Tax Increment, 9.20% due 5/1/2014            NR/NR        1,000,000       1,080,060
        Virginia Housing  Development  Authority Taxable Rental Housing
        Series I, 7.30% due 2/1/2008                                        Aa1/AA+         505,000         539,764
        Washington Pennsylvania, 4.30% due 9/1/2005 (Insured: FGIC)         Aaa/AAA         285,000         285,399
        West  Valley  City  Utah  Municipal  Building  Lease  Refunding
        Taxable, 7.67% due 5/1/2006                                         Aa2/NR        1,500,000       1,543,950
        Wisconsin State General Revenue,  4.80% due 5/1/2013  (Insured:
        FSA)                                                                Aaa/AAA         200,000         206,448
                                                                                                        -----------

    TOTAL TAXABLE MUNICIPAL BONDS (Cost $47,639,715)                                                     48,477,810
                                                                                                        -----------

    FOREIGN SECURITIES -- 0.62%
        Federal Republic of Germany, 5.00% due 8/19/2005 (EURO)             Aaa/AAA       2,000,000       2,428,011
                                                                                                        -----------

    TOTAL FOREIGN SECURITIES (Cost $1,870,623)                                                            2,428,011
                                                                                                        -----------

    SHORT TERM INVESTMENTS -- 6.40%
        American General Finance Corp., 3.12% due 7/1/2005                                4,000,000       4,000,000
        Lasalle Bank Corp., 3.22% due 7/14/2005                                          10,000,000       9,988,372
        Toyota Credit de Puerto Rico, 3.07% due 7/8/2005                                  6,000,000       5,996,418
        USAA Capital Corp., 3.25% due 7/12/2005                                           5,000,000       4,995,035
                                                                                                        -----------

    TOTAL SHORT TERM INVESTMENTS (Cost $24,979,825)                                                      24,979,825
                                                                                                        -----------


    TOTAL INVESTMENTS -- 98.96% (Cost $381,782,839)                                                 $   386,123,442
                                                                                                        -----------


    OTHER ASSETS LESS LIABILITIES -- 1.04%                                                                4,061,347


    NET ASSETS -- 100.00%                                                                           $   390,184,789
                                                                                                        ===========


Footnote Legend
+ Credit ratings are unaudited. Rating Changes may have occurred prior to or subsequent to the reporting period end.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
MBIA       Insured by Municipal Bond Investors Assurance






SCHEDULE OF INVESTMENTS

Thornburg Value Fund                                                                     June 30, 2005


CUSIPS: CLASS A - 885-215-731, CLASS B - 885-215-590, CLASS C - 885-215-715,
CLASS I - 885-215-632, CLASS R-1 - 885-215-533, CLASS R-5 - 885-215-376 NASDAQ
SYMBOLS: CLASS A - TVAFX, CLASS B - TVBFX, CLASS C - TVCFX, CLASS I - TVIFX,
CLASS R-1 - TVRFX, CLASS R-5 - TVRRX


                                                                                       Shares/
                                                                                     Principal
                                                                                        Amount                Value
                                                                                   -----------            ---------

    COMMON STOCK -- 95.91%
      BANKS -- 5.30%
        Commercial Banks -- 5.30%
         Bank of America Corp.                                                     1,158,900      $      52,857,429
         Lloyds TSB Group plc                                                      6,383,200             54,127,694
                                                                                                  -----------------

      TOTAL BANKS                                                                                       106,985,123
                                                                                                  -----------------
      CAPITAL GOODS -- 2.88%
        Industrial Conglomerates -- 2.88%
         General Electric Co.                                                      1,675,900             58,069,935
                                                                                                  -----------------

      TOTAL CAPITAL GOODS                                                                                58,069,935
                                                                                                  -----------------
      COMMERCIAL SERVICES & SUPPLIES -- 1.08%
        Commercial Services & Supplies -- 1.08%
         FTI Consulting Inc.+                                                      1,040,812             21,752,971
                                                                                                  -----------------

      TOTAL COMMERCIAL SERVICES & SUPPLIES                                                               21,752,971
                                                                                                  -----------------
      CONSUMER DURABLES & APPAREL -- 2.34%
        Household Durables -- 2.34%
         American Greetings Corp.                                                  1,778,100             47,119,650
                                                                                                  -----------------

      TOTAL CONSUMER DURABLES & APPAREL                                                                  47,119,650
                                                                                                  -----------------
      DIVERSIFIED FINANCIALS -- 12.93%
        Capital Markets -- 7.14%
         E-Trade Financial Corp.+                                                  2,220,877             31,070,069
         Goldman Sachs Group Inc.                                                    493,500             50,346,870
         The Bank of New York Co. Inc.                                             2,176,600             62,642,548
        Diversified Financial Services -- 5.79%
         Alliance Capital Management Holdings LP                                     313,400             14,648,316
         Chicago Mercantile Exchange Co.                                             144,080             42,575,640
         Citigroup Inc.                                                            1,288,600             59,571,978
                                                                                                  -----------------

      TOTAL DIVERSIFIED FINANCIALS                                                                      260,855,421
                                                                                                  -----------------
      ENERGY -- 7.48%
        Oil, Gas & Consumable Fuels  -- 7.48%
         ChevronTexaco Corp.                                                         752,100             42,057,432
         Exxon Mobil Corp.                                                           848,600             48,769,042
         Petroleo Brasileiro SA ADR                                                1,154,300             60,173,659
                                                                                                  -----------------

      TOTAL ENERGY                                                                                      151,000,133
                                                                                                  -----------------
      HEALTH CARE EQUIPMENT & SERVICES -- 11.25% Health Care Equipment &
        Supplies -- 2.43%
         Boston Scientific Corp.+                                                  1,224,300             33,056,100
         Fisher Scientific International, Inc.                                       245,200             15,913,480
        Health Care Providers & Services -- 8.82%
         Eclipsys Corp.+                                                           1,866,440             26,260,811
         Health Management Associates                                              1,613,955             42,253,342
         UnitedHealth Group Inc.                                                   1,067,800             55,675,092
         WellPoint Inc.+                                                             773,400             53,859,576
                                                                                                  -----------------

      TOTAL HEALTH CARE EQUIPMENT & SERVICES                                                            227,018,401
                                                                                                  -----------------
      HOUSEHOLD & PERSONAL PRODUCTS -- 1.95%
        Household Products -- 1.95%
         Colgate Palmolive Co.                                                       789,300             39,393,963
                                                                                                  -----------------

      TOTAL HOUSEHOLD & PERSONAL PRODUCTS                                                                39,393,963
                                                                                                  -----------------
      INSURANCE -- 7.22%
        Insurance -- 7.22%
         Marsh & McLennan Cos. Inc.                                                1,603,500             44,416,950
         MBIA, Inc.                                                                  762,600             45,229,806
         The St. Paul Travelers Cos. Inc.                                          1,415,100             55,938,903
                                                                                                  -----------------

      TOTAL INSURANCE                                                                                   145,585,659
                                                                                                  -----------------
      MATERIALS -- 1.91%
        Chemicals -- 1.91%
         Dow Chemical Co.                                                            867,500             38,629,775
                                                                                                  -----------------

      TOTAL MATERIALS                                                                                    38,629,775
                                                                                                  -----------------
      MEDIA -- 6.61%
        Media -- 6.61%
         Comcast Corp.+                                                            1,430,200             42,834,490
         DIRECTV Group Inc.+                                                       3,892,685             60,336,618
         Sirius Satellite Radio Inc.+                                              1,681,355             10,895,180
         XM Satellite Radio Holdings Inc.+                                           571,605             19,240,224
                                                                                                  -----------------

      TOTAL MEDIA                                                                                       133,306,512
                                                                                                  -----------------
      PHARMACEUTICALS & BIOTECHNOLOGY -- 4.83%
        Pharmaceuticals -- 4.83%
         Pfizer Inc.                                                               1,989,300             54,864,894
         Sanofi-Aventis                                                              518,400             42,585,933
                                                                                                  -----------------

      TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                                                              97,450,827
                                                                                                  -----------------
      RETAILING -- 3.73%
        Multiline Retail -- 1.94%
         Target Corp.                                                                720,000             39,175,200
        Specialty Retail -- 1.79%
         Linens N Things Inc.+                                                     1,526,077             36,106,982

                                                                                                  -----------------

      TOTAL RETAILING                                                                                    75,282,182
                                                                                                  -----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.94%
        Semiconductors & Semiconductor Equipment -- 2.94%
         Samsung Electronics Co. Ltd.                                                 91,800             43,879,245
         Texas Instruments Inc.                                                      548,575             15,398,500
                                                                                                  -----------------

      TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                     59,277,745
                                                                                                  -----------------
      SOFTWARE & SERVICES -- 6.05%
        Internet Software & Services -- 1.34%
         Google Inc.+                                                                 91,620             26,950,023
        It Services -- 0.58%
         Bearingpoint, Inc. Co.                                                    1,596,500             11,702,345
        Software -- 4.13%
         Microsoft Corp.                                                           1,788,900             44,436,276
         Oracle Corp.                                                              1,505,700             19,875,240
         Shanda Interactive Entertainment Ltd.+                                      518,500             19,075,615
                                                                                                  -----------------

      TOTAL SOFTWARE & SERVICES                                                                         122,039,499
                                                                                                  -----------------
      TECHNOLOGY HARDWARE & EQUIPMENT -- 4.10%
        Communications Equipment -- 4.10%
         Cisco Systems Inc.+                                                       2,196,000             41,965,560
         Motorola, Inc.                                                            2,232,300             40,761,798
                                                                                                  -----------------

      TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                                                              82,727,358
                                                                                                  -----------------
      TELECOMMUNICATION SERVICES -- 7.95%
        Diversified Telecommunication Services -- 2.60%
         Alltel Corp.                                                                844,300             52,583,004
        Wireless Telecommunication Services -- 5.35%
         Crown Castle International Corp.+                                         1,310,100             26,621,232
         Leap Wireless International, Inc.+                                          728,000             20,202,000
         NII Holdings Inc.+                                                          955,604             61,101,320
                                                                                                  -----------------

      TOTAL TELECOMMUNICATION SERVICES                                                                  160,507,556
                                                                                                  -----------------
      TRANSPORTATION -- 5.36%
        Airlines -- 2.54%
         Southwest Airlines Co.                                                    3,672,453             51,157,270
        Road & Rail -- 2.82%
         Union Pacific Corp.                                                         879,100             56,965,680
                                                                                                  -----------------

      TOTAL TRANSPORTATION                                                                              108,122,950
                                                                                                  -----------------

    TOTAL COMMON STOCK (Cost $1,746,805,377)                                                          1,935,125,660
                                                                                                  -----------------

    CORPORATE BONDS -- 0.53%
      TELECOMMUNICATION SERVICES -- 0.53%
        Diversified Telecommunication Services -- 0.53%
         Level 3 Communications Inc., 9.125%, 5/1/2008                       $     7,000,000              5,810,000
         Level 3 Communications Inc., 10.50%, 12/1/2008                            5,900,000              4,911,750
                                                                                                  -----------------

      TOTAL TELECOMMUNICATION SERVICES                                                                   10,721,750
                                                                                                  -----------------

    TOTAL CORPORATE BONDS (Cost $10,028,367)                                                             10,721,750
                                                                                                  -----------------

    CONVERTIBLE BONDS -- 2.48%
      TELECOMMUNICATION SERVICES -- 2.48%
        Diversified Telecommunication Services -- 2.48%
         Level 3 Communications Inc., 6.00%, 9/15/2009                            18,700,000             10,098,000
         Level 3 Communications Inc., 6.00%, 3/15/2010                            76,800,000             39,936,000
                                                                                                  -----------------

      TOTAL TELECOMMUNICATION SERVICES                                                                   50,034,000
                                                                                                  -----------------

    TOTAL CONVERTIBLE BONDS (Cost $61,768,379)                                                           50,034,000
                                                                                                  -----------------

    SHORT TERM INVESTMENTS -- 0.99%
         American General Financial Corp., 3.25%, 7/5/2005                        20,000,000             19,992,778
                                                                                                  -----------------

    TOTAL SHORT TERM INVESTMENTS (Cost $19,992,778)                                                      19,992,778
                                                                                                  -----------------


    TOTAL INVESTMENTS -- 99.91% (COST $1,838,594,901)                                             $   2,015,874,188
                                                                                                  -----------------


    OTHER ASSETS LESS LIABILITIES -- 0.09%                                                                1,871,937


    NET ASSETS -- 100.00%                                                                         $   2,017,746,125
                                                                                                  =================

Footnote Legend
+ Non-income producing

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt






SCHEDULE OF INVESTMENTS

Thornburg International Value Fund                                                           June 30, 2005


CUSIPS: CLASS A - 885-215-657, CLASS B - 885-215-616, CLASS C - 885-215-640,
CLASS I - 885-215-566, CLASS R-1 - 885-215-525, CLASS R-5 - 885-215-368 NASDAQ
SYMBOLS: CLASS A - TGVAX, CLASS B - THGBX, CLASS C - THGCX, CLASS I - TGVIX,
CLASS R-1 - TGVRX, CLASS R-5 - TIVRX


                                                                                       Shares/
                                                                                     Principal
                                                                                        Amount                Value
                                                                                   -----------            ---------

    COMMON STOCK -- 92.66%
      AUTOMOBILES & COMPONENTS -- 6.27%
        Automobiles -- 6.27%
         Bayerische Motoren Werke AG                                               1,134,276      $      51,777,007
         Hero Honda Motors Ltd.                                                    2,311,127             30,714,116
         Hyundai Motor Co.                                                           788,900             43,891,389
         Toyota Motor Corp.                                                        1,762,600             63,091,894
                                                                                                  -----------------

      TOTAL AUTOMOBILES & COMPONENTS                                                                    189,474,406
                                                                                                  -----------------
      BANKS -- 11.15%
        Commercial Banks -- 11.15%
         Bank of Fukuoka Ltd.                                                      8,584,300             50,851,006
         Bank of Ireland Group                                                     3,707,500             59,747,093
         Barclays plc                                                              5,772,100             57,482,790
         ICICI Bank Ltd.                                                             832,737              8,067,110
         ICICI Bank Ltd. Sponsored ADR                                               905,000             19,774,250
         Kookmin Bank                                                              1,090,800             49,658,578
         Lloyds TSB Group plc                                                      6,987,400             59,251,136
         Shinhan Financial Group Co.                                               1,221,200             31,785,467
                                                                                                  -----------------

      TOTAL BANKS                                                                                       336,617,430
                                                                                                  -----------------
      CAPITAL GOODS -- 1.84%
        Aerospace & Defense -- 1.84%
         Embraer Brasileira de Aeronaut ADR                                        1,685,028             55,723,876
                                                                                                  -----------------

      TOTAL CAPITAL GOODS                                                                                55,723,876
                                                                                                  -----------------
      CONSUMER DURABLES & APPAREL -- 4.33%
        Textiles, Apparel & Luxury Goods -- 4.33%
         Adidas-Salomon AG                                                           371,821             62,308,377
         Burberry Group plc                                                        5,607,946             40,616,746
         Puma AG                                                                     112,721             27,913,329
                                                                                                  -----------------

      TOTAL CONSUMER DURABLES & APPAREL                                                                 130,838,452
                                                                                                  -----------------
      DIVERSIFIED FINANCIALS -- 7.60%
        Capital Markets -- 2.19%
         UBS AG                                                                      848,580             66,155,765
        Diversified Financial Services -- 5.41%
         Deutsche Boerse AG                                                          858,109             67,211,958
         Euronext NV                                                               1,743,897             59,054,789
         Hong Kong Exchanges & Clearing Ltd.                                      14,285,700             37,036,966

                                                                                                  -----------------

      TOTAL DIVERSIFIED FINANCIALS                                                                      229,459,478
                                                                                                  -----------------
      ENERGY -- 11.17%
        Energy Equipment & Services -- 1.97%
         Schlumberger Ltd. Com.                                                      784,100             59,544,554
        Oil, Gas & Consumable Fuels  -- 9.20%
         BP Amoco ADR                                                              1,172,900             73,165,502
         China Petroleum & Chemical Corp.                                        145,812,000             57,220,537
         China Shenhua Energy +                                                   40,000,000             38,599,358
         Petroleo Brasileiro SA ADR                                                2,090,400            108,972,552
                                                                                                  -----------------

      TOTAL ENERGY                                                                                      337,502,503
                                                                                                  -----------------
      FOOD & STAPLES RETAILING -- 7.33%
        Food & Staples Retailing -- 7.33%
         Carrefour SA                                                                909,300             44,114,662
         FamilyMart Co. Ltd.                                                       2,019,100             57,891,426
         Tesco plc                                                                11,563,053             66,075,832
         Wal Mart De Mexico                                                       13,113,400             53,171,809
                                                                                                  -----------------

      TOTAL FOOD & STAPLES RETAILING                                                                    221,253,729
                                                                                                  -----------------
      FOOD BEVERAGE & TOBACCO -- 2.07%
        Food Products -- 2.07%
         Cadbury Schweppes plc                                                     6,547,541             62,564,124
                                                                                                  -----------------

      TOTAL FOOD BEVERAGE & TOBACCO                                                                      62,564,124
                                                                                                  -----------------
      INSURANCE -- 1.32%
        Insurance -- 1.32%
         Willis Group Holdings Ltd.                                                1,214,388             39,734,775
                                                                                                  -----------------

      TOTAL INSURANCE                                                                                    39,734,775
                                                                                                  -----------------
      MATERIALS -- 1.61%
        Chemicals -- 1.61%
         Givaudan AG                                                                  83,560             48,564,731
                                                                                                  -----------------

      TOTAL MATERIALS                                                                                    48,564,731
                                                                                                  -----------------
      MEDIA -- 7.83%
        Media -- 7.83%
         Promotora de Informaciones SA                                             3,122,400             60,555,481
         Rogers Communications Inc. +                                              2,238,900             73,430,513
         Shaw Communications                                                       2,420,400             50,355,062
         Sogecable SA+                                                             1,467,000             52,162,824
                                                                                                  -----------------

      TOTAL MEDIA                                                                                       236,503,880
                                                                                                  -----------------
      PHARMACEUTICALS & BIOTECHNOLOGY -- 10.56%
        Pharmaceuticals -- 10.56%
         GlaxoSmithKline plc                                                       2,824,935             68,420,106
         Novartis AG ADR                                                           1,168,600             55,438,384
         Novo Nordisk A/S                                                          1,134,400             57,733,326
         Roche Holdings AG                                                           451,900             57,143,666
         Sanofi-Aventis                                                              975,600             80,144,359
                                                                                                  -----------------

      TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                                                             318,879,841
                                                                                                  -----------------
      RETAILING -- 2.05%
        Specialty Retail -- 2.05%
         Kingfisher plc                                                           14,021,875             61,838,811
                                                                                                  -----------------

      TOTAL RETAILING                                                                                    61,838,811
                                                                                                  -----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.22%
        Semiconductors & Semiconductor Equipment -- 1.22%
         Samsung Electronics Co. Ltd.                                                 77,200             36,900,629
                                                                                                  -----------------

      TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                     36,900,629
                                                                                                  -----------------
      SOFTWARE & SERVICES -- 2.30%
        Software -- 2.30%
         Amdocs Ltd.+                                                              1,684,400             44,518,692
         Shanda Interactive Entertainment Ltd.+                                      675,900             24,866,361
                                                                                                  -----------------

      TOTAL SOFTWARE & SERVICES                                                                          69,385,053
                                                                                                  -----------------
      TECHNOLOGY HARDWARE & EQUIPMENT -- 3.89%
        Communications Equipment -- 1.63%
         Tandberg ASA                                                              4,596,000             49,191,156
        Computers & Peripherals -- 0.45%
         Logitech International +                                                    427,356             13,762,407
        Office Electronics -- 1.81%
         Canon Inc.                                                                1,036,800             54,593,022
                                                                                                  -----------------

      TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                                                             117,546,585
                                                                                                  -----------------
      TELECOMMUNICATION SERVICES -- 6.28%
        Diversified Telecommunication Services -- 1.91%
         Singapore Telecommunications Ltd.                                        35,064,000             57,572,259
        Wireless Telecommunication Services -- 4.37%
         America Movil S.A. de C.V.                                                1,357,848             80,941,319
         SK Telecom Co. Ltd.                                                          31,448              5,538,013
         Vodafone Group plc ADR                                                    1,871,200             45,507,584
                                                                                                  -----------------

      TOTAL TELECOMMUNICATION SERVICES                                                                  189,559,175
                                                                                                  -----------------
      TRANSPORTATION -- 3.84%
        Transportation Infrastructure -- 3.84%
         China Merchants Hldgs International Co. Ltd.                             27,867,000             54,140,965
         Fraport AG                                                                1,443,731             61,902,956
                                                                                                  -----------------

      TOTAL TRANSPORTATION                                                                              116,043,921
                                                                                                  -----------------

    TOTAL COMMON STOCK (Cost $2,490,619,697)                                                          2,798,391,399
                                                                                                  -----------------

    SHORT TERM INVESTMENTS -- 5.26%
         American General, 3.05%, 7/1/2005                                        10,000,000             10,000,000
         American General, 3.10%, 7/5/2005                                        11,000,000             10,996,211
         American General, 3.10%, 7/6/2005                                        18,000,000             17,992,250
         American General, 3.12%, 7/1/2005                                        16,000,000             16,000,000
         American General, 3.20%, 7/11/2005                                       20,000,000             19,982,222
         American General, 3.20%, 7/14/2005                                        8,000,000              7,990,756
         American General, 3.29%, 7/15/2005                                       10,000,000              9,987,206
         American General, 3.31%, 7/14/2005                                        6,000,000              5,992,828
         American General, 3.32%, 7/12/2005                                       17,000,000             16,982,754
         Toyota Credit De Puerto Rico, Inc., 3.19%, 7/20/2005                     20,000,000             19,966,328
         Toyota Credit De Puerto Rico, Inc., 3.25%, 7/27/2005                     12,000,000             11,971,833
         Toyota Motor Credit Co., 3.20%, 7/22/2005                                11,000,000             10,979,467
                                                                                                  -----------------

    TOTAL SHORT TERM INVESTMENTS (Cost $158,841,855)                                                    158,841,855
                                                                                                  -----------------


    TOTAL INVESTMENTS -- 97.92% (COST $2,649,461,552)                                             $   2,957,233,254


    OTHER ASSETS LESS LIABILITIES -- 2.08%                                                               62,924,896
                                                                                                  -----------------


    NET ASSETS -- 100.00%                                                                         $   3,020,158,150
                                                                                                  =================

Footnote Legend
+ Non-income producing

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt






SCHEDULE OF INVESTMENTS

 Thornburg Core Growth Fund                                                                    June 30, 2005


CUSIPS: CLASS A - 885-215-582, CLASS C - 885-215-574, CLASS I - 885-215-475, CLASS R-1 - 885-215-517
NASDAQ SYMBOLS: CLASS A - THCGX, CLASS C - TCGCX, CLASS I - THIGX, CLASS R-1 - THCRX


                                                                                       Shares/
                                                                                     Principal
                                                                                        Amount                Value
                                                                                   -----------            ---------

    COMMON STOCK -- 93.13%
      COMMERCIAL SERVICES & SUPPLIES -- 1.98%
        Commercial Services & Supplies -- 1.98%
         Gevity HR, Inc.                                                             123,200      $       2,467,696
                                                                                                  -----------------

      TOTAL COMMERCIAL SERVICES & SUPPLIES                                                                2,467,696
                                                                                                  -----------------
      CONSUMER DURABLES & APPAREL -- 3.56%
        Household Durables -- 3.56%
         Tempur-Pedic International Inc.+                                            200,075              4,437,664
                                                                                                  -----------------

      TOTAL CONSUMER DURABLES & APPAREL                                                                   4,437,664
                                                                                                  -----------------
      DIVERSIFIED FINANCIALS -- 7.09%
        Capital Markets -- 2.94%
         Affiliated Managers Group Inc.+                                              53,575              3,660,780
        Diversified Financial Services -- 4.15%
         Chicago Mercantile Exchange Co.                                              17,500              5,171,250
                                                                                                  -----------------

      TOTAL DIVERSIFIED FINANCIALS                                                                        8,832,030
                                                                                                  -----------------
      ENERGY -- 2.46%
        Oil, Gas & Consumable Fuels  -- 2.46%
         ATP Oil & Gas Corp.+                                                        130,700              3,058,380
                                                                                                  -----------------

      TOTAL ENERGY                                                                                        3,058,380
                                                                                                  -----------------
      HEALTH CARE EQUIPMENT & SERVICES -- 13.62% Health Care Equipment &
        Supplies -- 6.09%
         Boston Scientific Corp.+                                                     67,475              1,821,825
         Cytyc Corp.+                                                                150,900              3,328,854
         Lifecell Corp.+                                                             154,200              2,437,902
        Health Care Providers & Services -- 7.53%
         Caremark Rx Inc.+                                                            60,586              2,697,289
         UnitedHealth Group Inc.                                                      44,750              2,333,265
         WellPoint Inc.+                                                              62,600              4,359,464
                                                                                                  -----------------

      TOTAL HEALTH CARE EQUIPMENT & SERVICES                                                             16,978,599
                                                                                                  -----------------
      HOTELS RESTAURANTS & LEISURE -- 7.88%
        Hotels Restaurants & Leisure -- 7.88%
         Life Time Fitness Inc.+                                                     130,900              4,294,829
         Melco International Development Ltd.                                      1,484,000              1,775,725
         Sportingbet plc+                                                            640,900              3,751,400
                                                                                                  -----------------

      TOTAL HOTELS RESTAURANTS & LEISURE                                                                  9,821,954
                                                                                                  -----------------
      MEDIA -- 9.17%
        Media -- 9.17%
         Comcast Corp. +                                                             117,600              3,522,120
         DIRECTV Group Inc.+                                                         317,300              4,918,150
         Imax Corp.+                                                                 300,967              2,991,612
                                                                                                  -----------------

      TOTAL MEDIA                                                                                        11,431,882
                                                                                                  -----------------
      PHARMACEUTICALS & BIOTECHNOLOGY -- 5.97%
        Biotechnology -- 2.96%
         Gilead Sciences Inc.+                                                        83,850              3,688,561
        Pharmaceuticals -- 3.01%
         Sanofi-Aventis                                                               45,600              3,745,985
                                                                                                  -----------------

      TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                                                               7,434,546
                                                                                                  -----------------
      RETAILING -- 3.16%
        Internet & Catalog Retail -- 3.16%
         CJ Home Shopping Co. Ltd.                                                    52,200              3,939,623
                                                                                                  -----------------

      TOTAL RETAILING                                                                                     3,939,623
                                                                                                  -----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.56%
        Semiconductors & Semiconductor Equipment -- 1.56%
         Austriamicrosystems AG+                                                      52,000              1,945,895
                                                                                                  -----------------

      TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                      1,945,895
                                                                                                  -----------------
      SOFTWARE & SERVICES -- 16.85%
        Internet Software & Services -- 4.03%
         Google Inc.+                                                                 17,100              5,029,965
        Software -- 12.82%
         Amdocs Ltd.+                                                                138,325              3,655,930
         JAMDAT Mobile Inc.+                                                         128,800              3,565,184
         Microsoft Corp.                                                             157,100              3,902,364
         Shanda Interactive Entertainment Ltd.+                                       64,300              2,365,597
         The9 Ltd. ADR+                                                               95,405              2,484,346
                                                                                                  -----------------

      TOTAL SOFTWARE & SERVICES                                                                          21,003,386
                                                                                                  -----------------
      TECHNOLOGY HARDWARE & EQUIPMENT -- 10.91%
        Computers & Peripherals -- 9.06%
         Apple Computer, Inc.+                                                       106,900              3,934,989
         Dell Inc.+                                                                  101,540              4,011,845
         Network Appliance, Inc.+                                                    118,300              3,344,341
        Semiconductors & Semiconductor Equipment -- 1.85%
         Cymer Inc.+                                                                  87,700              2,310,895
                                                                                                  -----------------

      TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                                                              13,602,070
                                                                                                  -----------------
      TELECOMMUNICATION SERVICES -- 4.61%
        Wireless Telecommunication Services -- 4.61%
         Leap Wireless International, Inc.+                                           75,500              2,095,125
         NII Holdings Inc.+                                                           57,110              3,651,613

                                                                                                  -----------------

      TOTAL TELECOMMUNICATION SERVICES                                                                    5,746,738
                                                                                                  -----------------
      TRANSPORTATION -- 2.51%
        Air Freight & Couriers -- 2.51%
         FedEx Corp.                                                                  38,600              3,126,986
                                                                                                  -----------------

      TOTAL TRANSPORTATION                                                                                3,126,986
                                                                                                  -----------------
      UTILITIES -- 1.80%
        Multi-utilities -- 1.80%
         Ormat Technologies Inc.                                                     117,400              2,242,340
                                                                                                  -----------------

      TOTAL UTILITIES                                                                                     2,242,340
                                                                                                  -----------------

    TOTAL COMMON STOCK (Cost $96,998,892)                                                               116,069,789
                                                                                                  -----------------

    SHORT TERM INVESTMENTS -- 9.63%
         American General Finance Corp., 3.25%, 7/5/2005                           5,000,000              4,998,194
         American General Finance Corp., 3.00%, 7/1/2005                           7,000,000              7,000,000
                                                                                                  -----------------

    TOTAL SHORT TERM INVESTMENTS (Cost $11,998,194)                                                      11,998,194
                                                                                                  -----------------


    TOTAL INVESTMENTS -- 102.76% (COST $108,997,086)                                                    128,067,983
                                                                                                  -----------------


    LIABILITIES NET OF OTHER ASSETS -- (2.76)%                                                          (3,437,589)


    NET ASSETS -- 100.00%                                                                               124,630,394
                                                                                                  =================

Footnote Legend
+ Non-income producing

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt




SCHEDULE OF INVESTMENTS

Thornburg Investment Income Builder Fund                                                      June 30, 2005


CUSIPS: CLASS A - 885-215-558, CLASS C - 885-215-541, CLASS I - 885-215-467, CLASS R-1 - 885-215-384
NASDAQ SYMBOLS: CLASS A - TIBAX, CLASS C - TIBCX, CLASS I - TIBIX, CLASS R-1 - TIBRX


                                                                                       Shares/
                                                                                     Principal
                                                                                        Amount                Value
                                                                                   -----------            ---------

    COMMON STOCK -- 89.12%
      AUTOMOBILES & COMPONENTS -- 0.82%
        Automobiles -- 0.82%
         Hero Honda Motors Ltd.                                                      500,000      $       6,644,835
                                                                                                  -----------------

      TOTAL AUTOMOBILES & COMPONENTS                                                                      6,644,835
                                                                                                  -----------------
      BANKS -- 9.71%
        Commercial Banks -- 9.71%
         Allied Irish Banks                                                          325,000              6,987,184
         Bank of America Corp.                                                       440,000             20,068,400
         Bank of Ireland Group                                                       825,000             13,295,038
         Barclays plc                                                              1,300,000             12,946,350
         Liechtenstein Landesbank                                                     12,000              6,268,029
         Lloyds TSB Group plc                                                      2,300,000             19,503,336
                                                                                                  -----------------

      TOTAL BANKS                                                                                        79,068,337
                                                                                                  -----------------
      CAPITAL GOODS -- 2.87%
        Industrial Conglomerates -- 2.87%
         General Electric Co.                                                        675,000             23,388,750
                                                                                                  -----------------

      TOTAL CAPITAL GOODS                                                                                23,388,750
                                                                                                  -----------------
      COMMERCIAL SERVICES & SUPPLIES -- 2.67%
        Commercial Services & Supplies -- 2.67%
         Synagro Technologies, Inc.                                                4,500,000             21,735,000
                                                                                                  -----------------

      TOTAL COMMERCIAL SERVICES & SUPPLIES                                                               21,735,000
                                                                                                  -----------------
      DIVERSIFIED FINANCIALS -- 12.12%
        Capital Markets -- 3.15%
         The Bank of New York Co. Inc.                                               400,000             11,512,000
         WP Stewart & Co. Ltd.                                                       584,200             14,120,114
        Diversified Financial Services -- 8.97%
         Alliance Capital Management Holdings LP                                     325,000             15,190,500
         Citigroup Inc.                                                              525,000             24,270,750
         Hong Kong Exchanges & Clearing Ltd.                                       3,750,000              9,722,213
         JPMorgan Chase & Co.                                                        500,000             17,660,000
         Singapore Exchange Ltd.                                                   5,000,000              6,253,520
                                                                                                  -----------------

      TOTAL DIVERSIFIED FINANCIALS                                                                       98,729,097
                                                                                                  -----------------
      ENERGY -- 14.46%
        Electric Utilities -- 0.98%
         Companhia Energetica de Minas Gerais                                        250,000              7,962,500
        Oil, Gas & Consumable Fuels  -- 13.48%
         BP Amoco ADR                                                                275,000             17,154,500
         ChevronTexaco Corp.                                                         400,000             22,368,000
         Eni S.p.A.                                                                1,000,000             25,781,895
         Marathon Oil Corp.                                                          300,000             16,011,000
         Petroleo Brasileiro SA ADR                                                  350,000             18,245,500
         Sinopec Shanghai Petrochemical Co. Ltd.                                  30,000,000             10,228,830
                                                                                                  -----------------

      TOTAL ENERGY                                                                                      117,752,225
                                                                                                  -----------------
      FOOD & STAPLES RETAILING -- 2.67%
        Food & Staples Retailing -- 2.67%
         Tesco plc                                                                 3,800,000             21,714,695
                                                                                                  -----------------

      TOTAL FOOD & STAPLES RETAILING                                                                     21,714,695
                                                                                                  -----------------
      FOOD BEVERAGE & TOBACCO -- 2.94%
        Tobacco -- 2.94%
         Altria Group Inc.                                                           370,000             23,924,200
                                                                                                  -----------------

      TOTAL FOOD BEVERAGE & TOBACCO                                                                      23,924,200
                                                                                                  -----------------
      HOUSEHOLD & PERSONAL PRODUCTS -- 0.96%
        Household Products -- 0.96%
         Kimberly Clark de Mexico                                                  2,280,000              7,807,770
                                                                                                  -----------------

      TOTAL HOUSEHOLD & PERSONAL PRODUCTS                                                                 7,807,770
                                                                                                  -----------------
      MATERIALS -- 5.05%
        Chemicals -- 4.08%
         Dow Chemical Co.                                                            450,000             20,038,500
         PPG Industries Inc.                                                         210,000             13,179,600
        Metals & Mining -- 0.97%
         China Steel Corp.                                                         7,800,000              7,887,502
                                                                                                  -----------------

      TOTAL MATERIALS                                                                                    41,105,602
                                                                                                  -----------------
      MEDIA -- 1.29%
        Media -- 1.29%
         APN News & Media                                                          1,500,000              5,872,322
         Independent News & Media plc                                              1,510,000              4,658,526
                                                                                                  -----------------

      TOTAL MEDIA                                                                                        10,530,848
                                                                                                  -----------------
      PHARMACEUTICALS & BIOTECHNOLOGY -- 5.60%
        Pharmaceuticals -- 5.60%
         GlaxoSmithKline plc                                                         550,000             13,321,035
         Pfizer Inc.                                                                 635,000             17,513,300
         Sanofi-Aventis                                                              180,000             14,786,782
                                                                                                  -----------------

      TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                                                              45,621,117
                                                                                                  -----------------
      REAL ESTATE -- 4.23%
        Real Estate -- 4.23%
         Equity Inns Inc.                                                            300,000              3,990,000
         Highland Hospitality Corp.                                                  570,000              5,956,500
         Host Marriott Corp.                                                       1,400,000             24,500,000
                                                                                                  -----------------

      TOTAL REAL ESTATE                                                                                  34,446,500
                                                                                                  -----------------
      RETAILING -- 0.80%
        Specialty Retail -- 0.80%
         Kingfisher plc                                                            1,475,000              6,504,996
                                                                                                  -----------------

      TOTAL RETAILING                                                                                     6,504,996
                                                                                                  -----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.17%
        Semiconductors & Semiconductor Equipment -- 1.17%
         Samsung Electronics Co. Ltd.                                                 20,000              9,559,748
                                                                                                  -----------------

      TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                      9,559,748
                                                                                                  -----------------
      TELECOMMUNICATION SERVICES -- 8.17%
        Diversified Telecommunication Services -- 6.00%
         Alltel Corp.                                                                315,000             19,618,200
         Deutsche Telekom AG                                                         850,000             15,734,094
         Matav RT                                                                  1,154,900              4,931,193
         TDC A/S                                                                     200,000              8,571,498
        Wireless Telecommunication Services -- 2.17%
         Vodafone Group plc                                                        7,250,000             17,676,523
                                                                                                  -----------------

      TOTAL TELECOMMUNICATION SERVICES                                                                   66,531,508
                                                                                                  -----------------
      TRANSPORTATION -- 5.35%
        Road & Rail -- 0.37%
         Guangshen Railway Co. Ltd.                                                8,388,000              3,048,847
        Transportation Infrastructure -- 4.98%
         China Merchants Hldgs International Co. Ltd.                              4,500,000              8,742,755
         Hopewell Highway                                                          8,500,000              6,124,431
         Macquarie Infrastructure Co.                                                600,000             17,028,000
         Shenzhen Chiwan Wharf Holdings Ltd.                                       3,999,988              8,630,791
                                                                                                  -----------------

      TOTAL TRANSPORTATION                                                                               43,574,824
                                                                                                  -----------------
      UTILITIES -- 8.24%
        Electric Utilities -- 5.98%
         Datang International Power Generation Co. Ltd.                           11,799,900              8,957,549
         Enel S.p.A.                                                               2,140,000             18,641,363
         Iberdrola S.A.                                                              800,000             21,119,135
        Multi-utilities -- 2.26%
         Dominion Resources, Inc.                                                    250,000             18,347,500
                                                                                                  -----------------

      TOTAL UTILITIES                                                                                    67,065,547
                                                                                                  -----------------

    TOTAL COMMON STOCK (Cost $673,439,875)                                                              725,705,599
                                                                                                  -----------------

    PREFERRED STOCK -- 2.48%
      BANKS -- 0.84%
        Commercial Banks -- 0.84%
         First Tennessee Bank                                                          7,000              6,883,625
                                                                                                  -----------------

      TOTAL BANKS                                                                                         6,883,625
                                                                                                  -----------------
      DIVERSIFIED FINANCIALS -- 1.64%
        Diversified Financial Services -- 1.64%
         Lehman Brothers Holdings Inc.                                               140,000              3,395,000
         Merrill Lynch & Co. Inc.                                                    420,000              9,933,000
                                                                                                  -----------------

      TOTAL DIVERSIFIED FINANCIALS                                                                       13,328,000
                                                                                                  -----------------

    TOTAL PREFERRED STOCK (Cost $21,039,500)                                                             20,211,625
                                                                                                  -----------------

    CORPORATE BONDS -- 3.69%
      COMMERCIAL SERVICES & SUPPLIES -- 0.08%
        Commercial Services & Supplies -- 0.08%
         Allied Waste North America Inc., 6.375%, 4/15/2011                 $        500,000                480,000
         Waste Management Inc., 7.375%, 8/1/2010                                     175,000                195,694
                                                                                                  -----------------

      TOTAL COMMERCIAL SERVICES & SUPPLIES                                                                  675,694
                                                                                                  -----------------
      DIVERSIFIED FINANCIALS -- 0.78%
        Diversified Financial Services -- 0.78%
         Capital One Bank, 6.70%, 5/15/2008                                          655,000                695,499
         Capital One Bank, 6.50%, 6/13/2013                                        1,500,000              1,650,351
         SLM Corp. CPI Floating Rate, 5.64%, 1/31/2014                             2,000,000              2,006,340
         SLM Corp. CPI Floating Rate, 4.35%, 3/2/2009                              2,000,000              1,979,960
                                                                                                  -----------------

      TOTAL DIVERSIFIED FINANCIALS                                                                        6,332,150
                                                                                                  -----------------
      INSURANCE -- 0.64%
        Insurance -- 0.64%
         AAG Holding Co. Inc., 6.875%, 6/1/2008                                      335,000                350,005
         Hartford Life Inc., 7.10%, 6/15/2007                                        400,000                420,383
         Liberty Mutual Group Inc., 5.75%, 3/15/2014                               1,000,000              1,006,699
         Old Republic International Corp., 7.00%, 6/15/2007                        1,000,000              1,048,480
         Pacific Life Global Funding CPI Floating Rate, 5.69%, 2/6/2016            2,000,000              2,030,120
         Provident Cos Inc., 6.375%, 7/15/2005                                       353,000                354,512
                                                                                                  -----------------

      TOTAL INSURANCE                                                                                     5,210,199
                                                                                                  -----------------
      MEDIA -- 0.15%
        Media -- 0.15%
         AOL Time Warner Inc., 6.875%, 5/1/2012                                      425,000                479,579
         Independent News & Media plc, 5.75%, 5/17/2009                              600,000                736,798
                                                                                                  -----------------

      TOTAL MEDIA                                                                                         1,216,377
                                                                                                  -----------------
      PHARMACEUTICALS & BIOTECHNOLOGY -- 0.60%
        Biotechnology -- 0.60%
         Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
         Certificate CPI Floating Rate, 5.00%, 2/1/2014                            5,000,000              4,916,100
                                                                                                  -----------------

      TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                                                               4,916,100
                                                                                                  -----------------
      REAL ESTATE -- 0.21%
        Real Estate -- 0.21%
         MDC Holdings Inc., 7.00%, 12/1/2012                                       1,500,000              1,669,980
                                                                                                  -----------------

      TOTAL REAL ESTATE                                                                                   1,669,980
                                                                                                  -----------------
      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.06%
        Computers & Peripherals -- 0.06%
         Jabil Circuit Inc., 5.875%, 7/15/2010                                       500,000                517,838
                                                                                                  -----------------

      TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                                                                 517,838
                                                                                                  -----------------
      TELECOMMUNICATION SERVICES -- 1.00%
        Diversified Telecommunication Services -- 1.00%
         Level 3 Communications Inc., 9.125%, 5/1/2008                             2,500,000              2,075,000
         Level 3 Communications Inc., 10.50%, 12/1/2008                            4,000,000              3,330,000
         TCI Communications Inc., 7.875%, 8/1/2013                                 2,285,000              2,719,765
                                                                                                  -----------------

      TOTAL TELECOMMUNICATION SERVICES                                                                    8,124,765
                                                                                                  -----------------
      UTILITIES -- 0.17%
        Gas Utilities -- 0.17%
         Sonat Inc., 7.625%, 7/15/2011                                             1,400,000              1,410,500
                                                                                                  -----------------

      TOTAL UTILITIES                                                                                     1,410,500
                                                                                                  -----------------

    TOTAL CORPORATE BONDS (Cost $29,025,775)                                                             30,073,603
                                                                                                  -----------------

    CONVERTIBLE BONDS -- 0.57%
      DIVERSIFIED FINANCIALS -- 0.02%
        Capital Markets -- 0.02%
         E-Trade Financial Corp., 6.00%, 2/1/2007                                    132,000                132,825
                                                                                                  -----------------

      TOTAL DIVERSIFIED FINANCIALS                                                                          132,825
                                                                                                  -----------------
      TELECOMMUNICATION SERVICES -- 0.55%
        Diversified Telecommunication Services -- 0.55%
         Level 3 Communications Inc., 6.00%, 3/15/2010                             8,575,000              4,459,000
                                                                                                  -----------------

      TOTAL TELECOMMUNICATION SERVICES                                                                    4,459,000
                                                                                                  -----------------

    TOTAL CONVERTIBLE BONDS (Cost $5,063,392)                                                             4,591,825
                                                                                                  -----------------

    TAXABLE MUNICIPAL BONDS -- 0.46%
         Short Pump Town Center Community Development, 6.26%, 2/1/2009             2,000,000              1,970,080
         Victor New York, 9.05%, 5/1/2008                                          1,690,000              1,752,462
                                                                                                  -----------------

    TOTAL TAXABLE MUNICIPAL BONDS (Cost $3,736,290)                                                       3,722,542
                                                                                                  -----------------

    U.S. GOVERNMENT AGENCIES -- 0.24%
         Federal National Mortgage Association CPI Floating Rate, 4.29%,
         2/17/2009                                                                 2,000,000              1,984,900
                                                                                                  -----------------

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $2,000,000)                                                      1,984,900
                                                                                                  -----------------

    SHORT TERM INVESTMENTS -- 0.43%
         Wisconsin Public Service Corp., 3.25%, 7/6/2005                           3,500,000              3,498,420
                                                                                                  -----------------

    TOTAL SHORT TERM INVESTMENTS (Cost $3,498,420)                                                        3,498,420
                                                                                                  -----------------


    TOTAL INVESTMENTS -- 96.99% (COST $737,803,252)                                               $     789,788,514
                                                                                                  -----------------


    OTHER ASSETS LESS LIABILITIES -- 3.01%                                                               24,478,617


    NET ASSETS -- 100.00%                                                                         $     814,267,131
                                                                                                  =================

Footnote Legend

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt







Item 2. Controls and Procedures


(a)(i) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


Item 3. Exhibits


Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

                         SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

Date:    August 12, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

Date:    August 12, 2005

By:      /s/ Steven J. Bohlin

         Steven J. Bohlin

         Treasurer and principal financial officer

Date:    August 12, 2005